AMERICAN VARIABLE INSURANCE SERIES

1998 ANNUAL REPORT
FOR THE YEAR ENDED NOVEMBER 30

[photos:  packets of seeds]

CULTIVATING AN INVESTMENT GARDEN

[photos:  part of a plant; packet of seeds; seeds]

FUND RESULTS AT A GLANCE

American Variable Insurance Series(r)

American Variable Insurance Series is the underlying investment vehicle for the American Legacy II variable annuity and other insurance contracts.

                                   Total Returns

                                   periods ended November 30, 1998

                                                      5-Year        10-Year
                                                      Average       Average

                                   1-Year             Annual        Annual
                                                      Compound      Compound

                                   Total Return       Return        Return

16     Global Growth Fund          +24.26%            +19.29%*      -
       (since 4/30/97)

21     Global Small                -8.31*             -             -
       Capitalization Fund
       (since 4/30/98)

26     Growth Fund                 +25.27             19.97         18.49

31     International Fund          +16.94             +12.83         +10.85*
       (since 5/1/90)

37     Growth-Income Fund          +14.77             +18.60         +15.74



43     Asset Allocation Fund       12.32              15.13         +12.38*
       (since 8/1/89)

51     Bond Fund (since            5.12               +  6.94*      -
       1/2/96)

58     High-Yield Bond Fund        +1.44              +7.95         +10.78

65     U.S. Government/            +8.72              +5.98         +8.32
       AAA-Rated
       Securities Fund

69     Cash Management             +5.17              +4.94         +5.32
       Fund

*Reflects results for the lifetime of the fund, which is

shorter than the complete period.



                                   Total Returns

                                   periods ended December 31, 1998

                                                      5-Year        10-Year
                                                      Average       Average

                                   1-Year             Annual        Annual
                                                      Compound      Compound

                                   Total Return       Return        Return

16     Global Growth Fund          0.2904             +22.36%*      -
       (since 4/30/97)

21     Global Small                +2.61*             -             -
       Capitalization Fund
       (since 4/30/98)

26     Growth Fund                 +35.55             +21.77        0.1916

31     International Fund          +21.22             +12.28        +11.34*
       (since 5/1/90)

37     Growth-Income Fund          +18.38             +19.15        +16.01

43     Asset Allocation            +13.13             +15.32        +12.48*
       Fund(since 8/1/89)

51     Bond Fund                   4.37               +6.77*        -
       (since 1/2/96)

58     High-Yield Bond Fund        0.44               7.78          +10.71

65     U.S. Government/            8.19               5.95          8.33
       AAA-Rated
       Securities Fund

69     Cash Management             5.15               4.96          5.28
       Fund

*Reflects results for the lifetime of the fund, which is shorter than the complete period.




This table shows the investment results for the funds in American Variable Insurance Series. The variable annuities and life insurance contracts that use the series' funds contain certain fees and expenses not reflected here. Investment results through November 30, 1998, are through the close of our most recent fiscal year. Investment results as of December 31, 1998, are as of the end of the most recent calendar quarter.

As of December 31, 1998, the Cash Management Fund's annualized seven-day yield was 5.51%. FIGURES SHOWN ARE PAST RESULTS. SHARE PRICES AND RETURNS WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. INVESTING OUTSIDE THE UNITED STATES IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS AND POLITICAL INSTABILITY, WHICH ARE DETAILED IN THE PROSPECTUS.

ABOUT OUR COVER: With 10 investment options and a wide range of features and services, American Legacy helps contractholders sow the seeds of a strong financial future.

DEAR INVESTORS:

This report covers the 1998 fiscal year - the 12 months ended November 30 - for American Variable Insurance Series, which serves as the underlying investment vehicle for the American Legacy variable annuities and other insurance products.

Financial markets provided a study in contrasts during fiscal 1998. In our report to you six months ago, we remarked that, with investors mostly sanguine about the Asian crisis, stock prices in most major markets had soared to impressive heights. Almost immediately afterward, the tide turned dramatically. Investors grew skittish when it became increasingly apparent that Asia's difficulties had deeper roots than suspected and had begun to spread. As fresh currency turmoil beset first Russia and then Latin America, global stock markets plummeted. Standard & Poor's 500 Composite Index, an unmanaged proxy for the largest U.S. stocks, fell almost 20% from mid-July to the end of August, while international stocks and those of smaller companies retreated as well. Then, just as investors began to resign themselves to a gloomy winter, stock markets staged a turnaround, rising from the ashes of the summer downturn to regain most or all of their lost ground.

Most major markets finished the fiscal year higher than where they began, but the fits and starts of the past year may have been a warning sign about what may lie ahead. Indeed, there are indications that the fallout of the global slowdown has begun to impact our record peacetime expansion. Although the U.S. economy continues to expand, it is doing so at a less vigorous pace than in recent years. Shrinking demand in Asia and the arrival of low-cost imports to the United States have begun to soften corporate earnings. While that is keeping inflation fears at bay and interest rates low, the net effect is a less buoyant U.S. economy. Meanwhile, it remains to be seen whether the historic impeachment proceedings in Washington will have repercussions on financial markets.

One of the benefits of investing for the long term is that it allows us to make carefully reasoned judgments rather than react emotionally. As we evaluate events, we try to be mindful not only of their immediate consequences, but of the underlying patterns that may influence the fortunes of the companies and regions in which we invest on your behalf.

[Begin Sidebar]
GLOBAL GROWTH FUND
Where the Fund's Assets Are Invested
(as of November 30, 1998)

                                   Percent of

                                   Net Assets

THE AMERICAS

United States                      33.5%

Canada                             3.8

Mexico                             3.0

Argentina                          1.5

Other Americas                     .4

                                   42.2

EUROPE

United Kingdom                     11.1

Germany                            4.8

Sweden                             3.8

France                             2.6

Italy                              2.5

Spain                              2.4

Finland                            1.1

Norway                             .6

Denmark                            .5

Greece                             .5

Netherlands                        .5

Portugal                           .5

Other Europe                       .2

                                   31.1

ASIA/PACIFIC

Japan                              7.4

Australia                          3.5

People's Republic of China         .5

Other Asia                         .3

                                   11.7



OTHER COUNTRIES                    1.3

Cash & Equivalents                 13.7

Total                              100.0%




[End Sidebar]

Here are brief comments on each of the funds:

THE GLOBAL GROWTH FUND posted a substantial 24.3% increase during its first full fiscal year. The fund, which can invest virtually anywhere in the world, was well-positioned to benefit in the United States and Europe, two regions where stock prices rose the most (see table on page 1). In the U.S., stock prices increased 25% for the 12 months, even accounting for the decline in late summer.* In Europe every market but Norway rose. Stock markets in the United Kingdom gained 19%, Germany 32%, France 41% and Finland a remarkable 77%. Elsewhere in the world, the news was less propitious. Stock prices declined in Japan (-4%), where efforts to stimulate an economic recovery have thus far been frustrated by a credit crunch in the banking system; other countries such as New Zealand (-25%), Mexico (-32%) and China (-39%) also fared poorly. With a relatively small exposure to the world's hardest hit markets, though, the fund's results were not hampered by the declines. At the close of the period, the fund held stocks of 111 companies based in 25 countries. Many are recent additions: The market downturn provided good buying opportunities for a number of companies we believe have excellent prospects but which had been somewhat overvalued in the stock market. Cash and equivalents account for about 14% of net assets, providing additional buying reserves and a cushion against declines.

*Market returns are based on MSCI indexes, which track stock markets in individual countries, and are expressed in dollar terms with dividends reinvested.

[Begin Sidebar]
GLOBAL SMALL
CAPITALIZATION FUND
Where the Fund's Assets Are Invested
(as of November 30, 1998)

                            Percent of

                            Net Assets

THE AMERICAS

United States               49.4%

Canada                      4.3

Argentina                   1.8

Mexico                      1.6

Chile                       .9

                            58.0

EUROPE

United Kingdom              3.6

Germany                     2.1

France                      1.0

Turkey                      .9

Denmark                     .7

Ireland                     .7

Sweden                      .7

Switzerland                 .6

Other Europe                .9

                            11.2

ASIA/PACIFIC

Australia                   2.2

Japan                       2.1

Singapore                   1.8

Hong Kong                   .9

Philippines                 .5

                            7.5

OTHER COUNTRIES             1.9

Cash & Equivalents          21.4

Total                       100.0%




[End Sidebar]

THE GLOBAL SMALL CAPITALIZATION FUND, the series' newest investment option, began life near what proved to be the year's market high for small-company stocks. The market rout took the sector 30% lower from its high before bottoming out in October, as measured by the Salomon Smith Barney World Smallcap Index, which tracks stocks in 22 countries with market capitalizations between $100 million and $1.2 billion. While prices have since begun to recover, at November 30 the fund was still off 8.3% from its inception on April
30. It is always disappointing to see the value of an investment decline, but we believe there is a silver lining to this cloud. Prices of small-company stocks have fallen to levels that offer the best value, relative to larger companies, in a quarter century; this has enabled us to buy promising companies at what may be bargain-basement prices. As of November 30, the portfolio held stocks of 93 companies. Many of these are specialized technology firms, such as PMC-Sierra, which makes communications semiconductors for the networking industry, and Sanmina, which assembles circuit boards for electronics and telecommunications systems. Other holdings include The Cheesecake Factory, a U.S. restaurant chain, and Imax, a producer of film and equipment for special projection movies. Roughly half of net assets are invested in U.S.-based companies, with about 30% abroad (see table above). Given the uncertainty during the period, we maintained a fairly cautious stance, keeping 21% of net assets in cash and equivalents. As the past seven months have made abundantly clear, smaller company stocks are typically more volatile than their larger counterparts. The upside, however, is a greater potential for growth over longer, more meaningful periods.

[Begin Sidebar]
INTERNATIONAL FUND
Where the Fund's Assets Are Invested
(as of November 30, 1998)

                                   Percent
                                   of

                                   Net Assets

EUROPE

United Kingdom                     14.3%

France                             8.4

Germany                            7.9

Italy                              6.6

Finland                            5.6

Switzerland                        5.3

Spain                              4.5

Netherlands                        4.4

Sweden                             4.1

Portugal                           2.3

Luxembourg                         1.6

Norway                             1.3

Other Europe                       .5

                                   66.8

ASIA/PACIFIC

Japan                              9.0

Australia                          4.4

Philippines                        1.1

Hong Kong                          .7

People's Republic of China         .6

OTHER ASIA/PACIFIC                 .9

                                   16.7

THE AMERICAS

Canada                             3.7

Mexico                             3.0

Argentina                          .5

Other Americas                     1.0

                                   8.2

OTHER COUNTRIES                    2.2

Cash & Equivalents                 6.1

Total                              100.0%




[End Sidebar]

THE GROWTH FUND was the series' biggest gainer, increasing 25.3% for the 12 months ended November 30. The fund's primary objective is growth of capital, and we are pleased to note that the majority of holdings appreciated in price. That was especially true for media-related companies. Cable television providers, such as CSC Holdings (+102%) and Comcast (+74%), have emerged from a difficult period of reregulation, while entertainment conglomerates such as Viacom (+90%) and Time Warner (+82%) consolidated gains from recent mergers and acquisitions. At the other end of the spectrum, a number of technology companies are still struggling with reduced demand from Asia and an inventory "correction" working its way through the industry. Silicon Graphics (-7%), LSI Logic (-33%) and National Semiconductor (-57%) ended the year lower, extending earlier declines. Not all technology companies declined, however: Amid signs that demand may be picking up, stock prices rose for Texas Instruments (+55%) and Micron Technology (+66%). At fiscal year-end, 92% of the portfolio was held in the stocks of 143 companies, with the balance in cash and equivalents.

THE INTERNATIONAL FUND rose 16.9% for fiscal 1998, mostly on the strength of its Europe-based investments (see table at left). Stock prices in Europe fed off a heady combination of strong corporate earnings, a wave of merger announcements and optimism about the upcoming monetary union. Despite the frenzied selling that hobbled markets in late summer, losses were more than offset by gains made during the rest of the year. Telecommunications-related issues once again posted extraordinary increases. Among the fund's larger holdings, these included the Scandinavian mobile phone giants Nokia (+144%) and Ericsson (+36%), as well as service providers TELECEL (+114%) of Portugal, Deutsche Telekom (+39%) and Spain's Telefonica (+63%). Olivetti, the fund's sixth-largest holding, appreciated an astonishing 368% in price due to escalating profits from its telecommunications business. On the other side of the ledger, a number of our Japanese and Latin American securities declined in price. We have trimmed our exposure to the latter to around 5% of net assets from about 10% a year ago. Among companies that were sold were Telecomunicacoes Brasileiras and ELETROBRAS, two long-time Brazilian holdings that have made considerable contributions to past results.

THE GROWTH-INCOME FUND continued to do well, posting a 12-month increase of 14.8%. The fund, which emphasizes established U.S. companies with the potential for rising dividends, was generally well-served by a robust economic environment. Consumer spending rose, boosting revenues for retailers; inflation hovered around 1.5%, keeping interest rates low; and a spate of well-publicized merger announcements helped inspire optimism among investors about the direction of stock prices. Among industries, pharmaceutical firms and a number of technology companies were especially successful. By year-end, the portfolio's exposure to the latter had more than doubled to become the largest sector of concentration. Oracle (+3%) became the fund's single largest holding when we significantly increased the fund's position in the stock near its low in October. Texas Instruments, our second-largest holding, was up 55% for the year. Drug concerns constitute the fund's second-largest industry; we would note among them Schering-Plough (+70%), Merck (+64%), Warner-Lambert (+62%) and Pfizer (+53%). Other areas that did well were telephone service providers and broadcasting companies. The fund was restrained by its fairly large positions in chemical, energy and paper stocks, industries that have seen profits contract as the difficulties in Asia deepened. Overall, about 30 industries and 184 companies are represented in the portfolio. About 11% is held in cash and equivalents.

THE ASSET ALLOCATION FUND had a 12.3% return for the year. The fund is managed as though it constitutes the complete portfolio of a prudent investor, with a balanced combination of carefully selected securities from all three major asset classes. At fiscal year-end, 61% of net assets were in equity securities, 30% in bonds and 9% in cash and equivalents, reflecting the relative growth potential of each market. The equity portion comprises stocks of 80 companies in a wide range of industries. Among larger positions, gainers included Century Telephone Enterprises (+86%), Rentokil (+53%), IBM (+51%) and Carnival (+28%). A number of larger holdings declined in price, however, trimming overall returns somewhat. These included Citigroup (-1%), the entity created from the recent merger of Citicorp and Travelers; Praxair (-13%), a producer of industrial gases, and Atlantic Richfield (-18%), which was hurt by falling oil prices. The bond component is invested in a combination of U.S. Treasuries, federal agency obligations and corporate bonds. With most of the appreciation in the bond market occurring on the longer end of the yield curve, we extended the average effective maturity of the bonds in the portfolio to take advantage of rising prices. (The longer a bond's maturity, the more sensitive its price tends to be to interest-rate changes.) On November 30, the fund's average effective maturity was 8.4 years, up from 7.1 years 12 months ago.

THE BOND FUND rose 5.1% for the 12 months ended November 30. Most of the fund's gain occurred in the first half of the year, when low inflation, a flourishing economy and a flight to bonds by anxious stock investors benefited virtually every sector of the U.S. bond market. Later in the year, however, that benefit narrowed considerably. With U.S. Treasury securities the darlings of the bond market and the Asian crisis throwing business growth in doubt, corporate bonds suffered as investors grew concerned about issuers making good on their debt. Because bond market sectors tend to move cyclically, the portfolio is well-diversified among many types of bonds. Longer term, that helps cushion the fund against drops in a single sector as well as take advantage of upturns in each. The lion's share is held in corporate bonds, including a number of lower rated instruments that offer higher yields to compensate for the greater risk of default. U.S. Treasuries and federal agency bonds account for roughly one-quarter of the portfolio, while a small portion, about 4% of assets, is invested in bonds denominated in non-U.S. currencies. About 10% is held in cash and equivalents. We are also pleased to note that as of November 30, fund assets had increased more than 50% from a year earlier, to more than $230 million.

THE HIGH-YIELD BOND FUND registered a small 1.4% gain. After a long span of extraordinary returns, lower rated bonds suffered a setback in the latter half of the year. These instruments occupy a unique position in the fixed-income universe. They are sensitive not only to interest-rate swings, but also to the rise and fall of a company's fortunes. In that regard, they share many of the characteristics of stocks and were thus plagued by some of the same fundamental concerns that bedeviled equity prices in late summer: fears of recession, slowing revenues, tighter profit margins and the increased possibility of default. In that environment, demand for lower rated bonds all but evaporated. If the fund was not immune to the decline - the downturn was indiscriminate, taking down many fundamentally healthy issuers - it did bring a number of promising securities within an attractive price range. At the time of this writing, a recovery may be under way: The sector rallied in November on the heels of the Federal Reserve's interest-rate cuts, and liquidity, or the ease with which securities are traded, has improved sharply.

THE U.S. GOVERNMENT/AAA-RATED SECURITIES FUND made substantial progress, increasing 8.7% for the 12 months. U.S. Treasury securities moved higher as anxious investors clamored for the relative safety of dollar-denominated government bonds. Prices received an additional boost from a budget surplus that has slowed the pace of bond issuance by the federal government, leading to a shrinking supply of securities in the face of renewed demand. With scant evidence of inflation on the economic horizon, yields on 30-year Treasuries, which serve as the primary benchmark for U.S. interest rates, dropped from 6.04% at the beginning of the period to 5.08% at its close. (Bond prices and yields move in opposite directions.) Meanwhile, mortgage-backed securities, which account for about 63% of the portfolio, did less well during the year. Low interest rates and a strong economy led to a spate of refinancings and record reissuance of new securities last year, creating a surplus in the marketplace. That dampened prices somewhat, but it also offered buying opportunities, and we have been adding selectively to our mortgage holdings.

THE CASH MANAGEMENT FUND provided investors with a 5.2% gain. The Fed lowered short-term rates three times this fall in an effort to loosen credit markets and stave off recessionary pressures caused by weakness abroad. Managed for relative stability and a reasonable rate of return, the fund can be an important diversification tool as well as a base from which to make investments into other funds in the series. The fund maintains a high-quality orientation by concentrating its assets in top-grade commercial paper (short-term loans to major, well-known corporations), all of which carry the highest credit ratings from Moody's or Standard & Poor's, and federal agency discount notes (short-term loans to federal government agencies).

We look forward to reporting to you again in six months.

Cordially,

/s/Thomas E. Terry              /s/James F. Rothenberg
Thomas E. Terry                 James F. Rothenberg
Chairman of the Board           President
American Variable Insurance     American Variable Insurance
Series                          Series

January 14, 1999

HOW A $10,000 INVESTMENT HAS GROWN

These charts show the growth of a $10,000 investment over the past 10 years - or lifetime, if shorter than 10 years - of each of the investment portfolios in American Variable Insurance Series (with the exception of the Cash Management Fund, which is managed to provide preservation of principal). The tables below the charts show the average annual compound returns on an investment over various periods. The funds in American Variable Insurance Series have no sales charges. However, the variable annuities and life insurance contracts that use the series' funds contain certain fees and expenses not reflected here.

GLOBAL GROWTH FUND

[begin mountain chart]
Investments primarily in stocks
Scale adjusted for
shorter time period

$13,334
MSCI World Index/1/

$13,228
Global Growth Fund

$10,237
Consumer Price Index/2/

End of Month         Global Growth        MSCI                 Consumer
                     Fund                 World Index/1/       Price Index/2/

4/97                 10,000               10,000               10,000

5/97                 10,420               10,619               9,994

8/97                 10,580               10,887               10,037

11/97                10,645               11,072               10,081

2/98                 11,927               12,304               10,106

5/98                 12,558               12,792               10,162

8/98                 11,210               11,336               10,200

11/98                13,228                                    13,334



Ended                                 11/30/98         12/31/98

One Year                              +24.26%          +29.04%

Lifetime (since 4/30/97)              +19.29           +22.36




[end chart]

GLOBAL SMALL CAPITALIZATION FUND
[begin mountain chart]
Investments primarily in stocks
Scale adjusted for
shorter time period

$10,092
Consumer Price Index/2/

$9,169
Global Small Capitalization Fund

$8,563
Salomon Smith Barney World Smallcap Index

End of Month         Global Small         Consumer             Salomon
                     Capitalization       Price Index/2/       Smith Barney
                     Fund                                      World Smallcap
                                                               Index

4/98                 10,000               10,000               10,000

5/98                 9,479                10,018               9,716

6/98                 9,545                10,031               9,536

7/98                 9,154                10,043               8,997

8/98                 7,809                10,055               7,532

9/98                 7,941                10,068               7,760

10/98                8,535                10,092               8,195

11/98                9,169                                     8,563



Ended          11/30/98             12/31/98

Lifetime       -8.31%               +2.61%

(total return since 4/30/98)


[end chart]

GROWTH FUND
[begin mountain chart]
Investments primarily in stocks

$55,755
S&P 500 Index

$54,575
Growth Fund

$13,633
Consumer Price Index/2/

Year ended           Growth               S&P 500              Consumer
Nov. 30              Fund                 Index                Price Index/2/

1988                 10,000               10,000               10,000

1989                 13,887               13,083               10,466

1990                 12,793               12,617               11,122

1991                 15,979               15,193               11,455

1992                 18,999               17,997               11,804

1993                 21,960               19,810               12,120

1994                 22,602               20,022               12,444

1995                 30,592               27,422               12,768

1996                 34,973               35,066               13,184

1997                 43,565               45,082               13,425

1998                 54,575               55,755



Ended                          11/30/98          12/31/98

One Year                       +25.27%           +35.55%

Five Years                     +19.97            +21.77

10 Years                       +18.49            +19.16

Lifetime (since 2/8/84)        +17.08            +17.79




[end chart]

INTERNATIONAL FUND
[begin mountain chart]
Investments primarily in stocks

$24,206
International Fund

$19,249
MSCI EAFE Index/3/

$12,723
Consumer Price Index/2/

Year ended           International        MSCI EAFE            Consumer
November 30          Fund                 Index/3/             Price Index/2/

1989                 10,000               10,000               10,000

1990                 9,492                10,380               9,483

1991                 10,314               10,691               10,310

1992                 10,407               11,016               9,508

1993                 13,238               11,311               11,852

1994                 14,626               11,614               13,646

1995                 16,202               11,916               14,724

1996                 18,902               12,304               16,504

1997                 20,701               12,529               16,483

1998                 24,206                                    19,249



Ended                              11/30/98      12/31/98

One Year                           +16.94%       +21.22%

Five Years                         +12.83        +12.28

Lifetime (since 5/1/90)            +10.85        +11.34




[end chart]

GROWTH-INCOME FUND
[begin mountain chart]
Investments primarily in stocks

$55,755
S&P 500 Index

$43,137
Growth-Income Fund

$13,633
Consumer Price Index/2/

Year ended           Growth-              S&P 500              Consumer
Nov. 30              Income               Index                Price Index/2/
                     Fund

1988                 10,000               10,000               10,000

1989                 12,732               13,083               10,466

1990                 12,061               12,617               11,122

1991                 14,212               15,193               11,455

1992                 16,471               17,997               11,804

1993                 18,387               19,810               12,120

1994                 18,977               20,022               12,444

1995                 25,265               27,422               12,768

1996                 30,576               35,066               13,184

1997                 37,585               45,082               13,425

1998                 43,137               55,755



Ended                          11/30/98       12/31/98

One Year                       +14.77%        +18.38%

Five Years                     +18.60         +19.15

10 Years                       +15.74         +16.01

Lifetime (since 2/8/84)        +15.93         +16.17




[end chart]

BOND FUND
[begin mountain chart]
Investments primarily in bonds
Scale adjusted for
shorter time period

$12,312
Salomon Smith Barney BIG Index/4/

$12,156
Bond Fund

$10,684
Consumer Price Index/2/

End of month         Bond Fund            Consumer             Salomon
                                          Price Index/2/       Smith Barney
                                                               BIG Index/4/

1/96                 10,000               10,000               10,000

2/96                 9,850                10,091               9,897

5/96                 9,750                10,202               9,748

8/96                 9,961                10,248               9,886

11/96                10,574               10,332               10,454

2/97                 10,751               10,397               10,413

5/97                 10,880               10,430               10,554

8/97                 11,308               10,476               10,875

11/97                11,564               10,521               11,246

2/98                 11,880               10,547               11,498

5/98                 12,054               10,606               11,714

8/98                 11,712               10,645               12,017

11/98                12,156                                    12,312



Ended                            11/30/98      12/31/98

One Year                         +5.12%        +4.37%

Lifetime (since 1/2/96)          +6.94         +6.77




[end chart]

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
[begin mountain chart]
Investments primarily in bonds

$23,998
Salomon Smith Barney Treasury/Govt.-Sponsored Mortgage Index

$22,236
U.S. Govt./AAA-Rated Securities Fund

$13,633
Consumer Price Index/2/

Year ended           U.S. Govt./          Smith Barney         Consumer
Nov. 30              AAA-Rated            Treasury/            Price Index/2/
                     Securities           Govt.-
                     Fund                 Sponsored
                                          Mortgage
                                          Index

1988                 10,000               10,000               10,000

1989                 11,082               11,427               10,466

1990                 11,869               12,348               11,122

1991                 13,440               14,067               11,455

1992                 14,762               15,308               11,804

1993                 16,630               16,909               12,120

1994                 15,868               16,425               12,444

1995                 18,206               19,240               12,768

1996                 19,206               20,379               13,184

1997                 20,452               21,915               13,425

1998                 22,236               23,998



Ended                            11/30/98       12/31/98

One Year                         +8.72%         +8.19%

Five Years                       +5.98          +5.95

10 Years                         +8.32          +8.33

Lifetime (since 12/1/85)         +8.31          +8.28




[end chart]

ASSET ALLOCATION FUND
[begin mountain chart]
Investments in both stocks and bonds

$43,239
S&P 500 Index

$29,720
Asset Allocation Fund

$21,759
Salomon Smith Barney BIG Index/4/

$13,183
Consumer Price Index/2/

Year ended       Asset            S&P 500          Consumer         Salomon
Nov. 30          Allocation       Index            Price            Smith
                 Fund                              Index/2/         Barney
                                                                    BIG
                                                                    Index/4/

1,988            10,000           10,000           10,000           10,000

1,989            10,180           10,147           10,121           10,233

1,990            9,932            9,785            10,756           11,015

1,991            11,683           11,783           11,077           12,602

1,992            13,283           13,958           11,415           13,749

1,993            14,690           15,364           11,720           15,261

1,994            14,611           15,528           12,034           14,797

1,995            18,915           21,267           12,347           17,432

1,996            22,443           27,194           12,749           18,475

1,997            26,460           34,962           12,982           19,874

1,998            27,920           43,239                            21,759



Ended                          11/30/98         12/31/98

One Year                       +12.32%          +13.13%

Five Years                     +15.13           +15.32

Lifetime (since 8/1/89)        +12.38           +12.48




[end chart]

HIGH-YIELD BOND FUND
[begin mountain chart]
Investments primarily in bonds

$32,045
Salomon Smith Barney Long-Term High-Yield Index

$27,848
High-Yield Bond Fund

$24,287
Salomon Smith Barney BIG Index/4/

$13,633
Consumer Price Index/2/

Year ended       High-Yield       Consumer         Salomon          Salomon
Nov. 30          Bond Fund        Price            Smith            Smith
                                  Index/2/         Barney           Barney
                                                   BIG              Long-Term
                                                   Index/4/         High-Yield
                                                                    Index

1,988            10,000           10,000           10,000           10,000

1,989            11,085           10,466           11,422           9,979

1,990            11,362           11,122           12,295           8,978

1,991            14,341           11,455           14,066           12,904

1,992            16,237           11,804           15,346           15,379

1,993            18,999           12,120           17,034           18,540

1,994            17,914           12,444           16,516           17,758

1,995            21,462           12,768           19,457           22,729

1,996            24,413           13,184           20,621           25,002

1,997            27,452           13,425           22,183           29,107

1,998            27,848                            24,287           32,045



Ended                            11/30/98       12/31/98

One Year                         +1.44%         0.0044

Five Years                       +7.95          +7.78

10 Years                         +10.78         +10.71

Lifetime (since 2/8/84)          +12.19         +12.13


[end chart]
The indexes are unmanaged and do not reflect sales charges, commissions or expenses.

Past results are not predictive of future results.

/1/Morgan Stanley Capital International World Index

/2/Computed from data supplied by U.S. Department of Labor, Bureau of Labor Statistics.

/3/Morgan Stanley Capital International EAFE(r) (Europe, Australasia, Far East) Index

/4/Salomon Smith Barney Broad Investment-Grade (BIG) Bond Index

CULTIVATING AN INVESTMENT GARDEN
SOWING THE SEEDS OF A DIVERSIFIED PORTFOLIO

Whether you're landscaping a large estate or planting a flower box on a building rooftop, any experienced horticulturist will tell you that the secret to a well-laid garden is balance. Different plants blossom during different seasons. Gardeners must choose a combination of blooms to achieve a long-lasting array of colors and textures.

Successful investors, like skilled gardeners, make balance a fundamental part of building their investment portfolios. The practice of asset allocation - that is, diversifying across different types of investments - can help reduce risk while exposing investors to a wide range of opportunities.

One of the advantages of your American Legacy variable annuity is that it offers under a single plan a variety of "seeds" to help you plant for the future. With 10 variable funds to choose from, investors can tailor a portfolio that exposes them to a variety of financial markets - U.S. stocks and bonds, international securities and money market instruments - which move at different rhythms and carry distinct risk/reward relationships. Contract owners may also select from two fixed accounts that guarantee a fixed rate of return.*

Each fund is itself diversified because each owns dozens of securities. Most contract owners, however, find that investing in a number of funds with different objectives can be a sensible way to seek more consistent returns over time. They also find that, just as planting seeds requires patience, a long-term perspective is important when setting financial goals.

Your American Legacy contract offers another type of diversification as well: a broad spectrum of features and benefits to help you customize your retirement plan. These include the advantage of tax deferral, a choice of payout options, several dollar cost averaging programs and the security of a guaranteed minimum death benefit.*

*Guarantees are based on the claims-paying ability of The Lincoln National Life Insurance Company, which issues the American Legacy contracts. Dollar cost averaging cannot assure a profit or protect against loss.

On the following pages, you'll meet several real-life American Legacy contract owners who are cultivating their "investment gardens." While these examples may help you generate ideas about how best to balance your portfolio, everyone's needs are unique. Your financial planner can help you create a program that reflects your own risk tolerance, tax situation and investment time horizon.

[Begin Sidebar]
Spreading investments across different asset classes can help reduce risk while exposing investors to a wide range of opportunities.
[End Sidebar]

[Begin Photo Caption]
Bob and Claudia Mendell, Alamo, California
[End Photo Caption]

[photo:  packet of seeds]

[Begin Caption]
The Mendells' Portfolio
[End Caption]

[Begin pie chart]
Asset Allocation 33.3%
Global Growth    33.3%
International    33.3%
[End pie chart]

HOW MIGHT YOUR GARDEN GROW?
SEEKING OPPORTUNITIES IN A VARIETY OF MARKETS

As the nutritional director for a hospital in northern California, Claudia Mendell knows better than most the benefits of diversification. "One of the first lessons of Health 101," she says, "is that you can't get all your nutrients from one type of food. You need a balanced diet - many different foods - to maintain adequate physical growth."

Claudia and her husband Bob view their investment strategy in much the same way. Both are still working - Bob is director of training for a wine and spirits company in the heart of vineyard country - but with life expectancies on the rise, they realize that they have to plan carefully for a retirement they hope will last a very long time. Their financial adviser helped them set up a growth-oriented portfolio within American Legacy that emphasizes stocks but is still diversified among market sectors.

Although U.S. stocks have been unusually strong in recent years, that has not always been the case. In the past there have been times when bonds or international stocks have done better. The Mendells are well-positioned to take advantage of potential gains in all three of these markets, with investments in American Legacy's Asset Allocation Fund, Global Growth Fund and International Fund. "There's no crystal ball that can predict which market will do the best in any given year," says Bob. "By spreading our investments among several of them, there's a good chance that at least part of our portfolio should do well."

Diversifying through American Legacy has the unique advantage of tax deferral. Although the Mendells will pay taxes on earnings they eventually withdraw, the ability to let all of their money work for them right away can make a big difference in their overall returns. What's more, when they recently decided to transfer assets from one fund to another, those exchanges were not only free, but tax-free.

Of course, as Claudia would note, nutrition encompasses more than diet. It requires regular exercise, plenty of rest and stress reduction. Similarly, American Legacy is only one part of the Mendells' financial plan. When they retire, they intend to draw income from other retirement vehicles first and leave their Legacy assets untouched for as long as possible to maximize the tax-deferred growth potential of their diversified portfolio.

[Begin Photo Caption]
Phil and Annie Yarick, Santa Fe, New Mexico
[End Photo Caption]

[Begin Caption]
The Yaricks' Portfolio
[End Caption]

[Begin pie chart]
International    40%
Growth           20%
Growth-Income    20%
Bond             10%
High-Yield Bond  10%
[End pie chart]

[photo:  plant branch]

A PORTFOLIO FOR ALL SEASONS MANAGING RISK
The city of Santa Fe, New Mexico, exudes a seamless mix of the Spanish, Mexican and Native American cultures that have settled here over the centuries. Amid this high desert community of artists and adobe architecture, Phil and Annie Yarick are making the most of a well-earned retirement. These transplants from New Jersey spend their days exploring the rugged terrain of the Pecos Wilderness, attending the opera and lavishing attention on their irascible English bulldog, Ryder.

Although Phil and Annie share many interests, when it comes to investing, the Yaricks find themselves at opposite ends of the risk spectrum. Annie is a self-described "bury-it-in-a-can-in-the-yard" type, while her husband likes to "shoot for the moon." Assembling a portfolio that would meet both their objectives was a challenge, but they have found a balance of funds that allows them to capture growth opportunities while at the same time helping to diminish the damage of severe market declines.

Because equities have historically provided the best solution to outpacing inflation, their financial adviser suggested they concentrate the bulk of their American Legacy assets in a combination of stock funds - the Growth Fund, the Growth-Income Fund and the International Fund. That would not only give them a broad exposure to equity markets around the world, but might also increase the likelihood that losses in U.S. stocks, for example, could be offset by gains in non-U.S. markets. (Of course, the Yaricks had to consider the special risks associated with international investing.)

The rest was divided between the Bond Fund and the High-Yield Bond Fund to help add the stability Annie sought. Bonds have tended to be less volatile than stocks, although their returns have been lower. They also respond somewhat differently to economic circumstances (including the recent Asian crisis).

While asset allocation won't eliminate the risk that their account balance could go down, it can reduce the probability that severe fluctuations will impede the long-term progress of their overall portfolio. American Legacy gives Phil and Annie yet another hedge against market declines: a guaranteed minimum death benefit, which assures that their contract's beneficiaries will receive at least the amount of the original investment (less any money already withdrawn).

[Begin Photo Caption]
Verne and Betty Colburn St. Albans, Vermont (with their granddaughter, Deanna) [End Photo Caption]

[Begin Caption]
The Colburns' Portfolio
[End Caption]

[Begin pie chart]
Asset Allocation   50%
Growth-Income      25%
Bond               15%
Global Growth      10%
[End pie chart]

ENJOYING THE FRUITS
MEETING MULTIPLE OBJECTIVES WITH A SINGLE PLAN

When Verne Colburn retired two years ago, more than 100 of his former students surprised him with a rousing musical tribute. It was a fitting capstone to a three-decade career of bringing music to the schoolchildren of St. Albans, Vermont, a small town near the U.S.-Canadian border.

It was also time to finally focus on financial goals, since Verne and his wife Betty, who had been a teacher as well, had a little catching up to do. "With seven children to raise," Betty explains, "there was very little left to put away." Although Social Security and their teachers' pensions would provide some of the income they needed, they knew it wouldn't be enough to maintain the kind of lifestyle they hoped to enjoy in retirement. After talking with their financial adviser, Verne rolled over his 403(b) plan - a 401(k)-type account for educational institutions - into an American Legacy Individual Retirement Account. Then, he set up a systematic withdrawal program that would not only provide enough income to help meet current expenses, but might leave enough to generate growth for future income.

Because the Colburns needed to begin drawing income right away,* they wanted an investment that could deliver reasonably consistent returns. Their financial adviser helped them assemble a fairly conservative portfolio. He used the Asset Allocation Fund as their core holding, which immediately diversified their money among three primary asset classes: U.S. stocks, bonds and money market instruments. He then augmented the growth component with the Growth-Income Fund, which invests primarily in large U.S. companies, and the Global Growth Fund, which could take advantage of similar opportunities around the world. Finally, a portion was allocated to the Bond Fund for current income and additional stability.

*Contingent deferred sales charges apply in the first seven years after each payment, but contract owners may withdraw up to 10% of their account value each year without triggering those charges.

Verne and Betty expect this plan to tide them over for many years to come, and perhaps one day leave something for a much more valuable legacy: their family.

[photo:  packet of seeds]

AMERICAN VARIABLE INSURANCE SERIES GLOBAL GROWTH FUND
Investment Portfolio,  November 30, 1998

Where the Fund's Assets Are Invested
                                                                 Percent
                                                                 Net Asse
                                                                 --------
The Americas                                                       42.22%
Europe                                                             31.06%
Asia/Pacific                                                       11.70%
Other Countries                                                     1.27%
Cash & Equivalents                                                 13.75%
                                                                  100.00%

Largest Individual Stocks

Zeneca Group                                                        3.36%
Telefonica                                                           2.45
Pfizer                                                               2.15
Telecom Italia                                                       2.15
Time Warner                                                          2.09
Cendant                                                              2.09
CKS Group                                                            1.92
Viacom                                                               1.88
Rentokil Initial                                                     1.81
Telefonaktiebolaget LM Ericsson                                      1.79

                                                                             Market    Percent
                                                                 Number o     Value     of Net
Stocks (common and preferred)                                     Shares      (000)     Assets
----------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 12.78%
Telefonica SA (American Depositary Receipts) (Spain)              44,800     $6,244      2.45%
Telecom Italia SpA, nonconvertible savings shares (Italy)        741,100      4,594
Telecom Italia SpA                                               110,000        890        2.15
Mannesmann AG (Germany)                                           39,650      4,289        1.68
AirTouch Communications (USA) (1)                                 69,000      3,946        1.55
Telecom Argentina STET-France Telecom SA, Class B
 (American Depositary Receipts) (Argentina)                      128,500      3,919        1.54
Deutsche Telekom AG (Germany)                                    107,500      3,016        1.18
Orange PLC (United Kingdom) (1)                                  192,000      1,963         .77
Cable & Wireless Communications PLC (United Kingdom) (1)         211,100      1,883         .74
TELECEL - Comunicacoes Pessoais, SA (Portugal)                     6,700      1,310         .51
Stet Hellas Telecommunications SA (American Depositary
 Receipts) (Greece) (1)                                           35,300      1,227         .48
China Telecom (Hong Kong) Ltd. (American Depositary
 Receipts) (Peoples Republic of China) (1)                        31,000      1,227         .48
AT&T Corp. (USA)                                                  18,750      1,168         .46
France Telecom, SA (France)                                       13,000        903         .35
Nippon Telegraph and Telephone Corp. (Japan)                         120        897         .35
Telefonos de Mexico, SA de CV, Class L
 (American Depositary Receipts) (Mexico)                          12,000        559         .22
Millicom International Cellular SA (Luxembourg) (1)               14,000        467         .18
Compania de Telecomunicaciones de Chile SA
 (American Depositary Receipts) (Chile)                           15,948        370         .14
BUSINESS & PUBLIC SERVICES - 13.00%
Cendant Corp. (USA) (1)                                          281,000      5,339        2.09
CKS Group, Inc. (USA) (1)                                        146,400      4,905        1.92
Rentokil Initial PLC (formerly Rentokil Group PLC)
 (United Kingdom)                                                690,800      4,615        1.81
America Online, Inc. (USA) (1)                                    45,000      3,940        1.54
Reuters Group PLC (United Kingdom)                               383,140      3,699        1.45
Brambles Industries Ltd. (Australia)                             123,800      3,025        1.19
Vivendi SA (France)                                               11,800      2,667        1.05
Waste Management, Inc. (formerly USA Waste
 Services, Inc.) (USA)                                            42,700      1,831         .72
Suez Lyonnaise des Eaux (France)                                   7,000      1,382         .54
Ratin, A/S Class B (Denmark)                                       6,300      1,178         .46
Columbia/HCA Healthcare Corp. (USA)                               24,000        591         .23
BROADCASTING & PUBLISHING - 10.56%
Time Warner Inc. (USA)                                            50,500      5,340        2.09
Viacom Inc., Class B (USA) (1)                                    72,000      4,793        1.88
Fox Entertainment Group, Inc., Class A (USA) (1)                 130,000      3,071        1.20
Grupo Televisa, SA, ordinary participation certificates
 (American Depositary  Receipts) (Mexico) (1)                    119,900      3,050        1.19
TV Azteca, SA de CV (American Depositary
 Receipts) (Mexico)                                              400,000      3,000        1.17
News Corp. Ltd. (Australia)                                      290,467      2,033         .80
ProSieben Media AG (Germany) (1)                                  36,000      1,725         .68
Fuji Television (Japan)                                              410      1,633         .64
Ziff-Davis Inc.(USA) (1)                                          60,000        686         .27
Sinclair Broadcast Group, Inc., Class A (USA) (1)                 53,800        663         .26
Tele-Communications, Inc., Series A,  TCI Group (USA) (1)         13,800        583         .23
SOFTBANK CORP. (Japan)                                             6,600        381         .15
HEALTH & PERSONAL CARE - 8.69%
Zeneca Group PLC (United Kingdom)                                203,960      8,459
Zeneca Group PLC (American Depositary Receipts)                    3,000        126        3.36
Pfizer Inc (USA)                                                  49,150      5,486        2.15
Avon Products, Inc. (USA)                                         55,800      2,267         .89
Glaxo Wellcome PLC (United Kingdom)                               52,900      1,672         .65
Astra AB, Class A (Sweden)                                        90,000      1,648         .65
Guidant Corp. (USA)                                               18,000      1,545         .61
Luxottica Group SpA (American Depositary Receipts) (Italy)        75,000        778         .30
Omnicare, Inc. (USA)                                               7,000        200         .08
ELECTRONIC COMPONENTS - 5.43%
Murata Manufacturing Co., Ltd. (Japan)                            82,000      3,212        1.26
Microchip Technology Inc. (USA) (1)                               70,000      2,437         .96
Intel Corp. (USA)                                                 20,000      2,152         .84
Rohm Co., Ltd. (Japan)                                            23,000      1,944         .76
Micron Technology, Inc. (USA) (1)                                 41,100      1,698         .67
Texas Instruments Inc. (USA)                                      15,000      1,145         .45
Quantum Corp. (USA) (1)                                           35,000        774         .30
Altera Corp. (USA) (1)                                            10,000        491         .19
DATA PROCESSING & REPRODUCTION - 4.74%
Oracle Corp. (USA) (1)                                           105,000      3,596        1.41
Microsoft Corp. (USA) (1)                                         28,000      3,416        1.34
PeopleSoft, Inc. (USA) (1)                                       127,000      2,611        1.02
Computer Associates International, Inc. (USA)                     30,000      1,328         .52
Dassault Systemes SA (France)                                     29,600      1,155         .45
BANKING - 4.40%
Bank of Nova Scotia (Canada)                                     161,000      3,533        1.39
BankAmerica Corp. (USA)                                           38,400      2,503         .98
Washington Mutual, Inc. (USA)                                     60,000      2,325         .91
ForeningsSparbanken AB, Class A (Sweden)                          52,000      1,457         .57
Westpac Banking Corp.(Australia)                                 211,148      1,405         .55
ELECTRICAL & ELECTRONICS - 3.17%
Telefonaktiebolaget LM Ericsson, Class B (Sweden)                165,000      4,583        1.79
Nokia Corp., Class A (American
 Depositary Receipts) (Finland)                                   20,000      1,960         .77
Northern Telecom Ltd. (Canada)                                    33,400      1,559         .61
AUTOMOBILES - 2.81%
Suzuki Motor Corp. (Japan)                                       281,000      3,220        1.26
Bayerische Motoren Werke AG (Germany)                              2,200      1,699
Bayerische Motoren Werke AG (1)                                      660        498         .86
Nissan Motor Co., Ltd. (Japan)                                   570,000      1,760         .69
CHEMICALS - 2.31%
Monsanto Co. (USA)                                                61,400      2,782        1.09
BOC Group PLC (United Kingdom)                                   145,000      2,105         .83
Valspar Corp. (USA)                                               30,000        998         .39
MERCHANDISING - 1.51%
Consolidated Stores Corp. (USA) (1)                              113,700      2,445         .96
Cifra, SA de CV (American Depositary Receipts)
 (Mexico) (1)                                                     60,000        742         .29
Koninklijke Ahold NV (Netherlands)                                19,600        679         .26
LEISURE & TOURISM - 1.46%
Village Roadshow Ltd., Class A,
 5.50% preferred shares (Australia)                              1,078,30     1,553         .61
Mirage Resorts, Inc. (USA) (1)                                    65,000        967         .38
Walt Disney Co. (USA)                                             15,000        483         .19
King World Productions, Inc. (USA) (1)                            17,250        470         .18
Carnival Corp., Class A (USA)                                      7,100        245         .10
RECREATION & OTHER CONSUMER PRODUCTS - 1.30%
EMI Group PLC (United Kingdom)                                   557,000      3,316        1.30
ELECTRONIC INSTRUMENTS - 1.17%
Applied Materials, Inc. (USA) (1)                                 40,000      1,550         .61
ADVANTEST CORP. (Japan)                                           21,600      1,443         .56
MULTI-INDUSTRY - 1.13%
Orkla AS, Class A (Norway)                                        72,000      1,201         .47
Preussag AG (Germany) (1)                                          3,000      1,098         .43
Gambro AB, Class A (formerly Incentive AB) (Sweden)               48,000        587         .23
METALS:  NONFERROUS - 0.99%
Aluminum Co. of America (USA)                                     28,000      2,076         .81
Freeport-McMoRan Copper & Gold Inc.,
 Class B (USA)                                                    35,000        457         .18
ENERGY SOURCES - 0.96%
Fletcher Challenge Energy (New Zealand)                          398,974        840         .33
Woodside Petroleum Ltd. (Australia)                              142,000        720         .28
TOTAL, Class B (American Depositary
 Receipts) (France)                                                9,600        587         .23
Shell Transport and Trading Co., PLC (New York
 Registered) (United  Kingdom)                                     8,500        309         .12
AEROSPACE & MILITARY TECHNOLOGY - 0.87%
Bombardier Inc., Class B (Canada)                                170,000      2,215         .87
MISCELLANEOUS MATERIALS & COMMODITIES - 0.86%
Sealed Air Corp. (USA) (1)                                        50,000      2,206         .86
APPLIANCES & HOUSEHOLD DURABLES - 0.85%
Sony Corp. (Japan)                                                29,600      2,167         .85
INSURANCE - 0.63%
Fairfax Financial Holdings Ltd. (Canada) (1)                       5,000      1,603         .63
FINANCIAL SERVICES - 0.61%
Shohkoh Fund & Co., Ltd. (Japan)                                   3,000        990         .39
Credicorp Ltd. (Peru)                                             50,600        556         .22
ENERGY EQUIPMENT - 0.60%
Schlumberger Ltd. (Netherlands Antilles)                          34,200      1,528         .60
BEVERAGES & TOBACCO - 0.58%
Seagram Co. Ltd. (Canada)                                         25,000        858         .33
Grupo Industrial Emprex-B (Mexico)                               150,000        352         .14
Coca-Cola Amatil Ltd. (Australia)                                 51,820        174         .07
Coca-Cola Beverages PLC (United Kingdom) (1)                      50,728        105         .04
GOLD MINES - 0.57%
Anglogold Ltd. (South Africa)                                     30,000      1,466         .57
REAL ESTATE - 0.54%
Mandamus AB (Sweden) (1) (2)                                     262,600      1,388         .54
INDUSTRIAL COMPONENTS - 0.49%
NGK Spark Plug Co., Ltd. (Japan)                                 135,000      1,248         .49
FOOD & HOUSEHOLD PRODUCTS - 0.37%
Raisio Group PLC (Finland)                                        73,000        946         .37
MACHINERY & ENGINEERING - 0.12%
Kvaerner AS, Class A (Norway)                                     20,600        311         .12
TEXTILES & APPAREL - 0.06%
Nine West Group Inc. (USA) (1)                                    12,900        161         .06
MISCELLANEOUS - 0.24%
Other stocks in initial period of acquisition                                   637         .24
                                                                         ----------------------
TOTAL STOCKS  (cost: $194,792,000)                                          220,208       83.80
                                                                         ----------------------


                                                                 Principa
                                                                  Amount
Short-Term Securities                                              (000)
------------------------------------------------------------------------------------   -------
CORPORATE SHORT-TERM NOTES - 9.64%
Kellogg Co. 4.97-5.30% 12/4-12/17/1998                             3,100      3,094        1.21
Siemens Capital Corp. 5.02% due 1/22/1999                          2,800      2,779        1.09
Electricite de France 5.05% due 2/16/1999                          2,600      2,572        1.01
General Electric Capital Corp. 5.06% due 12/1/1998                 2,500      2,500         .98
Bayer AG 5.17% due 12/8/1998 (3)                                   2,000      1,998         .78
AMERICAN HONDA FINANCE 5.20% due 1/28/1999                         2,000      1,983         .78
KFW International Finance Inc. 5.15% due 12/11/1998                1,700      1,697         .66
HOUSEHOLD FINANCE CORP. 5.03% due 12/2/1998                        1,600      1,600         .63
Coca-Cola Co. 4.85% due 12/22/1998                                 1,600      1,595         .62
BMW US CAPITAL CORP. 5.10% due 12/15/1998                          1,400      1,397         .55
Johnson & Johnson 5.00% due 12/14/1998 (3)                         1,400      1,397         .55
Diageo Capital PLC 5.15% due 12/18/1998 (3)                        1,400      1,396         .55
Pfizer Inc 5.09% due 12/2/1998 (3)                                   600        600         .23
FEDERAL AGENCY DISCOUNT NOTES - 3.57%
Federal Home Loan Banks 5.00% due 1/29/1999                        4,300      4,264        1.67
Fannie Mae 4.92-5.12% due 1/8-3/18/1999                            3,000      2,965        1.16
Freddie Mac 4.95% due 1/25/1999                                    1,900      1,885         .74
                                                                         ---------------------
TOTAL SHORT-TERM SECURITIES (cost: $33,722,000)                              33,722       13.21
                                                                         ---------------------
TOTAL INVESTMENT SECURITIES (cost: $228,514,000)                            253,930       97.01

Excess of cash and receivables over payables                                  1,372         .54
                                                                         ------------------------
NET ASSETS                                                                 $255,302     97.55%
                                                                           ========   ========

(1) Non-income-producing securities.
(2) Valued under procedures established by the Board of Trustees.
(3) Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers.

See Notes to Financial Statements



Stocks appearing in the portfolio
since May 31, 1998

Anglogold
Applied Materials
Astra
AT&T
BankAmerica
Coca-Cola Beverages
Computer Associates International
Deutsche Telekom
Fox Entertainment Group
Fuji Television
Grupo Televisa
Guidant
Koninklijke Ahold
Luxottica Group
Mirage Resorts
News Corp.
NGK Spark Plug
Nippon Telegraph and Telephone
Nissan Motor
PeopleSoft
Preussag
Quantum
Sealed Air
Shell Transport and Trading
Shohkoh Fund
Stet Hellas Telecommunications
Tele-Communications
Telefonaktiebolaget LM Ericsson

Stocks eliminated from the portfolio
since May 31, 1998

Advanced Micro Devices
Chrysler
General Motors
Home Depot
Host Marriott
Inco
Kyocera
Oil Co. LUKoil
Oryx Energy
Rambus
Raytheon
Rio Tinto
Thomson-CSF
Viking Office Products


AMERICAN VARIABLE INSURANCE SERIES GLOBAL SMALL CAPITALIZATION FUND
Investment Portfolio,  NOVEMBER 30, 1998

Where the Fund's Assets Are Invested
                                                                      Percent of
                                                                      Net Assets
                                                                        --------
The Americas                                                               58.02%
Europe                                                                     11.22%
Asia/Pacific                                                                7.54%
Other Countries                                                             1.85%
Cash & Equivalent                                                          21.37%
                                                                          100.00%

Largest Individual Stocks

PMC-Sierra                                                                  2.61%
Sanmina                                                                      2.41
ABR Information Services                                                     2.24
HNC Software                                                                 1.87
Sapient                                                                      1.56
Laurentian Bank of Canada                                                    1.53
Jones Intercable                                                             1.50
Black Box                                                                    1.43
USWeb                                                                        1.39
Flextronics International                                                    1.38


                                                                                   Market   Percent
                                                                       Number of    Value    of Net
STOCKS (common and preferred)                                             Shares    (000)    Assets
---------------------------------------------------------------------   -------- --------  --------
BUSINESS & PUBLIC SERVICES - 14.56%
ABR Information Services, Inc. (USA)(1)                                   95,000  $      1    2.24%
Sapient Corp. (USA)(1)                                                    24,400    1,128       1.56
Black Box Corp. (USA)(1)                                                  29,500    1,036       1.43
USWeb Corp. (USA)(1)                                                      44,000    1,001       1.39
Flextronics International Ltd. (Singapore)(1)                             15,000      998       1.38
Midas, Inc. (USA)                                                         28,700      895       1.24
Protection One, Inc. (USA)(1)                                             62,400      601        .83
Kroll-O'Gara Co. (USA)(1)                                                 18,700      580        .80
Medicis Pharmaceutical Corp., Class A (USA)(1)                             9,200      580        .80
NCO Group, Inc. (USA)(1)                                                  15,100      557        .77
Strayer Education, Inc. (USA)                                             13,500      502        .70
Rhon-Klinikum AG (Germany)                                                 5,000      486        .67
Corporate Services Group PLC (United Kingdom)                            178,750      433        .60
International Container Terminal Services, Inc. (Philippines)(1)       4,500,000      401        .56
Budget Group, Inc., Class A (USA)(1)                                      28,500      356        .49
Renaissance Worldwide Inc. (USA)(1)                                       46,700      333        .46
ARIS Corp. (USA)(1)                                                       20,000      327        .45
Brunel International NV (Netherlands)                                     13,048      252        .35
Fujitsu Support and Service Inc. (Japan)(2)                                1,000       56        .08
ELECTRONIC COMPONENTS - 10.56%
PMC-Sierra, Inc. (USA)(1)                                                 35,000    1,886       2.61
Sanmina Corp. (USA)(1)                                                    35,000    1,743       2.41
Level One Communications, Inc. (USA)(1)                                   30,000      928       1.29
Venture Manufacturing (Singapore) Ltd (Singapore)                        150,000      574
Venture Manufacturing Ltd (Singapore)(2)                                  90,000      344       1.28
Micrel, Inc. (USA)(1)                                                     20,000      811       1.12
NatSteel Electronics Ltd (Singapore)(2)                                  175,000      378        .52
Megachips Corp. (Japan)(1,2)                                              10,000      358        .50
Cymer, Inc. (USA)(1)                                                      14,100      212        .29
Towa Corp. (Japan)                                                         8,500      202        .28
Cicorel Holding AG (Switzerland)(1)                                          700      133        .18
QPL International Holdings Ltd. (Hong Kong -
 Incorporated in Bermuda)                                                664,000       57        .08
MERCHANDISING - 8.00%
Disco SA (ADR) (Argentina)(1)                                             44,250      916       1.27
Rent-Way, Inc. (USA)(1)                                                   30,000      814       1.13
DFS Furniture Co. PLC (United Kingdom)                                   250,000      701        .97
EUROBIKE AG (Germany)                                                     40,000      691        .95
White Cap Industries, Inc. (USA)(1)                                       50,000      663        .92
Migros Turk TAS (Turkey)                                                 650,000      642        .89
Komori Corp. (Japan)                                                      40,000      569        .79
GrandVision SA (France)                                                   20,000      448        .62
Dickson Concepts (International) Ltd. (Hong Kong-
 Incorporated in Bermuda)                                                310,000      334        .46
DATA PROCESSING & REPRODUCTION - 7.61%
HNC Software Inc. (USA)(1)                                                40,900    1,350       1.87
Aspect Development, Inc. (USA)(1)                                         25,000      836       1.16
Platinum Software Corp. (USA)(1)                                          69,300      736       1.02
Macromedia, Inc. (USA)(1)                                                 25,900      724       1.00
National Computer Systems, Inc.                                           20,000      657        .91
Remedy Corp. (USA)(1)                                                     50,000      522        .72
Vantive Corp. (USA)(1)                                                    60,000      510        .71
Edify Corp. (USA)(1)                                                      19,300      159        .22
BROADCASTING & PUBLISHING - 6.93%
Jones Intercable, Inc., Class A (USA)(1)                                  35,000    1,087       1.51
Century Communications Corp., Class A (USA)(1)                            40,000      977       1.35
Westwood One, Inc. (USA)(1)                                               32,100      851       1.18
United Television, Inc. (USA)                                              6,000      660        .91
APN News and Media, Ltd. (Australia)                                     400,000      541        .75
Central European Media Enterprises Ltd., Class A (1)
 (USA - Incorporated in Bermuda)                                          80,000      520        .72
Sondagsavisen A/S (Denmark)                                                7,500      372        .51
LEISURE & TOURISM - 4.34%
Morton's Restaurant Group, Inc. (USA)(1)                                  35,000      696        .96
Navigant International, Inc. (USA)(1)                                    100,000      637        .88
Lions Gate Entertainment Corp. (Canada)(1)                               200,000      620        .86
Imax Corp. (Canada)(1)                                                    20,000      545        .76
Cheesecake Factory Inc. (USA)(1)                                          14,300      372        .52
Hoyts Cinemas Ltd., units (Australia)                                    282,300      262        .36
BANKING - 2.52%
Laurentian Bank of Canada (Canada)                                        63,700    1,107       1.53
Citizens Banking Corp. (USA)                                              22,100      714        .99
FOOD & HOUSEHOLD PRODUCTS - 2.28%
Santa Isabel SA (ADR) (Chile)                                             75,000      642        .89
Grupo Industrial Maseca, SA de CV, Class B (ADR)  (Mexico)                31,300      421        .58
Geest PLC (United Kingdom)                                                45,000      301        .42
Metro-Richelieu Inc., Class A (Canada)                                    24,000      282        .39
RECREATION & OTHER CONSUMER PRODUCTS - 2.21%
Radica Games Ltd. (1)                                                     52,000      812       1.12
Movado Group, Inc. (USA)                                                  30,000      608        .84
Metromedia International Group, Inc. (USA)(1)                             40,000      178        .25
HEALTH & PERSONAL CARE - 1.76%
Aviron (USA)(1)                                                           29,200      628        .87
Pharmacyclics, Inc. (USA)(1)                                              20,000      347        .48
Grupo Casa Autrey, SA de CV (ADR) (Mexico)                                45,000      298        .41
ELECTRONIC INSTRUMENTS - 1.52%
Etec Systems, Inc. (USA)(1)                                               16,600      546        .76
Disco Corp. (Japan)                                                       10,000      283        .39
ASM Pacific Technology Ltd. (Hong Kong)                                  700,000      267        .37
BEVERAGES & TOBACCO - 1.28%
Robert Mondavi Corp., Class A (USA) (1)                                   13,600      498        .69
Quilmes Industrial SA, preferred shares
 (ADR) (Luxembourg)                                                       45,000      425        .59
BUILDING MATERIALS & COMPONENTS - 1.08%
Futuris Corp. Ltd. (Australia)                                           675,000      778       1.08
INSURANCE - 1.02%
LandAmerica Financial Group, Inc. (USA)                                   12,000      736       1.02
MISCELLANEOUS MATERIALS & COMMODITIES - 0.97%
SPARTECH Corp. (USA)                                                      35,000      698        .97
FINANCIAL SERVICES - 0.84%
American Capital Strategies, Ltd. (USA)                                   40,000      610        .84
INDUSTRIAL COMPONENTS - 0.70%
Hayes Lemmerz International, Inc. (USA)(1)                                16,000      504        .70
CHEMICALS - 0.60%
Gurit-Heberlein AG (Switzerland)                                             130      321        .44
Kalon Group PLC (United Kingdom)                                          78,000      117        .16
TELECOMMUNICATIONS - 0.55%
Western Telecom (France)(1)                                               25,000      277        .38
CESKE RADIOKOMUNIKACE AS (GDR) (Czech Republic)(1,2)                       4,200      123        .17
REAL ESTATE - 0.45%
TBI PLC (United Kingdom)                                                 204,100      328        .45
MACHINERY & ENGINEERING - 0.40%
KCI Konecranes International Corp. (Finland)                               6,800      290        .40
ENERGY SOURCES - 0.38%
Premier Oil PLC (United Kingdom)                                         430,000      152        .21
Ramco Energy PLC (United Kingdom)                                         26,400      122        .17
TRANSPORTATION:  SHIPPING - 0.38%
ICB Shipping AB, Class B (Sweden)                                         35,400      274        .38
EQUITY COMMON TRUSTS - 0.32%
Atle AB, Class A (Sweden)                                                 16,800      233        .32
AEROSPACE & MILITARY TECHNOLOGY - 0.16%
Alvis PLC (United Kingdom)                                                38,400      115        .16
MISCELLANEOUS - 4.97%
Other stocks in initial period of acquisition                                         3592      4.97
                                                                                 --------  --------
TOTAL STOCKS (cost: $60,509,000)                                                     56802    76.39
                                                                                 --------  --------


                                                                       Principal   Market   Percent
                                                                          Amount    Value    of Net
SHORT-TERM SECURITIES                                                      (000)    (000)    Assets
---------------------------------------------------------------------   -------- --------  --------
CORPORATE SHORT-TERM NOTES - 19.15%
BP Capital PLC 5.30% due 12/1/98                                       $            1,500       2.08
Canadian Wheat Board 5.02% due 2/19/99                                     1,300    1,285       1.78
BMW U.S. Capital Corp. 5.10% due 12/10/98                                  1,000      999       1.38
E.I. du Pont de Nemours and Co. 5.17% due 12/7/98                          1,000      999       1.38
Reed Elsevier Inc. 5.11% due 12/4/98 (2)                                   1,000      999       1.38
Unilever PLC 5.00% due 12/4/98 (2)                                         1,000      999       1.38
Siemens Corp. 5.02% due 1/22/99                                            1,000      993       1.37
Vermont American Corp. 5.11% due 12/18/98 (2)                                900      898       1.24
Kellogg Co. 5.30% due 12/4/98                                                825      824       1.14
Pfizer Inc. 5.09% due 12/2/98 (2)                                            800      800       1.11
France Telecom 5.15% due 12/14/98                                            800      798       1.11
KFW International Finance Inc. 5.15% due 12/9/98                             700      699        .97
Household Finance Corp. 5.00% due 12/22/98                                   550      548        .76
Diageo Capital PLC 5.15% due 12/18/98 (2)                                    500      499        .69
American Honda Finance Corp. 5.40% 1/13/99                                   500      497        .69
Mobil Australia Finance Co. 5.08% due 2/8/99 (2)                             500      495        .69
FEDERAL AGENCY DISCOUNT NOTES - 4.26%
Federal Home Loan Bank 5.00%-5.04% due 12/4/98-1/29/99                     2,500    2,483       3.44
Freddie Mac 4.95% due 1/25/99                                                600      595        .82
                                                                                 --------  --------
TOTAL SHORT-TERM SECURITIES (cost: $16,911,000)                                    16,910     23.41
                                                                                 --------  --------
TOTAL INVESTMENT SECURITIES (cost: $77,420,000)                                    73,712     99.80

Excess of payables over cash and receivables                                        1,470       2.04
                                                                                 --------  --------
NET ASSETS                                                                        $72,242    97.76%
                                                                                 ========  ========

(1) Non-income-producing securities.
(2) Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements

Stocks appearing in the portfolio              Stocks eliminated from the portfolio
since November 30, 1998                        since November 30, 1998
American Capital Strategies                    Dr Solomon's Group
Aspect Development                             Four Media
Century Communications                         Hartmarx
CESKE RADOKOMUNIDACE                           Medallion
EUROBIKE                                       Petco Animal Supplies
Fujitsu Support and Service                    Rambus
Futuris
Imax
Megachips
Morton's Restaurant Group
Movado Group
National Computer Systems
NatSteel Electronics
Navigant International
PMC- Sierra
Radica Games
Rent- Way
Rhon-Klinikum
Sanmina
Santa Isabel
Sapient
Venture Manufacturing
Western Telecom
White Cap Industries

GROWTH FUND
Investment Portfolio  November 30, 1998
------------------------------------------------------------

STOCKS                                                           91.99%

CASH &
EQUIVALENTS                                                       8.01%
------------------------------------------------------------

                                                                Percent
                                                                 Of Net
Largest Individual Stocks                                        Assets
------------------------------------------------------------    -------

Time Warner                                                       5.08%
Viacom                                                              4.89
Tele-Communications, Liberty Media Group                            3.05
Cendant                                                             2.89
Texas Instruments                                                   2.72
Disney                                                              2.06
Comcast                                                             1.79
Altera                                                              1.79
King World Productions                                              1.72
USA Networks                                                        1.67


                                                                            Market  Percent
                                                              Number of      Value   of Net
Stocks (common and preferred)                                    Shares      (000)   Assets
--------------------------------------------                    -------    -------  -------
Broadcasting & Publishing - 24.74%
Time Warner Inc.                                               2,702,575   $285,797   5.08%
Viacom Inc., Class B  (1)                                      3,700,000    246,281     4.89
Viacom Inc., Class A  (1)                                        439,200     28,850
Tele-Communications, Inc., Series A, Liberty Media Group  (1   4,255,205    171,538     3.05
Comcast Corp., Class A, special                                2,075,000    100,897     1.79
USA Networks, Inc. (1)                                         2,970,000     93,741     1.67
News Corp. Ltd., preferred  (ADR) (Australia)                  2,102,500     52,957     1.58
News Corp. Ltd. (ADR)                                          1,270,000     35,560
Fox Entertainment Group, Inc., Class A  (1)                    2,750,000     64,969     1.16
CSC Holdings, Inc. (Formerly Cablevision Systems Corp.), Cla   1,500,000     62,062     1.10
Cox Communications, Inc., Class A  (1)                         1,105,600     58,251     1.04
Jones Intercable, Inc., Class A  (1)                           1,525,000     47,370      .84
Tele-Communications, Inc., Series A,  TCI Group  (1)           1,089,078     46,014      .82
BHC Communications, Inc., Class A  (1)                           286,189     31,910      .57
Tele-Communications, Inc., Series A, TCI Ventures Group (1)    1,545,698     30,624      .55
United International Holdings, Inc., Class A  (1)              1,180,000     19,912      .35
Jacor Communications, Inc.  (1)                                  100,000      5,819      .10
Adelphia Communications Corp., Class A  (1)                      135,000      4,717      .08
Chancellor Media Corp., Class A   (1)                            100,000      3,769      .07
Electronic Components - 15.22%
Texas Instruments Inc.                                         2,000,000    152,750     2.72
Altera Corp.  (1)                                              2,050,000    100,578     1.79
Intel Corp.                                                      860,800     92,644     1.65
Microchip Technology Inc.  (1)                                 2,105,000     73,280     1.30
Micron Technology, Inc.  (1)                                   1,696,300     70,078     1.25
SCI Systems, Inc. (1)                                          1,213,326     58,998     1.05
Linear Technology Corp.                                          800,000     56,050     1.00
Quantum Corp.  (1)                                             2,275,000     50,334      .89
ADC Telecommunications, Inc.  (1)                              1,305,900     39,014      .69
Adaptec, Inc.  (1)                                             2,336,000     37,960      .68
Xilinx, Inc.  (1)                                                700,000     35,525      .63
Analog Devices, Inc.  (1)                                      1,366,666     27,931      .50
LSI Logic Corp.  (1)                                           1,000,000     15,500      .28
Newbridge Networks Corp. (Canada) (1)                            460,000     13,455      .24
National Semiconductor Corp.  (1)                                665,000      9,559      .17
Motorola, Inc.                                                   103,400      6,411      .11
Seagate Technology  (1)                                          200,000      5,900      .10
Rogers Corp.  (1)                                                190,800      5,176      .09
Park Electrochemical Corp.                                       250,000      4,797      .08
Business & Public Services - 9.38%
Cendant Corp.  (1)                                             8,564,800    162,731     2.89
Columbia/HCA Healthcare Corp.                                  2,047,500     50,420      .90
Waste Management, Inc. (formerly USA Waste Services, Inc.)     1,070,597     45,902      .82
Federal Express Corp.  (1)                                       700,000     45,413      .81
America Online, Inc.  (1)                                        436,000     38,177      .68
Cambridge Technology Partners (Massachusetts), Inc.  (1)       1,400,000     29,225      .52
Concord EFS, Inc.  (1)                                           850,900     27,069      .48
Universal Health Services, Inc., Class B  (1)                    500,000     26,813      .48
Allied Waste Industries, Inc.  (1)                             1,257,100     25,613      .46
Flextronics International Ltd. (USA - Incorporated in Singap     300,000     19,950      .35
First Data Corp.                                                 500,000     13,344      .24
Avery Dennison Corp.                                             220,000     10,546      .19
Ceridian Corp.  (1)                                              150,000      9,759      .17
Paychex, Inc.                                                    125,000      6,219      .11
Electronic Data Systems Corp.                                    150,000      5,850      .10
TeleTech Holdings, Inc.  (1)                                     640,000      5,840      .10
APAC TeleServices, Inc.  (1)                                     700,000      4,550      .08
Data Processing & Reproduction - 8.42%
Solectron Corp.  (1)                                           1,271,000     84,124     1.50
Oracle Corp.  (1)                                              2,425,000     83,056     1.48
PeopleSoft, Inc.  (1)                                          3,100,000     63,744     1.13
Ascend Communications, Inc.  (1)                                 750,000     42,141      .75
Microsoft Corp.  (1)                                             300,000     36,600      .65
Autodesk, Inc.                                                   859,100     31,250      .56
Silicon Graphics, Inc. (1)                                     2,170,000     26,582      .47
Intuit Inc.  (1)                                                 393,300     22,762      .41
Lexmark International Group, Inc., Class A  (1)                  200,000     15,275      .27
Computer Associates International, Inc.                          320,800     14,195      .25
Vantive Corp.  (1)                                             1,269,156     10,788      .19
Compaq Computer Corp.                                            300,000      9,750      .17
Gateway 2000, Inc.  (1)                                          150,000      8,419      .15
Structural Dynamics Research Corp.  (1)                          475,000      8,283      .15
3Com Corp.  (1)                                                  205,000      7,931      .14
Mentor Graphics Corp.  (1)                                       800,000      6,900      .12
Data General Corp.  (1)                                          100,000      1,813      .03
Leisure & Tourism - 5.58%
Walt Disney Co.                                                3,600,000    115,875     2.06
King World Productions, Inc.  (1)                              3,550,000     96,737     1.72
Carnival Corp.                                                 1,284,800     44,326      .79
Mirage Resorts, Inc.  (1)                                      2,700,000     40,162      .71
MGM Grand, Inc.  (1)                                             650,000     16,697      .30
Insurance - 2.99%
American International Group, Inc.                               800,000     75,200     1.34
EXEL Ltd., Class A (Incorporated in Bermuda)                     635,000     47,704      .85
Transatlantic Holdings, Inc.                                     405,000     30,780      .55
MGIC Investment Corp.                                            320,000     14,060      .25
Health & Personal Care - 2.51%
Sepracor Inc.  (1)                                               300,000     24,900      .44
Guidant Corp.                                                    250,000     21,453      .38
Warner-Lambert Co.                                               244,400     18,452      .33
Gilead Sciences, Inc.  (1)                                       500,000     15,563      .28
Pfizer Inc                                                       100,000     11,163      .20
BioChem Pharma Inc. (Canada) (1)                                 400,000      9,750      .17
SEQUUS Pharmaceuticals, Inc.  (1)                                440,416      8,698      .16
Johnson & Johnson                                                 97,600      7,930      .14
Forest Laboratories, Inc.  (1)                                   160,000      7,460      .13
Novoste Corp.  (1)                                               400,000      6,500      .12
Omnicare, Inc.                                                   150,000      4,294      .08
Guilford Pharmaceuticals, Inc.  (1)                              200,000      2,825      .05
Pharmacia & Upjohn, Inc.                                          36,250      1,887      .03
Chemicals - 2.37%
Monsanto Co.                                                   1,721,200     77,992     1.39
Valspar Corp.                                                    750,000     24,938      .44
Air Products and Chemicals, Inc.                                 450,000     17,156      .31
Praxair, Inc.                                                    200,000      7,638      .13
Engelhard Corp.                                                  284,400      5,492      .10
Banking - 2.23%
Washington Mutual, Inc.                                        1,225,000     47,469      .84
BankBoston Corp.                                                 581,680     24,212      .43
Charter One Financial, Inc.                                      791,824     23,507      .42
Wells Fargo & Co.                                                500,000     18,000      .32
M&T Bank Corp.                                                    25,000     12,463      .22
Telecommunications - 2.23%
AirTouch Communications  (1)                                   1,550,000     88,641     1.58
MCI WorldCom, Inc. (formerly MCI Communications Corp.)  (1)      460,243     27,154      .48
Paging Network, Inc.  (1)                                      1,500,000      9,281      .17
Electronic Instruments - 2.13%
Applied Materials, Inc.  (1)                                   2,041,700     79,116     1.41
Perkin-Elmer Corp.                                               363,900     33,934      .60
Security Dynamics Technologies, Inc. (1)                         250,000      3,812      .07
ANTEC Corp.  (1)                                                 150,000      2,775      .05
Transportation:Airlines - 1.97%
AMR Corp.  (1)                                                   790,000     52,091      .93
Southwest Airlines Co.                                         2,350,675     50,539      .90
Delta Air Lines, Inc.                                            150,000      8,053      .14
Merchandising - 1.95%
Consolidated Stores Corp.  (1)                                 2,152,425     46,277      .82
Limited Inc.                                                     617,700     17,875      .32
Lowe's Companies, Inc.                                           400,000     16,900      .30
Cardinal Health, Inc., Class A                                   222,300     15,255      .27
Circuit City Stores, Inc. - Circuit City Group                   200,000      7,237      .13
Venator Group, Inc. (formerly Woolworth Corp.)  (1)              774,300      6,098      .11
Electrical & Electronics - 1.56%
Telefonaktiebolaget LM Ericsson, Class B (ADR) (Sweden)        1,590,000     43,924      .78
Northern Telecom Ltd. (Canada)                                   390,000     18,208      .32
General Instrument Corp.  (1)                                    600,000     16,875      .30
Nokia Corp., Class A (ADR) (Finland)                              90,000      8,820      .16
Financial Services - 1.37%
Fannie Mae                                                       500,000     36,375      .65
Household International, Inc.                                    700,000     27,388      .49
Capital One Financial Corp.                                      120,000     13,200      .23
Energy Sources - 0.89%
Murphy Oil Corp.                                                 350,000     13,956      .25
Pogo Producing Co.                                             1,124,300     13,070      .23
Enterprise Oil PLC (United Kingdom)                            1,700,000      9,335      .17
Talisman Energy Inc. (Canada) (1)                                400,000      6,961      .12
TOTAL, Class B (ADR) (France)                                    110,000      6,724      .12
Textiles & Apparel - 0.83%
NIKE, Inc., Class B                                            1,000,000     40,000      .71
Nine West Group Inc.  (1)                                        544,500      6,806      .12
Beverages & Tabacco - 0.69%
Philip Morris Companies Inc.                                     555,000     31,045      .55
PepsiCo, Inc.                                                    200,000      7,738      .14
Miscellaneous Materials & Commodities - 0.67%
Sealed Air Corp.  (1)                                            850,000     37,506      .67
Recreation & Other Consumer Products - 0.48%
Hasbro, Inc.                                                     770,700     27,023      .48
Food & Household Products - 0.26%
Keebler Foods Co.  (1)                                           250,000      8,422      .15
Dole Food Co., Inc.                                              200,000      6,325      .11
Energy Equipment - 0.25%
Schlumberger Ltd. (Netherlands Antilles)                         250,000     11,172      .20
Baker Hughes Inc.                                                162,500      2,976      .05
Aerospace & Military Technology - 0.24%
Gulfstream Aerospace Corp.  (1)                                  267,000     13,717      .24
Transportation: Rail & Road - 0.06%
Wisconsin Central Transportation Corp.  (1)                      200,000      3,625      .06
Machinery & Engineering - 0.06%
Thermo Electron Corp.  (1)                                       200,000      3,375      .06
Miscellaneous - 2.91%
Other stocks in intial period of acquisition                                163,859     2.91
                                                                           -------  -------
TOTAL STOCKS (cost: $3,548,234,000)                                       5,172,758    91.99
                                                                           -------  -------

                                                              Principal
                                                                Amount
Short-Term Securities                                             (000)

CORPORATE SHORT - TERM NOTES - 8.14%
A.I. Credit Corp. 5.00%-5.14% due 12/9/1998-1/6/1999             $64,900     64,648     1.15
Lucent Technologies Inc. 5.05%-5.17%
 due 12/4-12/10/1998                                              52,605     52,559      .94
E.I. du Pont de Nemours and Co. 5.23%-5.28%
 due 1/13-1/20/1999                                               50,000     49,662      .88
Johnson & Johnson 5.08% due 1/21/1999                             50,000     49,635      .88
Ford Motor Credit Co. 5.04% due 1/8/1999                          40,000     39,777      .71
PACCAR Financial Corp. 4.99%-5.12%
 due 12/3/1998-2/22/1999                                          29,500     29,320      .52
General Electric Capital Corp. 5.00% due 2/1/1999                 27,500     27,246      .48
PepsiCo. Inc. 5.03%-5.05% due 1/7-1/12/1999                       26,000     25,858      .46
H.J. Heinz Co. 5.05%-5.18% due 1/7-1/25/1999                      25,875     25,708      .46
National Rural Utilities Cooperative Finance Corp. 5.00%
 due 1/11/1999                                                    22,600     22,460      .40
General Motors Acceptance Corp. 5.11%-5.19%
 due 12/7/1998-1/4/1999                                           19,400     19,359      .34
BellSouth Telecommunications, Inc. 4.95%-5.00%
 due 1/27-2/4/1999                                                16,340     16,200      .29
Associates Corp. of North America 5.06% due 1/11/1999             15,000     14,906      .27
Household Finance Corp. 5.05% due 1/14/1999                       15,000     14,901      .26
Associates First Capital Corp. 5.34% due 12/2/1998                 5,500      5,498      .10
FEDERAL AGENCY DISCOUNT NOTES - 0.37%
Fannie Mae 4.92% due 3/18/1999                                    13,000     12,807      .23
Freddie Mac 5.07%-5.21% due 12/3/1998-2/11/1999                    8,151      8,078      .14
                                                                           -------  -------
TOTAL SHORT-TERM SECURITIES (cost: $478,657,000)                            478,622     8.51
                                                                           -------  -------
TOTAL INVESTMENT SECURITIES (cost:  $4,026,891,000)                       5,651,380   100.50
Excess of payables over cash and receivables                                 28,272      .50
                                                                           -------  -------
NET ASSETS                                                               $5,623,108 100.00%
                                                                           =======  =======
(1) Non-income-producing securities.


ADR = American Depositary Receipts
See notes to Financial Statements



Stocks appearing in the portfolio
 since May 31, 1998
American International
Applied Materials
Compaq Computer
Computer Associates International
Fox Entertainment
Gateway 2000
General Instrument
Gilead Sciences
Keebler Foods
MGIC Investment
Northern Telecom
Paging Network
PeopleSoft
Praxair
Sealed Air
TeleTech Holdings
WorldCom





Stocks eliminated from the portfolio
 since May 31, 1998
Aetna
Avon Products
Barnes & Noble
Bay Networks
Boise Cascade Office Products
Coram Healthcare
Digital Equipment
Dura Pharmaceuticals
Ecolab
Harrah's Entertainment
Host Marriott
KLA-Tencor
LCI International
Midway Games
Mycogen
Netscape Communications
NextLevel Systems
Oryx Energy
Payless ShoeSource
Rambus
Security Capital
Sequent Computer Systems
Shared Medical Systems
Spiegel
Stone & Webster
Transocean Offshore
Union Texas Petroleum Holdings
Western Atlas
Western Digital

AMERICAN VARIABLE INSURANCE SERIES INTERNATIONAL FUND
Investment Portfolio,  November 30, 1998

Where the Fund's Assets Are Invested
                                                                    Percent of
                                                                    Net Assets
                                                                    -----------
EUROPE                                                                   66.76%
ASIA/PACIFIC                                                             16.75%
THE AMERICAS                                                              8.17%
OTHER COUNTRIES                                                           2.19%
CASH AND EQUIVALENTS                                                      6.13%
TOTAL                                                                    100.0%


Largest Individual Stocks

Telefonica                                                                4.48%
Nokia                                                                      3.43
Telefonaktiebolaget LM Ericsson                                            2.72
TELECEL - Comunicacoes Pessoais                                            2.32
Deutsche Telekom                                                           2.24
Olivetti                                                                   2.17
Koninklijke Philips Electronics                                            2.02
Novartis                                                                   2.02
Bayerische Motoren Werke                                                   1.76
Rentokil Initial                                                           1.76


                                                                                   Market    Percent
                                                                     Number of      Value     of Net
Stocks (common and preferred)                                           Shares      (000)     Assets
-----------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 21.76%
Telefonica, SA (Spain)                                                2,077,636     97,652
Telefonica, SA (ADR)                                                    172,363     24,023     4.48%
TELECEL - Comunicacoes Pessoais, SA (Portugal)                          322,835     63,134       2.32
Deutsche Telekom AG (Germany)                                         2,167,400     60,812       2.24
Orange PLC (United Kingdom) (1)                                       4,440,000     45,394       1.67
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                   882,000     41,068       1.51
Telecom Italia SpA, nonconvertible savings (Italy)                    5,754,265     35,673
Telecom Italia SpA                                                      345,000      2,793       1.41
Mannesmann AG (Germany)                                                 350,000     37,857       1.39
Koninklijke PTT Nederland NV (Netherlands)                              634,000     27,348       1.01
France Telecom, SA (France)                                             365,000     25,341        .93
Telecom Italia Mobile SpA (Italy)                                     2,000,000     13,144
Telecom Italia Mobile SpA savings                                     1,312,800      5,554        .69
Cable & Wireless Communications PLC (United Kingdom) (1)              1,900,000     16,950        .62
Telefonica de Argentina SA, Class B (ADR) (Argentina)                   417,000     13,500        .50
Philippine Long Distance Telephone Co. (Philippines)                    205,000      5,380
Philippine Long Distance Telephone Co. (ADR)                            154,000      4,033        .48
Philippine Long Distance Telephone Co., convertible preferred (GDR)      80,000      3,780
China Telecom (Hong Kong) Ltd. (ADR) (People's Republic of China) (1    314,600     12,446        .46
Cia. de Telecomunicaciones de Chile SA (ADR) (Chile)                    425,300      9,862        .36
DDI Corp. (Japan)                                                         2,600      8,451        .31
Hong Kong Telecommunications Ltd. (Hong Kong)                         4,000,000      7,647        .28
Bayan Telecommunications Holdings Corp.,                                150,000      7,500
convertible preferred (Philippines) (1,2,3)
Bayan Telecommunications Holdings Corp. (1,2,3)                          57,209        146        .28
NTT Mobile Communications Network, Inc. (Japan) (1)                         163      6,225        .23
Panafon Hellenic Telecommunications Co., SA (Greece) (1,3)              300,400      5,385        .20
SK Telecom Co., Ltd. (South Korea)                                        5,017      3,506        .13
Telstra Corp. Ltd. (Australia) (1)                                      700,000      3,105        .11
Perusahaan Perseroan (Persero) PT Indonesian Satellite Corp. (Indone  1,600,000      2,314
Perusahaan Perseroan (Persero) PT Indonesian Satellite Corp. (ADR)       40,000        560        .11
Videsh Sanchar Nigam Ltd. (GDR) (India)                                 108,600      1,110        .04
BROADCASTING & PUBLISHING - 8.86%
Mediaset SpA (Italy) (1)                                              4,000,000     28,358
Mediaset SpA                                                          1,967,000     13,945       1.56
CANAL+ (France)                                                         124,418     28,582       1.05
Societe Europeenne des Satellites, Class A (FDR) (Luxembourg) (1)       143,000     22,176        .82
FLEXTECH PLC (United Kingdom) (1)                                     2,250,000     21,575        .79
News Corp. Ltd. (ADR) (Australia)                                       362,000     10,136
News Corp. Ltd., preferred (United Kingdom)                             793,719      4,973        .72
News Corp. Ltd., preferred (ADR)                                        181,000      4,559
ProSieben Media AG (Germany)                                            400,000     19,169        .71
Metropole Television (France)                                           106,000     17,439        .64
Fuji Television (Japan)                                                   3,733     14,864        .55
Television Francaise 1 SA (France)                                       80,000     13,991        .51
Grupo Televisa, SA (ADR) (Mexico) (1)                                   321,100      8,168        .30
Nippon Television Network Corp. (Japan)                                  21,000      6,672        .25
Television Broadcasts Ltd. (Hong Kong)                                2,259,300      5,836        .21
Modern Times Group MTG AB, Class B (ADR) (Sweden) (1)                    61,000      3,923
Modern Times Group MTG AB, Class A (1)                                  101,600      1,286        .19
Seven Network Ltd. (Australia)                                        1,531,083      5,084        .19
TV Azteca, SA de CV (ADR) (Mexico)                                      463,900      3,479        .13
Hachette Filipacchi Medias (France)                                      14,909      3,132        .12
Primedia Ltd. units (South Africa)                                      391,631      1,094
Primedia Ltd. units, Class N                                            167,842        389        .05
SOFTBANK CORP. (Japan)                                                   24,900      1,437        .05
Publishing & Broadcasting Ltd. (Australia)                              150,000        651        .02
ELECTRICAL & ELECTRONICS - 7.95%
Nokia Corp., Class A (Finland)                                          652,000     63,853
Nokia Corp., Class K                                                    300,000     29,380       3.43
Telefonaktiebolaget LM Ericsson, Class B (Sweden)                     2,269,200     63,022
Telefonaktiebolaget LM Ericsson, Class B (ADR)                          400,000     11,050       2.72
Siemens AG (Germany)                                                    350,000     24,344        .90
Northern Telecom Ltd. (Canada)                                          460,000     21,476        .79
Premier Farnell PLC (United Kingdom)                                  1,000,000      2,968        .11
BUSINESS & PUBLIC SERVICES - 6.90%
Rentokil Initial PLC (formerly Rentokil Group PLC) (United Kingdom)   7,144,100     47,728       1.76
Vivendi, SA (France)                                                    166,934     37,733       1.39
Suez Lyonnaise des Eaux (France)                                        145,000     28,621       1.05
Brambles Industries Ltd. (Australia)                                    925,682     22,621        .83
TNT Post Groep (Netherlands)                                            634,000     15,944        .59
Aegis Group PLC (United Kingdom)                                      7,350,000     10,878        .40
Thames Water PLC (United Kingdom)                                       435,416      8,602        .32
Reuters Holdings PLC (United Kingdom)                                   776,533      7,497        .27
United Utilities PLC (United Kingdom)                                   320,424      4,671        .17
Zhejiang Expressway Co. Ltd., Class H (People's Republic of China)   17,262,000      3,233        .12
Sasani Ltd. (South Africa)                                            1,229,528         50        .00
FOOD & HOUSEHOLD PRODUCTS - 4.92%
Nestle SA (Switzerland)                                                  20,936     43,470       1.60
Raisio Group PLC (Finland)                                            2,319,300     30,045       1.10
Cadbury Schweppes PLC (United Kingdom)                                1,500,000     22,675        .83
Reckitt & Colman PLC (United Kingdom)                                 1,076,375     15,122        .56
Groupe Danone (France)                                                   50,987     14,877        .55
Kerry Group PLC, Class A (United Kingdom)                               560,000      7,572        .28
MERCHANDISING - 4.03%
Dixons Group PLC (United Kingdom)                                     3,850,000     46,520       1.71
Carrefour SA (France)                                                    39,000     27,591       1.02
Koninklijke Ahold NV (Netherlands)                                      437,436     15,164        .56
Cifra, SA de CV, Class C (Mexico) (1)                                 6,000,000      7,336
Cifra, SA de CV, Class V (1)                                          3,397,506      4,195        .42
Kingfisher PLC (United Kingdom)                                         553,798      5,278        .19
Coles Myer Ltd. (Australia)                                             660,436      3,413        .13
HEALTH & PERSONAL CARE - 3.67%
Novartis AG (Switzerland)                                                29,324     55,007       2.02
AB Astra, Class A (Sweden)                                            1,333,333     24,414        .90
Zeneca Group PLC (United Kingdom)                                       418,200     17,344        .64
SmithKline Beecham PLC (ADR) (United Kingdom)                            50,000      3,047        .11
BANKING - 3.58%
Safra Republic Holdings SA (Luxembourg)                                 468,000     22,464        .83
Bank of Nova Scotia (Canada)                                            975,000     21,393        .79
Westpac Banking Corp. (Australia)                                     2,349,948     15,635        .57
Royal Bank of Scotland Group PLC (United Kingdom)                       650,000      9,797        .36
ForeningsSparbanken AB, Class A (Sweden)                                310,000      8,686        .32
Bank of Scotland (United Kingdom)                                       707,000      7,858        .29
Sakura Bank, Ltd. (Japan)                                             1,720,000      4,389        .16
Commonwealth Bank of Australia (Australia)                              304,105      4,182        .15
Fuji Bank, Ltd. (Japan)                                                 470,000      1,860        .07
Standard Chartered Bank (United Kingdom)                                100,000      1,062        .04
DATA PROCESSING & REPRODUCTION - 3.30%
Olivetti SpA (Italy) (1)                                             20,602,400     54,072
Olivetti SpA, warrants, expire 2002 (1)                               2,490,400      5,058       2.17
Dassault Systemes SA (France)                                           466,000     18,183        .67
Fujitsu Ltd. (Japan)                                                  1,070,000     12,364        .46
APPLIANCES & HOUSEHOLD DURABLES - 3.07%
Koninklijke Philips Electronics NV (formerly                            870,000     55,040       2.02
Philips Electronics NV) (Netherlands)
Sony Corp. (Japan)                                                      340,000     24,894        .92
Samsung Electronics Co., Ltd. (South Korea)                              65,000      3,477        .13
ELECTRONIC COMPONENTS - 2.82%
Rohm Co., Ltd. (Japan)                                                  340,000     28,734       1.06
Hoya Corp. (Japan)                                                      475,000     19,956        .73
Murata Manufacturing Co., Ltd. (Japan)                                  455,000     17,821        .66
Hirose Electric Co., Ltd. (Japan)                                       111,000      7,441        .27
LG Semicon Co., Ltd. (South Korea) (1)                                  239,820      2,697        .10
AUTOMOBILES - 2.72%
Bayerische Motoren Werke AG (Germany)                                    48,000     37,064
Bayerische Motoren Werke AG (1)                                          14,400     10,865       1.76
Suzuki Motor Corp. (Japan)                                            1,700,000     19,478        .72
Mazda Motor Corp. (Japan) (1)                                         1,535,000      5,925        .22
Honda Motor Co., Ltd. (Japan)                                            14,000        503        .02
BEVERAGES & TOBACCO - 2.24%
South African Breweries Ltd. (South Africa)                           1,416,686     23,977        .88
Coca-Cola Beverages PLC (United Kingdom) (1)                          6,505,950     13,518
Coca-Cola Amatil Ltd. (Australia)                                     2,408,093      8,068        .80
Panamerican Beverages, Inc., Class A (Multinational-Incorporated in     486,000     11,208        .41
San Miguel Corp., Class B (Philippines)                               2,357,000      4,144        .15
MULTI-INDUSTRY - 2.15%
Orkla AS, Class A (Norway)                                            1,835,700     30,636       1.13
Lend Lease Corp. Ltd. (Australia)                                       452,616     11,016        .41
Siebe PLC (United Kingdom)                                            3,060,000     10,988        .40
Benpres Holdings Corp. (GDR) (Philippines) (1)                        2,156,000      5,821        .21
FINANCIAL SERVICES - 1.64%
Shohkoh Fund & Co., Ltd. (Japan)                                        109,000     35,961       1.32
Credicorp Ltd. (Peru)                                                   792,000      8,712        .32
ENERGY SOURCES - 1.41%
Broken Hill Proprietary Co. Ltd. (Australia)                          2,078,038     16,469        .61
Imperial Oil Ltd. (Canada)                                              330,000      5,981        .22
Elf Aquitaine (France)                                                   40,000      4,985        .18
TOTAL, Class B (ADR) (France)                                            75,000      4,584        .17
"Shell" Transport and Trading Co., PLC (New York Registered) (United     90,000      3,268        .12
Woodside Petroleum Ltd. (Australia)                                     600,000      3,045        .11
AEROSPACE & MILITARY TECHNOLOGY - 1.34%
Bombardier Inc., Class B (Canada)                                     2,787,800     36,320       1.34
BUILDING MATERIALS & COMPONENTS - 1.27%
Holderbank Financiere Glaris Ltd. (Switzerland)                          15,000     17,355        .64
Cemex, SA de CV (Mexico)                                              4,769,224     11,567
Cemex, SA de CV, Class A                                              2,321,450      5,584        .63
RECREATION & OTHER CONSUMER PRODUCTS - 1.24%
EMI Group PLC (United Kingdom)                                        3,800,000     22,621        .83
Nintendo Co., Ltd. (Japan)                                               50,000      4,636        .17
Sony Music Entertainment (Japan) Inc. (Japan)                            90,000      3,964        .15
Square Co., Ltd. (Japan)                                                125,000      2,580        .09
CHEMICALS - 0.89%
Bayer AG (Germany)                                                      590,000     24,205        .89
METALS:  NONFERROUS - 0.79%
Alcan Aluminium Ltd. (Canada)                                           310,000      8,254        .30
WMC Ltd. (Australia)                                                  1,928,134      6,063        .22
Pechiney, Class A (France)                                               90,000      2,996        .11
Inco Ltd. (Canada)                                                      180,000      2,081        .08
Teck Corp., Class B (Canada)                                            300,000      2,028        .08
FOREST PRODUCTS & PAPER - 0.77%
UPM-Kymmene Corp. (Finland)                                             795,000     20,813        .77
INSURANCE - 0.76%
Royal & Sun Alliance Insurance Group PLC (United Kingdom)             1,786,407     14,906        .55
ING Groep NV (Netherlands)                                              100,000      5,725        .21
GOLD MINES & PAPER - 0.49%
Anglogold Ltd. (South Africa)                                           275,000     13,436        .49
UTILITIES:  ELECTRIC & GAS - 0.42%
Cia. Paranaense de Energia-COPEL, Class B, preferred nominative (Bra480,373,000      4,619
Cia. Paranaense de Energia-COPEL, ordinary nominative               328,207,800      2,104        .25
Scottish Power PLC (United Kingdom)                                     350,000      3,723        .14
Cia. Energetica de Minas Gerais - CEMIG (Brazil)                     43,678,798        673        .02
Centrais Geradoras do Sul do Brasil SA - GERASUL,                        53,800        350        .01
Class B, preferred nominative (ADR) (Brazil) (1)
MACHINERY & ENGINEERING - 0.34%
Valmet Corp. (Finland)                                                  600,000      8,145        .30
Kvaerner AS, Class A (Norway)                                            80,000      1,207        .04
CONSTRUCTION & HOUSING - 0.30%
YTL Corp. Bhd. (Malaysia) (3)                                        10,000,000      8,032        .30
ELECTRONIC INSTRUMENTS - 0.29%
ADVANTEST CORP. (Japan)                                                 118,400      7,909        .29
INDUSTRIAL COMPONENTS - 0.23%
Bridgestone Corp. (Japan)                                               175,000      4,096        .15
Minebea Co., Ltd. (Japan)                                               200,000      2,150        .08
REAL ESTATE - 0.22%
Cheung Kong (Holdings) Ltd. (Hong Kong)                                 500,000      3,600        .13
Mitsui Fudosan Co., Ltd. (Japan)                                        159,000      1,220        .05
Kerry Properties Ltd. (Hong Kong - Incorporated In Bermuda)           1,411,000      1,139        .04
LEISURE & TOURISM - 0.20%
Mandarin Oriental International Ltd. (Singapore)                      6,911,218      5,460        .20
TRANSPORTATION: SHIPPING - 0.18%
Stolt-Nielsen SA, Class B (ADR) (Multinational)                         327,000      3,924        .14
Nippon Yusen KK (Japan)                                                 353,000      1,076        .04
ENERGY EQUIPMENT - 0.16%
Petroleum Geo-Services ASA (ADR) (Norway) (1)                           311,600      4,382        .16
MISCELLANEOUS MATERIALS & COMMODITIES - 0.15%
English China Clays PLC (United Kingdom)                              1,583,750      4,100        .15
MISCELLANEOUS -- 2.32%
Other stocks in initial period of acquisition                                       63,143       2.32
                                                                               ----------------------
TOTAL STOCKS (cost: $1,924,615,000)                                              2,538,817      93.38
                                                                               ----------------------

                                                                     Principal
                                                                        Amount
Convertible Debentures                                                   (000)
----------------------------------------------------------------------------------------------------
BROADCASTING & PUBLISHING - 0.29%
United News & Media PLC 6.125% 2003                                   GBP4,500       7,708        .29
ELECTRONIC COMPONENTS - 0.11%
Acer Peripherals Inc. 1.25% 2006 (2)                                    $2,680       2,948        .11
ENERGY SOURCES - 0.03%
Zhenhai Refining & Chemical Co. Ltd. 3.00% 2003 (2)                         950        817        .03
MISCELLANEOUS -- 0.06%
Other equities in initial period of acquisition                                      1,682        .06
                                                                               ----------------------
TOTAL CONVERTIBLE DEBENTURES (cost: $12,793,000)                                    13,155        .49
                                                                               ----------------------
TOTAL EQUITY-TYPE SECURITIES (cost: $1,937,408,000)                              2,551,972      93.87
                                                                               ----------------------


                                                                     Principal     Market    Percent
                                                                        Amount      Value     of Net
Short-Term Securities                                                    (000)      (000)     Assets
-----------------------------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES - 6.34%
British Gas Capital Inc. 5.25% due 1/4/1999                              24,100     23,977        .88
General Electric Capital Corp. 5.45% due 12/1/1998                       17,700     17,697        .65
Shell Finance (UK) PLC 5.12% due 2/2/1999                                16,700     16,548        .61
Siemens Capital Corp. 5.18% due 1/20/1999                                15,100     14,992        .55
Export Development Corp. 5.02% due 1/28/1999                             15,000     14,874        .55
Electricite de France 5.12% due 2/16/1999                                14,900     14,736        .54
Rio Tinto America, Inc. 5.15% due 1/8/1999 (2)                           14,000     13,922        .51
Unilever NV 5.00% due 12/4/1998 (2)                                      13,000     12,993        .48
Diageo Capital PLC 5.07% due 12/11/1998 (2)                              12,000     11,982        .44
Nestle Capital Corp. 5.00% due 1/27/1999                                 11,300     11,207        .41
International Lease Finance Corp. 5.19% due 1/14/1999                    10,000      9,935        .37
General Motors Acceptance Corp. 5.17% due 1/4/1999                        9,700      9,651        .35
NON-U.S. CURRENCY - 0.09%
New Taiwanese Dollar                                                 NT$77,697       2,399        .09
                                                                               ----------------------
TOTAL SHORT-TERM SECURITIES (cost: $174,774,000)                                   174,913       6.43
                                                                               ----------------------
TOTAL INVESTMENT SECURITIES (cost: $2,112,182,000)                               2,726,885     100.30

Excess of payables over cash and receivables                                         8,172        .30
                                                                               ------------------------
NET ASSETS                                                                     $2,718,713    100.00%
                                                                                 ========   ========


(1) Non-income-producing securities.

(2) Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers.

(3) Valued under procedures established by the Board of Trustees.



ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts
GDR = Global Depositary Receipts
See Notes to Financial Statements




Stocks appearing in the portfolio
since May 31, 1998

ADVANTEST
Anglogold
Bayer
Broken Hill Proprietary
Centrais Geradoras do Sul do Brasil - GERASUL
DDI
Fuji Television
NTT Mobile Communications Network
Panafon Hellenic Telecommunications
Siemens
Societe Europeenne des Satellites
Telstra
TNT POST


Stocks eliminated from the portfolio
since May 31, 1998

Amway Japan
Australia and New Zealand Banking
Ayala Land
Bank of Montreal
BOC Group
Centrais Eletricas Brasileiras SA - ELETROBRAS
CESP - Cia. Energetica de Sao Paulo
China Southern Airlines
Christiania Bank
Cia. Cervejaria Brahma
Cie. Generale des Etablissements Michelin
Deutsche Bank
Grupo Financiero Banamex Accival
Havas
Hellenic Bottling
Hongkong Electric Holdings
Hutchison Whampoa
Hyundai Electronics Industries
Imasco
Incentive
Kawasaki Heavy Industries
Kyocera
LG Electronics-LG Semiconductors
Mandamus
Oil Co. LUKoil
Pathe
RAO Gazprom
SGL Carbon
Societe Centrale des Assurances Generales de France
Springer (Axel) Verlag
Swire Pacific
Telecomunicacoes Brasileiras
Tesco
Toronto-Dominion Bank
Unidanmark


American Variable Insurance Series
GROWTH-INCOME FUND
Investment Portfolio - November 30, 1998
Equity Securities                                                          88.76%
Cash & Equivalents                                                         11.24%



                                                                          Percent
                                                                           of Net
Largest Individual Stocks                                                  Assets
Oracle                                                                      1.71%
Texas Instruments                                                             1.58
Monsanto                                                                      1.45
Viacom                                                                        1.31
First Union                                                                   1.28
Wells Fargo                                                                   1.24
Time Warner                                                                   1.15
York International                                                            1.10
Warner-Lambert                                                                1.04
3Com                                                                          1.01

                                                                                       Market    Percent
                                                                       Number of        Value     of Net
Stocks (common and preferred)                                              Shares       (000)     Assets

Data Processing & Reproduction - 7.13%
Oracle Corp. (1)                                                        3,622,700    $124,077      1.71%
3Com Corp. (1)                                                          1,900,000      73,506        1.01
Xerox Corp.                                                               609,400      65,510         .90
Microsoft Corp. (1)                                                       500,000      61,000         .84
Computer Associates International, Inc.                                 1,000,000      44,250         .61
Hewlett-Packard Co.                                                       500,000      31,375         .43
Silicon Graphics, Inc. (1)                                              2,424,300      29,698         .41
Adobe Systems Inc.                                                        600,000      26,850         .37
International Business Machines Corp.                                     135,400      22,341         .31
Cisco Systems, Inc.   (1)                                                 200,000      15,075         .21
Compaq Computer Corp.                                                     400,000      13,000         .18
Gateway 2000, Inc.   (1)                                                  200,000      11,225         .15
Health & Personal Care - 6.99%
Warner-Lambert Co.                                                      1,000,000      75,500        1.04
Schering-Plough Corp.                                                     600,000      63,825         .88
Glaxo Wellcome PLC (ADR) (United Kingdom)                                 950,000      60,325         .83
Guidant Corp.                                                             600,000      51,487         .71
Astra AB, Class A (ADR) (Sweden)                                        2,600,000      48,100         .66
Pfizer Inc                                                                400,000      44,650         .61
Kimberly-Clark Corp.                                                      740,000      38,942         .54
Merck & Co., Inc.                                                         250,000      38,719         .53
Bristol-Myers Squibb Co.                                                  275,000      33,705         .46
Avon Products, Inc.                                                       800,000      32,500         .45
Johnson & Johnson                                                         250,000      20,313         .28
Banking - 6.37%
First Union Corp.                                                       1,530,000      92,947        1.28
Wells Fargo & Co.                                                       2,497,000      89,892        1.24
BankAmerica Corp.                                                         856,537      55,835         .77
Washington Mutual Savings Bank                                          1,200,000      46,500         .64
Marshall & Ilsley Corp.                                                   599,800      30,552         .42
Bank of New York Co., Inc.                                                800,000      27,400         .37
Chase Manhattan Corp.                                                     400,000      25,375         .35
KeyCorp                                                                   800,000      24,550         .33
SunTrust Banks, Inc.                                                      280,000      19,547         .27
J.P. Morgan & Co. Inc.                                                    150,000      16,031         .22
Huntington Bancshares Inc.                                                459,679      13,618         .19
BANK ONE CORP.                                                            183,012       9,391         .13
Bank of Tokyo - Mitsubishi, Ltd. (ADR) (Japan)                            600,000       6,337         .09
Sakura Bank, Ltd. (ADR) (Japan)                                           200,000       5,000         .07
Broadcasting & Publishing - 6.26%
Viacom Inc., Class B (1)                                                1,425,000      94,851        1.31
Time Warner Inc.                                                          792,000      83,754        1.15
Tele-Communications, Inc., Series A, Liberty Media Group (1)            1,285,937      51,839         .71
Harte-Hanks Communications, Inc.                                        1,845,600      43,602         .60
News Corp. Ltd. (ADR) (Australia)                                       1,100,000      30,800
News Corp. Ltd., preferred (ADR)                                          400,000      10,075         .56
Houston Industries Inc. 7.00% ACES convertible preferred 2000             350,000      32,200         .44
Media General, Inc., Class A                                              636,100      30,175         .42
Gannett Co., Inc.                                                         385,400      24,882         .34
E.W. Scripps Co., Class A                                                 372,800      19,176         .26
Comcast Corp., Class A, special stock                                     350,000      17,019         .24
Fox Entertainment Group, Inc., Class A   (1)                              700,000      16,537         .23
Chemicals - 5.60%
Monsanto Co.                                                            2,325,000     105,352        1.45
Morton International, Inc.                                              2,200,000      64,763         .89
International Flavors & Fragrances Inc.                                 1,100,000      46,063         .63
Praxair, Inc.                                                           1,094,100      41,781         .58
Millennium Chemicals Inc.                                               1,641,600      39,193         .54
E.I. du Pont de Nemours and Co.                                           600,000      35,250         .49
Mallinckrodt Inc.                                                         770,000      24,881         .34
Dow Chemical Co.                                                          180,000      17,528         .24
PPG Industries, Inc.                                                      250,000      15,297         .21
Witco Corp.                                                               500,000       9,531         .13
Air Products and Chemicals, Inc.                                          200,000       7,625         .10
Energy Sources - 5.59%
Ultramar Diamond Shamrock Corp.                                         2,780,400      71,595         .99
Valero Energy Corp. (2)                                                 2,809,000      58,989         .81
Atlantic Richfield Co.                                                    750,000      49,875         .69
Conoco Inc., Class A   (1)                                              1,374,000      32,547         .45
Noble Affiliates, Inc.                                                  1,160,000      29,362         .40
Pennzoil Co.                                                              780,900      28,991         .40
Amoco Corp.                                                               450,000      26,522         .36
Texaco Inc.                                                               350,000      20,147         .28
Murphy Oil Corp.                                                          463,200      18,470         .25
Kerr-McGee Corp.                                                          450,000      17,775         .24
Oryx Energy Co. (1)                                                     1,250,000      17,266         .24
Pioneer Natural Resources Co.                                             930,700      12,332         .17
Ashland Inc.                                                              250,000      12,156         .17
Phillips Petroleum Co.                                                    250,000      10,500         .14
Merchandising - 4.38%
American Stores Co.                                                     1,750,000      58,734         .81
J.C. Penney Co., Inc.                                                   1,050,000      57,750         .79
Circuit City Stores, Inc. - Circuit City Group                          1,425,000      51,567         .71
Albertson's, Inc.                                                         818,700      46,717         .64
Federated Department Stores, Inc. (1)                                     700,000      29,181         .40
Limited Inc.                                                              900,000      26,044         .36
AutoZone, Inc. (1)                                                        750,000      22,594         .31
Lowe's Companies, Inc.                                                    300,000      12,675         .17
Circuit City Stores, Inc. - CarMax Group (1)                            1,300,000       6,987         .10
Venator Group, Inc. (formerly Woolworth Corp.)   (1)                      798,600       6,289         .09
Business & Public Services - 4.28%
Cendant Corp.   (1)                                                     2,800,000      53,200         .73
Electronic Data Systems Corp.                                           1,349,500      52,631         .73
Browning-Ferris Industries, Inc.                                        1,656,100                     .67
IKON Office Solutions, Inc.                                             4,050,000      39,488         .54
Hertz Corp., Class A                                                      991,800      36,449         .50
Waste Management, Inc.                                                    725,000      31,084         .43
Alexander & Baldwin, Inc.                                               1,020,000      23,460         .32
Pitney Bowes Inc.                                                         350,000      19,600         .27
Avery Dennison Corp.                                                      127,500       6,112         .09
Telecommunications- 4.09%
Ameritech Corp.                                                         1,161,800      62,882         .87
AT&T Corp.                                                              1,000,000      62,312         .86
GTE Corp.                                                                 739,900      45,874         .63
AirTouch Communications (1)                                               755,000      43,176         .59
Telefonica, SA (ADR) (Spain)                                              218,181      30,409         .42
MCI Communications Corp. (1)                                              435,365      25,686         .35
U S WEST Communications, Inc.                                             275,000      17,119         .24
SBC Communications Inc.                                                   200,000       9,588         .13
Forest Products & Paper - 3.89%
Bowater Inc.                                                            1,495,000      59,052         .81
Weyerhaeuser Co.                                                          950,000      47,619         .66
Fort James Corp.                                                        1,169,499      45,757         .63
Union Camp Corp.                                                          600,000      38,812         .53
Georgia-Pacific Corp., Georgia-Pacific Group                              448,300      25,441
Georgia-Pacific Corp., Timber Group                                       300,000       6,900         .45
Sonoco Products Co.                                                       800,000      23,950         .33
International Paper Co.                                                   450,000      19,547         .27
Chesapeake Energy Corp.                                                   192,600       6,681         .09
Westvaco Corp.                                                            187,500       5,273         .07
Louisiana-Pacific Corp.                                                   200,000       3,400         .05
Electronic Components - 3.54%
Texas Instruments Inc.                                                  1,500,000     114,562        1.58
Intel Corp.                                                               500,000      53,813         .74
AMP Inc.                                                                  632,381      30,591         .42
Corning Inc.                                                              679,500      27,265         .38
Micron Technology, Inc. (1)                                               300,000      12,394         .17
SCI Systems, Inc. (1)                                                     200,000       9,725         .13
Quantum Corp. (1)                                                         400,000       8,850         .12
Beverages & Tobacco - 3.35%
Philip Morris Companies Inc.                                            1,305,000      72,998        1.00
RJR Nabisco Holdings Corp.                                              1,800,000      51,863         .71
Seagram Co. Ltd. (Canada)                                               1,300,000      44,606         .62
PepsiCo, Inc.                                                             820,000      31,724         .44
Anheuser-Busch Companies, Inc.                                            350,000      21,219         .29
UST Inc.                                                                  600,000      20,850         .29
Insurance - 2.41%
St. Paul Companies, Inc.                                                  937,254      33,038         .46
Aetna Inc.                                                                375,000      28,992         .40
General Re Corp.                                                          110,000      25,685         .35
Allstate Corp.                                                            600,000      24,450         .34
American General Corp.                                                    320,000      22,540         .31
MGIC Investment Corp.                                                     500,000      21,969         .30
Royal & Sun Alliance Insurance Group PLC (United Kingdom)               2,200,000      18,357         .25
Utilities: Electric & Gas - 2.29%
Ameren Corp.                                                            1,145,400      47,176         .65
DPL Inc.                                                                1,600,000      32,000         .44
GPU, Inc.                                                                 725,000      31,764         .43
TECO Energy, Inc.                                                       1,050,000      28,219         .39
Williams Companies, Inc.                                                  622,000      17,921         .25
Duke Energy Corp.                                                         150,000       9,384         .13
Electrical & Electronics - 2.20%
York International Corp.                                                1,902,900      79,922        1.10
Northern Telecom Ltd. (Canada)                                            978,840      45,700         .63
Nokia Corp., Class A (ADR) (Finland)                                      180,000      17,640         .24
Siemens AG (Germany)                                                      240,000      16,693         .23
Financial Services - 2.09%
Household International, Inc.                                           1,813,320      70,946         .98
Capital One Financial Corp.                                               300,000      33,000         .45
FINOVA Group Inc.                                                         360,000      19,013         .26
Transamerica Corp.                                                        170,000      18,063         .25
Associates First Capital Corp., Class A                                   138,732      10,804         .15
Machinery & Engineering - 2.03%
Deere & Co.                                                             1,016,600      35,517         .49
Ingersoll-Rand Co.                                                        525,000      24,577         .34
Parker Hannifin Corp.                                                     675,000      23,456         .32
New Holland NV (Netherlands)                                            1,570,900      21,502         .30
Caterpillar Inc.                                                          400,000      19,775         .27
Pall Corp.                                                                700,000      16,275         .22
Greenfield Capital Trust 6.00% convertible preferred                      118,000       6,136         .09
Aerospace & Military Technology - 1.90%
United Technologies Corp.                                                 350,000      37,516         .51
Raytheon Co., Class B                                                     350,000      19,381
Raytheon Co., Class A                                                     224,030      12,252         .44
Boeing Co.                                                                750,000      30,469         .42
Sundstrand Corp.                                                          500,000      27,000         .37
Gulfstream Aerospace Corp. (1)                                            225,000      11,559         .16
Industrial Components - 1.49%
Eaton Corp.                                                               520,000      35,523         .49
Federal-Mogul Corp.                                                       456,600      25,912         .36
TRW Inc.                                                                  400,000      22,025         .30
Tower Automotive, Inc. (1)                                                400,000       9,100         .13
Dana Corp.                                                                231,800       9,040         .12
Genuine Parts Co.                                                         200,000       6,588         .09
Multi-Industry - 1.32%
FMC Corp. (1)                                                             550,000      31,969         .44
Textron Inc.                                                              340,000      26,414         .36
Loews Corp.                                                               200,000      20,000         .28
AlliedSignal Inc.                                                         400,000      17,600         .24
Energy Equipment - 1.18%
Schlumberger Ltd. (Netherlands Antilles)                                1,170,000      52,284         .72
Baker Hughes Inc.                                                       1,810,120      33,148         .46
Electronic Instruments - 1.17%
Perkin-Elmer Corp.                                                        500,000      46,625         .64
Applied Materials, Inc. (1)                                             1,000,000      38,750         .53
Food & Household Products - 1.07%
General Mills, Inc.                                                       500,000      37,750         .52
Bestfoods                                                                 400,000      23,250         .32
Colgate-Palmolive Co.                                                     200,000      17,125         .23
Textiles & Apparel - 0.88%
NIKE, Inc., Class B                                                     1,040,000      41,600         .57
VF Corp.                                                                  460,000      22,569         .31
Miscellaneous Materials & Commodities - 0.72%
Crown Cork & Seal Co., Inc.                                             1,100,000      37,125         .51
Potash Corp. of Saskatchewan Inc. (Canada)                                250,000      15,422         .21
Real Estate - 0.62%
Boston Properties, Inc.                                                   750,000      23,672         .33
Equity Residential Properties Trust                                       500,000      21,156         .29
Leisure & Tourism - 0.60%
Walt Disney Co.                                                         1,364,796      43,929         .60
Metals: Nonferrous - 0.35%
Aluminum Co. of America                                                   340,000      25,203         .35
Metals:  Steel - 0.34%
Allegheny Teledyne Inc.                                                 1,200,000      24,675         .34
Transportation: Rail & Road - 0.23%
Norfolk Southern Corp.                                                    540,000      16,403         .23
Miscellaneous - 4.25%
Other stocks in initial period of acquisition                                         309,202        4.25
                                                                                    ---------  ---------
TOTAL STOCKS (cost:$4,972,455,000)                                                  6,439,754       88.61
                                                                                    ---------  ---------
                                                                        Principal
                                                                           Amount Market ValuePercent of
Convertible Debentures                                                      (000)       (000) Net Assets

Business & Public Services - 0.15%
Cendant Corp. (formerly CUC International Inc.) 3.00% 2002(3)             $12,000      10,965         .15
                                                                                    ---------  ---------
TOTAL CONVERTIBLE DEBENTURES (cost: $11,982,000)                                       10,965         .15
                                                                                    ---------  ---------
TOTAL EQUITY SECURITIES (cost: $4,984,437,000)                                      6,450,719       88.76
                                                                                    ---------  ---------

Short-Term Securities

Corporate Short-Term Notes - 8.91%
International Lease Finance Corp. 5.10%-5.18% due 12/8/98-2/12/99          75,900      75,367        1.04
A.I. Credit Corp. 5.10%-5.12% due 12/4-12/9/98                             54,600      54,548         .75
H.J. Heinz Co. 5.05%-5.20% due 1/7-1/25/99                                 43,100      42,791         .59
Procter & Gamble Co. 4.95%-5.00% due 12/11/98-1/22/99                      38,100      37,932         .52
PepsiCo, Inc. 5.03%-5.05% due 1/7-1/12/99                                  38,100      37,885         .52
Coca-Cola Co. 5.00%-5.08% due 1/12/99                                      34,000      33,795         .47
Eastman Kodak Co. 5.11%-5.12% due 12/3-12/4/98                             31,000      30,985         .43
General Motors Acceptance Corp. 5.11%-5.16% due 12/7/1998-1/14/1999        30,400      30,246         .42
Ford Motor Credit Co. 5.18% due 12/1/98                                    30,000      29,996         .41
Associates First Capital Corp. 5.32%-5.34% due 12/2/98-1/6/99              28,500      28,414         .39
CIT Group Holdings, Inc. 5.09% due 12/14/98                                27,500      27,445         .38
American Express Credit Corp. 5.05% due 12/15/98-1/26/99                   27,000      26,855         .37
PACCAR Financial Corp. 4.99%-5.12% 12/7/98-1/26/99                         26,000      25,867         .36
St. Paul Companies, Inc. 5.07%-5.16% due 12/3-12/10/98 (3)                 25,000      24,984         .34
Ameritech Capital Funding Corp. 5.00%-5.04% due 1/12-1/20/99 (3)           25,100      24,928         .34
Lucent Technologies Inc. 5.17% due 12/8/98                                 22,700      22,674         .31
Sara Lee Corp. 5.00% due 12/23/98                                          20,000      19,936         .27
Associates Corp. of North America 5.06%-5.26% due 1/5-1/11/99              20,000      19,881         .27
National Rural Utilities Cooperative
 Finance Corp. 5.00%-5.33% due 1/7-1/11/99                                 19,500      19,387         .27
General Electric Capital Corp. 5.00% due 2/1/99                            18,500      18,329         .25
Kellogg Co. 5.10% due 12/10/98                                             12,000      11,983         .16
Gannett Co., Inc. 5.05% due 1/11/99 (3)                                     3,600       3,579         .05


Federal Agency Discount Notes - 2.28%
Freddie Mac 4.66%-5.30% due 12/3/98-2/24/99                               111,650     110,805        1.52
Federal Home Loan Banks 5.02%-5.10% due 12/4/98-1/13/99                    55,300      55,069         .76
                                                                                    ---------  ---------
TOTAL SHORT-TERM SECURITIES (cost: $813,716,000)                                      813,681       11.19
                                                                                    ---------  ---------
TOTAL INVESTMENT SECURITIES (cost: $5,798,153,000)                                  7,264,400       99.95
Excess of cash and receivables over payables                                            3,317         .05
                                                                                    ---------  ---------
NET ASSETS                                                                         $7,267,717    100.00%
                                                                                  =======================

(1)Non-income-producing securities.

(2)The Fund owns 5.03% of the outstanding voting securities of Valero Energy, which represent investments in affiliates as defined in the Investment
 Company Act of 1940.

(3)Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers.

ADR = American Depositary Receipts

See Notes to Financial Statements

Stocks appearing in the portfolio
since May 31, 1998

Applied Materials
Boston Properties
Cendant
Cisco Systems
Compaq Computer
Conoco
Equity Residential Properties Trust
Fox Entertainment
Gateway 2000
Genuine Parts
GTE
Gulfstream Aerospace
International Flavors & Fragrances
Loews
MGIC Investment
Micron Technology
Morton International
Northern Telecom
Pall
Perkin-Elmer
Quantum
RJR Nabisco Holdings
SCI Systems
Transamerica
TRW
Washington Mutual Savings Bank


Stocks eliminated from the portfolio
since May 31, 1998

Abbott Laboratories
Alumax
Beneficial
Cardinal Health
Chrysler
Citicorp
Columbia/HCA Healthcare
Crompton & Knowles
DePuy
Elf Aquitaine
Ford Motor
General Motors
Goodyear Tire & Rubber
Harley Davidson
McCormick
Norsk Hydro
Norwest
Rayonier
Regions Financial
Scottish Power
Telefonaktiebolaget LM Ericsson
Unilever
Union Pacific
UNOVA
Wal-Mart Stores
Western Atlas


Asset Allocation Fund                                                             Percent
Investment Portfolio November 30, 1998                                             of Net
                                                                                   Assets
----------------------------------------------------                           ----------
Equity Securities                                                                    61.16%
Corporate Bonds                                                                      15.33
U.S. Government Bonds                                                                14.02
Non-U.S. Government Bonds                                                             0.20
Cash & Equivalents                                                                    9.29




LARGEST INDIVIDUAL EQUITY SECURITIES
BankAmerica                                                                           2.18%
Rentokil Initial                                                                      1.92
Century Telephone Enterprises                                                         1.83
Household International                                                               1.76
Zeneca Group                                                                          1.66
Carnival                                                                              1.65
International Business Machines                                                       1.43
Warner-Lambert                                                                        1.35
Citigroup                                                                             1.35
Pfizer                                                                                1.34

                                                                                                 Market        Percent
                                                                                Number of         Value         of Net
Stocks (common and preferred)                                                      Shares         (000)         Assets
----------------------------------------------------                           ----------    ----------     ----------
Chemicals- 5.12%
Praxair, Inc.                                                                      550,000       $21,003         1.26%
Monsanto Co.                                                                       365,600        16,566            .99
Air Products and Chemicals, Inc.                                                   420,000        16,012            .96
Morton International, Inc.                                                         500,000        14,719            .88
Millennium Chemicals Inc.                                                          600,000        14,325            .86
PPG Industries, Inc.                                                               200,000        12,237            .73
E.I. du Pont de Nemours and Co.                                                    200,000        11,750            .70
Energy Sources- 6.26%
Atlantic Richfield Co.                                                             320,000        21,280           1.27
Royal Dutch Petroleum Co. (New York Registered
 Shares) (Netherlands)                                                             360,000        16,920           1.01
Chevron Corp.                                                                      150,000        12,544            .75
Ultramar Diamond Shamrock Corp.                                                    350,000         9,013            .54
Amoco Corp.                                                                        150,000         8,841            .53
Phillips Petroleum Co.                                                             200,000         8,400            .50
Kerr-McGee Corp.                                                                   200,000         7,900            .47
Murphy Oil Corp.                                                                   175,300         6,990            .42
Oryx Energy Co. (1)                                                                500,000         6,906            .42
Pioneer Natural Resources Co.                                                      442,100         5,858            .35
Banking- 6.18%
BankAmerica Corp.                                                                  558,620        36,415           2.18
Citigroup Inc. (formerly Citicorp)                                                 450,000        22,584           1.35
Washington Mutual Savings Bank                                                     400,000        15,500            .93
First Union Corp.                                                                  202,500        12,302            .74
KeyCorp                                                                            250,000         7,672            .46
Tokai Preferred Capital Co. LLC 9.98% noncumulative
 preferred, Series A (2)                                                             5,000         4,400            .26
BNP U.S. Funding Co. LLC 7.738% noncumulative preferred,                             2,500         2,414            .14
Series A (2)
IBJ Preferred Capital Co. LLC 8.79% noncumulative preferred,
 Series A (2)                                                                        1,500         1,305            .08
Fuji JGB investment LLC 9.87% noncumulative preferred,                               1,000           711            .04
Series A (Japan) (2)
Health & Personal Care- 6.04%
Zeneca Group PLC (American Depositary Receipts)
 (United Kingdom)                                                                  660,000        27,761           1.66
Warner-Lambert Co.                                                                 300,000        22,650           1.35
Pfizer Inc                                                                         200,000        22,325           1.34
SmithKline Beecham PLC (American Depositary
 Receipts) (United Kingdom)                                                        300,000        18,281           1.09
Gillette Co.                                                                       216,960         9,967            .60
Business & Public Services- 3.44%
Rentokil Initial PLC (American Depositary Receipts)
 (United Kingdom)                                                                  500,000        32,062           1.92
Reuters Group PLC (American Depositary Receipts)
 (United Kingdom)                                                                  216,740        12,463            .75
Avery Dennison Corp.                                                               250,000        11,984            .72
Alexander & Baldwin, Inc.                                                           37,500           862            .05
Insurance- 3.22%
St. Paul Companies, Inc.                                                           575,000        20,269           1.21
American General Corp.                                                             176,700        12,446            .75
CIGNA Corp.                                                                        150,000        11,672            .70
General Re Corp.                                                                    40,000         9,340            .56
Telecommunications- 3.09%
Century Telephone Enterprises, Inc.                                                536,250        30,566           1.83
Telefonica SA (American Depositary
 Receipts) (Spain)                                                                 125,000        17,422           1.04
NEXTEL Communications, Inc. 13.00% exchangeable
 preferred, Series D (1) (3)                                                         1,461         1,505            .10
NEXTEL Communications, Inc., Class A (1)                                             4,647           100
Omnipoint Corp. 7.00% convertible preferred (2)                                     40,000           830            .05
COLT Telecom Group PLC, warrants, expire 2006 (1) (2)                                3,750           750            .04
Iridium LLC, warrants, expire 2005 (1) (2)                                           1,500           218            .01
Conecel Holdings Ltd., Class B, warrants,
 expire 2000 (Ecuador) (2) (1)                                                      77,700           117            .01
Esat Telecom Group PLC, warrants, expire 2007
 (Ireland) (1) (2)                                                                   3,500           108            .01
Loral Space & Communication Ltd.,warrants, expire 2007                               1,250            15            .00
(formerly Orion Network Systems, Inc.)  (1)
McCaw International, Ltd., warrants, expire 2007 (1) (2)                             2,000             6            .00
Aerospace & Military Technology- 2.73%
United Technologies Corp.                                                          190,100        20,376           1.22
Raytheon Co., Class A                                                              161,037         8,807           1.02
Raytheon Co., Class B                                                              150,000         8,306
Boeing Co.                                                                         200,000         8,125            .49
Merchandising- 2.39%
J.C. Penney Co., Inc.                                                              290,000        15,950            .96
Limited Inc.                                                                       550,000        15,916            .95
Walgreen Co.                                                                       150,000         8,053            .48
Electrical & Electronics- 2.35%
Nokia Corp., Class A (American Depositary
 Receipts) (Finland)                                                               200,000        19,600           1.17
York International Corp.                                                           400,000        16,800           1.01
Hubbell Inc., Class B                                                               72,300         2,915            .17
Forest Products & Paper- 2.34%
Weyerhaeuser Co.                                                                   300,000        15,037            .90
Sonoco Products Co.                                                                400,000        11,975            .71
Union Camp Corp.                                                                   100,000         6,469            .39
Georgia-Pacific Corp.                                                              100,000         5,675            .34
Beverages & Tobacco- 2.04%
PepsiCo, Inc.                                                                      520,000        20,118           1.21
UST Corp.                                                                          400,000        13,900            .83
Financial Services- 1.76%
Household International, Inc.                                                           39        29,344           1.76
Leisure & Tourism- 1.65%
Carnival Corp., Class A                                                            800,000        27,600           1.65
Discovery Zone, Inc. (1) (4)                                                         2,940            15            .00
Discovery Zone, Inc., warrants, expire 2007 (1) (4)                                    326             0
Data Processing & Reproduction- 1.43%
International Business Machines Corp.                                              145,000        23,925           1.43
Automobiles- 1.26%
General Motors Corp.                                                                    75        21,000           1.26
Food & Household Products- 0.90%
General Mills, Inc.                                                                200,000        15,100            .90
Electronic Components- 0.88%
AMP Inc.                                                                           305,287        14,768            .88
Industrial Components- 0.86%
Dana Corp.                                                                         200,000         7,800            .47
Genuine Parts Co.                                                                  200,000         6,587            .39
Multi-Industry- 0.66%
Textron Inc.                                                                       120,000         9,322            .56
Swire Pacific Capital Ltd. 8.84% cumulative
 guaranteed perpetual capital securities (Hong Kong) (2)                           100,000         1,650            .10
Machinery & Engineering- 0.62%
Deere & Co.                                                                        300,000        10,481            .63
Metals: Steel- 0.37%
Allegheny Teledyne Inc.                                                            300,000         6,169            .37
Broadcasting & Publishing- 0.14%
Adelphia Communications Corp. 13.00% exchangeable
 preferred, Series B (1)                                                            20,000         2,360            .14
Real Estate- 0.07%
CarrAmerica Realty Corp. 8.57% redeemable preferred,
 Series B                                                                           50,000         1,116            .07
Recreation-Other Consumer Products- 0.00%
V2 Music Holdings, warrants, expire 2008                                             1,250             0            .00
(United Kingdom) (2) (1)
Miscellaneous- 3.41%
Other stocks in initial period of  acquisition                                                    56,890           3.41

                                                                                              ----------    ----------
TOTAL STOCKS (cost: $735,121,000)                                                              1,010,435          59.22
                                                                                             -----------   -----------

                                                                                 Principal
                                                                                    Amount
Convertible Debentures                                                               (000)
----------------------------------------------------                           ----------     ----------
Industrials & Services- 0.68%                                                                               ----------
Bell Atlantic Financial Services, Inc., senior                                      $4,000         4,115            .46
 exchangeable notes, 4.25% 2005 (2)
Bell Atlantic Financial Services, Inc. 5.75% 2003 (2)                                3,500         3,592
Sunglass Hut International, Inc. 5.25% 2003                                          3,375         2,160            .13
Advanced Micro Devices, Inc. 6.00% convertible                                       1,500         1,462            .09
 subordinated notes 2005
                                                                                              ----------    ----------
TOTAL CONVERTIBLE DEBENTURES (cost: $11,331,000)                                                  11,329            .68
                                                                                              ----------    ----------
TOTAL EQUITY SECURITIES (cost: $746,452,000)                                                   1,021,764          59.90
                                                                                              ----------    ----------


Bonds & Notes
-----------------------------------------------
Diversified Media, Cable Television &
Telecommunications- 3.05%
Time Warner Inc.:
 9.125% 2013                                                                         4,000         4,989            .40
 7.25% 2017                                                                          1,500         1,633
Cable & Wireless Communications PLC:
 6.625% 2005                                                                         3,300         3,326            .32
 6.75% 2008                                                                          2,000         2,009
Comcast Cable Communications, Inc. 8.875% 2017                                       2,500         3,138            .19
Qwest Communications International Inc. 0%/9.47% 2007 (5)                            4,000         3,100            .19
CBS Radio Inc. 11.375% 2009                                                          2,632         3,066            .18
Fox/Liberty Networks, LLC 0%/9.75% 2007 (5)                                          4,000         2,860            .17
TCI Communications, Inc. 8.75% 2015                                                  2,000         2,505            .15
Tele-Communications, Inc. 9.25% 2023                                                 2,000         2,389            .14
Telemundo Holdings, Inc. 0%/11.50% 2008 (5)                                          4,000         2,360            .14
Hearst-Argyle Television 7.50% 2027                                                  2,000         2,095            .13
Sprint Capital Corp. 6.875% 2028                                                     2,000         2,093            .13
CBS Corp. 7.15% 2005                                                                 2,000         2,077            .12
Falcon Holding Group, LP 0%/9.285% 2010 (5)                                          3,000         2,077            .12
Conecel Holdings Ltd.:
 Series A, 14.00% 2000 (2)                                                           3,000         1,395            .12
 14.0% 2002                                                                          1,000           560
CEI Citicorp Holdings SA 11.25% 2007 (2)                                             2,500         1,700            .10
Telesystem International Wireless Inc. 0%/13.25% 2007 (5)                            3,700         1,665            .10
Cox Communications, Inc. 6.40% 2008                                                  1,500         1,562            .09
Cablevision Systems Corp. 8.125% 2009 (2)                                            1,250         1,337            .08
Iridium LLC, Series A, 13.00% 2005                                                   1,500         1,320            .08
WorldCom, Inc. 6.40% 2005                                                            1,000         1,040            .06
V2 Music (Holdings) PLC, units, 0%/14.00% 2008 (2) (5)                               1,250           663            .04
Financial Services- 1.66%
Capital One Bank:
 7.35% 2000                                                                          5,000         5,053            .45
 6.375% 2003                                                                         2,500         2,457
GS Escrow Corp. 7.125% 2005 (2)                                                      3,000         2,946            .18
Ocwen Financial Corporation 11.875% 2003                                             2,850         2,508            .15
MBNA America Bank, NA 6.75% 2008                                                     2,500         2,495            .15
Household Finance Corp. 6.40% 2008                                                   2,250         2,304            .14
Pan Pacific Industrial Investments PLC 0% 2007 (2)                                   6,000         2,100            .12
AT&T Capital Corp. 6.60% 2005                                                        2,000         1,947            .12
PDVSA Finance Ltd. 7.40% 2016 (2)                                                    2,250         1,943            .12
Capital One Financial Corp.  7.125% 2008                                             1,500         1,433            .08
Wharf International Finance Ltd., Series A, 7.625% 2007                              1,750         1,415            .08
Capital One Capital I 6.769% 2027                                                    1,250         1,097            .07
Transportation- 1.62%
Continental Airlines, Inc.:
 Series 1996-A, 6.94% 2015                                                           3,816         3,933            .57
 Series 1996-2C 10.22% 2014                                                          2,135         2,519
 Series 1998-3C 7.25% 2005                                                           1,500         1,504
 Series 1997-4A, 6.90% 2018                                                          1,500         1,496
United Air Lines, Inc.:
 1996-A2, 7.87% 2019 (7)                                                             2,500         2,544            .28
 1995-A1, 9.02% 2012                                                                 1,356         1,516
 9.00% 2003                                                                            500           549
Delta Air Lines, Inc. Pass Through Trust:
 1993-A2, 10.50% 2016 (7)                                                            2,000         2,568            .23
 1992-A2, 9.20% 2014 (7)                                                             1,000         1,221
Airplanes Pass Through Trust, Class 1-C, 8.15% 2019 (7)                              2,948         3,037            .18
Jet Equipment Trust, Series 1995-B, 7.83% 2015 (2)                                   2,311         2,424            .14
USAir, Inc., 1996-B, 7.50% 2009                                                      2,322         2,386            .14
Canadian National Railway Company 6.45% 2036                                         1,250         1,293            .08
Banking & Thrifts- 1.61%
National Westminster Bank PLC:
 7.75% 2049                                                                          3,200         3,361            .27
 9.450%  2001                                                                        1,000         1,091
Imperial Capital Trust I, Series B, 9.98% 2026                                       2,950         3,155            .19
MBNA Corp.:
 MBNA Capital A, Series A, 8.278% 2026                                               2,010         2,071            .18
 MBNA Capital B, Series B, 6.019% 2027 (6)                                           1,000           887
Dime Capital Trust I, Series A, 9.33% 2027                                           2,500         2,718            .16
Chase Capital II, Series B, 5.719% 2027 (6)                                          2,500         2,366            .14
Bankers Trust New York Corp. 6.70% 2007                                              2,080         2,145            .13
Chevy Chase Bank, FSB 9.25% 2005                                                     2,000         1,980            .12
Advanta Capital Trust I 8.99% 2026                                                   3,000         1,770            .10
First Union Corp. 6.82%/7.57% 2026 (5)                                               1,250         1,364            .08
Korea Development Bank 6.50% 2002                                                    1,300         1,159            .07
Chase Capital II 7.67% 2026                                                          1,000         1,068            .06
Abbey National PLC 6.70% 2049                                                        1,000           980            .06
Komercni Banka AS 9.00%/10.75% 2008 (2) (5)                                          1,000           765            .05
Cellular, Paging & Wireless Communications- 0.90%
NEXTEL Communications, Inc.:
0%/9.95% 2008 (5)                                                                    4,500         2,790            .30
0%/9.75% 2007 (5)                                                                    2,000         1,265
0%/10.65% 2007 (5)                                                                   1,500           994
Clearnet Communications Inc.:
 0%/11.75% 2007 (5)                                                                  5,250         2,109            .21
 0%/10.40% 2008 (5)                                                                  4,000         1,411
McCaw International, Ltd. 0%/13.00% 2007 (5)                                         6,000         3,240            .19
Esat Telecom Group PLC, 0%/12.50% 2007 (5)                                           3,500         2,328            .14
Omnipoint Corp. 11.625% 2006                                                         1,500           964            .06
Real Estate- 0.85%
CarrAmerica Realty Corp. 6.875% 2008                                                 3,000         2,832            .17
SocGen Real Estate Co. LLC
 7.64%/8.40% preferred, Series A (5)                                                 3,000         2,799            .17
Security Capital Pacific Trust 7.20% 2013                                            2,000         1,796            .11
Irvine Co., Series A, 7.46% 2006 (2) (4)                                             1,500         1,506            .09
Security Capital Industrial Trust 7.95% 2008                                         1,500         1,505            .09
Irvine Apartment Communities, LP 7.00% 2007                                          1,500         1,454            .09
Shopping Center Associates 6.75% 2004 (2)                                            1,500         1,447            .08
EOP Operating LP 7.25% 2018                                                          1,000           949            .05
Energy & Related Companies- 0.72%
Oryx Energy Co.:
 9.50% 1999                                                                          3,000         3,086            .40
 8.375% 2004                                                                         2,500         2,671
 10.00% 1999                                                                         1,000         1,022
USX Corp. 9.125% 2013                                                                2,500         2,976            .18
OXYMAR 7.50% 2016 (2)                                                                2,500         2,368            .14
Collateralized Mortgage Obligations
(Privately Originated) (7)- 0.58%
DLJ Mortgage Acceptance Corp., Series 1996-CF2:
 Class A1, 7.29% 2021 (2)                                                            3,000         3,187            .19
Morgan Stanley Capital I, Inc., Series 1998-HF2,
 Class A-2, 6.48% 2030 (6) (7)                                                       3,000         3,110            .19
GMAC Commercial Mortgage Securities, Inc.,
 Series 1997-C1, Class A-1, 6.83% 2003                                               1,985         2,037            .12
Asset-Backed Securities Investment Trust,
 Series 1997-D, 6.79% 2003 (2)                                                       1,416         1,418            .08
Broadcasting & Publishing- 0.54%
Chancellor Media Corp:
 Series B, 8.75% 2007                                                                2,250         2,312            .23
 8.125% 2007                                                                         1,500         1,500
News America Holdings Inc.:
 7.43% 2026                                                                          1,250         1,326            .15
 10.125% 2012                                                                        1,000         1,171
Ziff-Davis Inc. 8.50% 2008                                                           1,500         1,417            .08
RBS Participacoes SA 11.00% 2007 (2)                                                 2,000         1,300            .08
Utilities: Electric & Gas- 0.54%
Israel Electric Corp. Ltd.:
 7.25% 2006 (2)                                                                      2,500         2,475            .34
 7.70% 2018 (2)                                                                      1,750         1,725
 7.75% 2027 (2)                                                                      1,500         1,443
Commonwealth Edison Co., Series 75, 9.875% 2020                                      1,500         1,813            .11
Energen Corp., Series B, 7.125% 2028                                                 1,500         1,499            .09
Food & Household Products- 0.48%
Home Products International, Inc. 9.625% 2008                                        3,000         2,910            .17
AKI Inc. 10.50% 2008                                                                 2,500         2,400            .14
Fage Dairy Industry SA 9.00% 2007                                                    2,000         1,700            .10
Gruma, SA de CV 7.625% 2007                                                          1,000           909            .06
Forest Products & Paper- 0.47%
Fort James Corp. 6.625% 2004                                                         2,500         2,540            .15
Container Corp. of America 9.75% 2003                                                2,000         2,040            .12
Scotia Pacific Company LLC, Class A-2, 7.11% 2028                                    2,000         1,995            .12
Norampac Inc. 9.375% 2008 (2)                                                        1,000           676            .04
Pindo Deli Finance Mauritius Ltd. 10.75% 2007                                        1,000           605            .04
Metals: Nonferrous- 0.41%
Inco Ltd.:
 9.60% 2022                                                                          2,000         2,339            .23
 9.875% 2019                                                                         1,500         1,570
Freeport-McMoRan Copper & Gold Inc. 7.20% 2026                                       2,750         1,884            .11
Doe Run Resources Corp. 11.696% 2003 (6)                                             1,500         1,110            .07
Health & Personal Care- 0.37%
Allegiance Corp. 7.00% 2026                                                            300         3,190            .19
Integrated Health Services, Inc., Series A:
 9.25% 2008                                                                          1,750         1,706            .18
 9.50% 2007                                                                          1,250         1,234
Asset-Backed Obligations (7) - 0.28%
SCAMT 98-2 5.25% 2008                                                                3,250         3,176            .19
FIRSTPLUS Home Loan Owner Trust, Series 1997-1,
 Class A-6, 6.95% 2015                                                               1,500         1,513            .09
Cable & Telephone in the United Kingdom- 0.26%
COLT Telecom Group PLC 0%/12.00% 2006 (5)                                            3,750         3,216            .19
NTL Inc. 11.5% 2008                                                                  1,000         1,097            .07
Merchandising- 0.21%
Dayton Hudson Corp. 8.50% 2022                                                       2,500         2,728            .16
Woolworth Corp., Series A, 7.00% 2002                                                  750           735            .05
Beverages & Tobacco- 0.18%
Sparkling Spring Water Group Ltd. 11.50% 2007                                        3,000         2,970            .18
Leisure, Tourism & Restaurants- 0.18%
Royal Caribbean Cruises Ltd. 7.00% 2007                                              3,000         2,963            .18
Electrical & Electronics- 0.13%
Philips Electronics NV 7.20% 2026                                                    2,000         2,111            .13
Manufacturing & Materials- 0.11%
Owens-Illinois, Inc. 8.10% 2007                                                      1,750         1,845            .11
Machinery & Engineering- 0.08%
United Defense Industries, Inc. 8.75% 2007                                           1,400         1,414            .08
Business & Public Services- 0.06%
Federal Express Corp., Series A-310, Class A-1,
 7.53% 2006                                                                            945           968            .06
Appliances & Household Durables- 0.05%
Samsung Electronics Co., Ltd. 7.45% 2002 (2)                                         1,000           870            .05
Non-U.S. Governments & Governmental
Authorities- 0.20%
Canadian Government 4.36% 2026 (8)                                                   2,000         1,384            .08
Mendoza (Province of) 10.00% 2007 (2)                                                1,300           985            .06
Poland (Republic of), Past Due Interest Bond 5.00% 2014 (6)                          1,000           940            .06
Federal Agency Obligations-Mortgage
 Pass-Throughs (7)- 2.08%
Fannie Mae:
 6.50% 2013                                                                          9,578         9,716           1.59
 6.00% 2013                                                                          9,669         9,681
 8.50% 2024                                                                          5,229         5,471
 7.00% 2009                                                                          1,222         1,250
 9.00% 2019                                                                            360           382
Government National Mortgage Assn.:
 8.50% 2027                                                                          3,525         3,747            .49
 8.00% 2020-2022                                                                     3,447         3,612
 10.00% 2019                                                                           777           843
Federal Agency Obligations-Other- 0.54%
Fannie Mae:
 6.53% 2006                                                                          5,000         4,992            .54
 7.52% 2004                                                                          4,000         4,022
U.S. Treasury Obligations- 11.40%
 6.50% 2002-2005                                                                    50,000        53,725          11.40
 7.00% 2006                                                                         25,000        28,445
 7.13% 2000                                                                         25,000        25,734
 7.25% 2004                                                                         20,000        22,425
 10.38% 2009-2012                                                                   14,000        19,164
 3.63% 2002                                                                         12,500        12,747
 8.75% 2000-2008                                                                     8,000         9,054
 8.25% 2005                                                                          5,000         5,245
 11.88% 2003                                                                         2,500         3,275
 11.13% 2003                                                                         2,000         2,530
 8.88% 1999                                                                          2,500         2,521
 7.50% 2016                                                                          2,000         2,505
 9.13% 2009                                                                          1,500         1,803
 11.75% 2010                                                                           500           681
 10.75% 2003                                                                           500           619
                                                                                              ----------    ----------
TOTAL BONDS & NOTES (cost: $491,142,000)                                                         493,684          29.55
                                                                                              ----------    ----------

Short-Term Securities
------------------------------------------------
Corporate Short-Term Notes- 7.88%
BellSouth Telecommunications, Inc. 5.06% due 2/2/1999                               20,000        19,820           1.19
National Ruaral Utilities Cooperative Finance Corp.                                 19,500        19,381           1.16
5.12% due 1/12/1999
International Lease Finance Corp. 5.05% due 12/1/1998                               16,900        16,898           1.01
A. I. Credit Corp. 5.17% due 12/14/1998                                             16,800        16,766           1.00
Lucent Technology 5.17% due 12/8/1998                                               14,500        14,483            .87
St. Paul Companies 5.15%-5.25% due 12/18/1998-1/25/1999                             14,000        13,925            .83
Procter & Gamble Co. 5.00% due 12/11/1998                                           13,800        13,779            .82
PepsiCo Inc. 5.05% due 1/7/1999                                                     10,000         9,947            .60
Ameritech Corp. 5.00% due 1/12/1999                                                  6,700         6,660            .40
Federal Agency Discount Notes- 1.02%
Fannie Mae 5.00% due 1/26-2/9/1999                                                  17,200        17,043           1.02
                                                                                              ----------    ----------
TOTAL SHORT-TERM SECURITIES (cost: $148,686,000)                                                 148,702           8.90
                                                                                              ----------    ----------
TOTAL INVESTMENT SECURITIES (cost: $1,386,280,000)                                             1,664,150          98.35

Excess of cash and receivables over payables                                                       6,461            .39
                                                                                               ---------     ---------
NET ASSETS                                                                                     1,670,611          98.74
                                                                                              =========      =========


(1)Non-income-producing securities.
 resale to the public may require registration or sale only to qualified institutional buyers.
(2)Purchased in a private placement transaction;
(3)Payment in kind. The issuer has the option of paying additional securities in lieu of cash.
(4) Valued under procedures established by the Board of Trustees.
(5) Step bond; coupon rate will increase at a later date.
(6) Coupon rate changes periodically.
(7)+A465 Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity of these securities is shorter than the stated maturity.
(8) Index-linked bond, which is a floating rate bond whose principal amount moves with a government retail price index.


See Notes to Financial Statements

Equity securities appearing in the portfolio since May 31, 1998

Corning Inc.
General Motors Corp.
Hewlett-Packard Co.
Household International, Inc.
Millipore Corp
Monsanto Co.
Morton International, Inc.
Schlumberger Ltd.
United Technologies Corp.
Washington Mutual Savings Bank


Equity securities eliminated from the portfolio since May 31, 1998

Aluminum Co. of America
American Radio Systems Corp
H.F. Ahmanson
Nationsbank (merger with BankAmerica)
Rogers Communications Inc.
Time Warner
Union Pacific Corp.
Wal-Mart Stores, Inc.

AMERICAN VARIABLE INSURANCE SERIES
BOND FUND
INVESTMENT PORTFOLIO - November 30, 1998

CORPORATE BONDS                                                          55.36%
U.S. GOVERNMENT BONDS                                                     24.47
EQUITY SECURITIES                                                          7.45
NON-U.S. GOVERNMENT BONDS                                                  2.88
CASH & EQUIVALENTS                                                         9.84

                                                                       Percent
                                                                         of Net
Largest Industry Holdings                                                Assets
Diversified Media, Cable Television
 & Telecommunications                                                     5.73%
Transportation                                                             4.21
Financial Services                                                         3.88
Manufacturing & Materials                                                  3.75
Energy & Related Companies                                                 3.30
MFS Communications                                                        1.60%
Ocwen Financial                                                            1.58
First Nationwide Holdings                                                  1.38
Comtel Brasileira                                                          1.34
USAir                                                                      1.27
Airplanes Pass                                                             1.08
Time Warner                                                                1.07
Kaiser Aluminum & Chemical                                                 1.00
McDermott                                                                  0.95
Jet Equipment                                                              0.87

Banking & Thrifts                                                          2.37
                                                                     Principal    Market Percent
                                                                         Amount    Value  Of Net
Bonds & Notes                                                             (000)    (000)  Assets
Diversified Media, Cable Television &

Telecommunications - 7.66%
CBS Corp. 7.15% 2005                                                      3,000  $         1.35%
Fox/Liberty Networks, LLC:
 0%/9.75% 2007 (1)                                                        2,250     1,609
 8.875% 2007                                                                500      515      .92
Time Warner Inc.:
 7.75% 2005                                                                 500      550
 7.25% 2017                                                                 500      544
 7.95% 2000                                                                 500      511      .69
WorldCom, Inc.:
 8.875% 2006                                                              1,000     1,098
 6.40% 2005                                                                 250      260      .59
Cablevision Systems Corp. 8.125% 2009                                       1250    1,337     .58
Comcast Corp.:
 Class B, 9.50% 2007                                                        500      540
 8.875% 2017                                                                250      314
 8.375% 2007                                                                250      292      .50
Qwest Communications International Inc.:
 0%/9.47% 2007 (1)                                                          750      581
 0%/8.29% 2008 (1)                                                          750      564      .49
PanAmSat Corp. 6.125% 2005                                                1,000      980      .42
News America Holdings Inc.:
 6.625% 2008                                                                500      511
 7.43% 2026                                                                 250      265      .33
Sprint Capital Corp. 6.875% 2028                                            625      654      .28
Tele-Communications, Inc. 9.25% 2023                                        500      597      .26
Consorcio Ecuatoriano de Telecomunicaciones SA CONECEL:
 14.00% 2002                                                                500      280
 14.00% 2000 (2)                                                            600      279      .24
V2 Music Holdings, units 0%/14.00% 2008 (1) (2)                          GBP575      503      .22
TVN Entertainment Corp. 14.00% 2008                                        $550      484      .21
Ziff-Davis Inc. 8.50% 2008                                                  500      472      .20
SpectraSite Holdings, Inc. 0%/12.00% 2008 (1) (2)                           500      267      .12
Northern Telecom Ltd. 6.875% 2002                                           250      259      .11
Iridium LLC, Series A, 13.00% 2005                                          250      220      .10
Viatel, Inc. 11.25% 2008                                                    125      125      .05
Cellular, Paging & Wireless Communications -  7.65%
Nextel Communications, Inc.:
 0%/9.95% 2008 (1)                                                        2,625     1,627
 0%/9.75% 2004 (1)                                                        1,000      980
 0%/9.75% 2007 (1)                                                        1,500      949
 12.00% 2008 (2)                                                            500      553
 0%/10.65% 2007 (1)                                                         750      497
 0%/12.125% 2008 (1)                                                      1,000      460     2.18
Cable & Wireless Communications PLC:
 6.625% 2005                                                              3,660     3,689
 6.75% 2008                                                                 500      502     1.81
Clearnet Communications Inc.:
 0%/11.75% 2007 (1)                                                     C$2,658     1,068
 0%/10.40% 2008 (1)                                                       3,000     1,058     .92
Esat Telecom Group PLC 0%/12.50% 2007 (1)                                $2,000     1,330     .57
McCaw International, Ltd. 0%/13.00% 2007 (1)                              2,125     1,147     .50
Omnipoint Corp. 11.625% 2006                                              1,500      964      .42
PageMart Wireless, Inc.:
 0%/15.00% 2005 (1)                                                         500      447
 0%/11.25% 2008 (1)                                                         750      352      .35
Crown Castle International Corp. 0%/10.625% 2007 (1)                      1,000      685      .30
Cellular Communications of Puerto Rico, Inc. 10.00% 2007                    500      508      .22
NEXTLINK Communications, Inc. 9.625% 2007                                   500      495      .21
Globalstar LP 11.375% 2004                                                  500      382      .17
Financial Services - 7.12%
Capital One Bank:
 7.15% 2006                                                                 810      818
 6.375% 2003                                                                500      491
 7.125% 2008                                                                500      478
 6.769% 2027 (2), (3)                                                       250      219      .87
J.P. Morgan & Co. Inc. 5.861% 2012 (3), (4)                               2,000     1,789     .77
Lindsey Morden Group Inc. 7.00% 2008 (2)                                C$2,750     1,742     .75
MBNA Capital:
 Series A, 8.278% 2026                                                   $1,000     1,031
 6.75% 2008                                                                 500      499      .66
Toyota Motor Credit Corp. 6.00% 2003                                      1,000     1,020     .44
Ocwen Financial Corp. 11.875% 2003                                                  1,012     .44
AT&T Capital Corp. 6.60% 2005                                             1,000      974      .42
Abbey National PLC 6.70% 2049                                               970      951      .41
PDVSA Finance Ltd. 7.40% 2016 (2)                                         1,000      864      .37
Sintab AB 7.50% 2049 (2)                                                    750      755      .33
National Westminster Bank PLC 7.75% 2049                                    500      525      .23
Household Finance Corp. 6.40% 2008                                          500      512      .22
GS Escrow Corp. 7.125% 2005 (2)                                             500      491      .21
Wharf International Finance Ltd. 7.625% 2007                                515      416      .18
BT Capital Trust, Series A, 7.90% 2027                                      340      362      .16
Pan Pacific Industrial Investments PLC 0% 2007 (1)                          785      275      .12
Hutchison Whampoa Finance Ltd., Series D, 6.988% 2037 (2)                   300      272      .12
Chase Capital I, Capital Securities, Series A, 7.67% 2026                   250      267      .12
Bankers Trust New York Corp. 6.70% 2007                                     250      258      .11
Bankunited Capital Trust, Bankunited Financial Corp., 10.25% 2026           250      255      .11
Komercni Banka AS 9.00%/10.75% 2008 (1), (2)                                250      191      .08
Collateralized Mortgage Obligations (Privately Originated) (5) - 5.73%
Morgan Stanley Capital I, Inc.:
 Series 1998-HF2, Class A2, 6.48% 2030                                    2,500     2,592
 Series 98-1, Class A5, 6.75% 2013                                          705      713     1.42
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030     1,912     1,947     .84
Chase Commercial Mortgage Securities Corp., Series 1998-2,                1,500     1,548     .67
 Class A2, 6.39% 2008
Merrill Lynch Mortgage Investors, Inc.:
 Series 1995-C3, Class A3, 7.062% 2025                                    1,000     1,038
 Series 1995-C2, Class A, 7.009% 2021                                       213      216      .54
CS First Boston Mortgage Securities Corp., Series 1998-C1,                1,216     1,241     .54
Class A-1A, 6.26% 2040
Norwest Asset Securities Corp., Series 1998-31, Class A1, 6.25% 2013      1,000      998      .43
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1:
 Class A-3, 6.869% 2007                                                     500      530
 Class A-1, 6.83% 2003                                                      397      407      .41
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.577% 2       844      902      .39
DLJ Mortgage Acceptance Corp., Series 1995-CF2, Class A1, 6.85% 2027        600      621      .27
Commercial Mortgage Acceptance Corp., Series 1998-C1, Class A1, 6.23%       491      500      .22
Broadcasting & Publishing - 3.90%
CBS Radio, Inc. 11.375% 2009 (6)                                          1,842     2,146     .93
Chancellor Media Corp.:
 8.125% 2007                                                              1,000     1,000
 Class B, 8.75% 2007                                                        750      771      .76
Hearst-Argyle Television, Inc. 7.00% 2018                                   1500    1,528     .66
Time Warner Telecom Inc. 9.75% 2008                                          975    1,034     .45
Clear Channel Communications, Inc. 7.25% 2027                               750      751      .32
Telemundo Holdings, Inc. 0%/11.50% 2008 (1), (2)                          1,000      590      .25
Cox Communications, Inc. 6.40% 2008                                         500      521      .23
American Radio Systems Corp. 9.00% 2006                                     400      434      .19
RBS Participacoes SA 11.00% 2007 (2)                                        250      163      .07
Globo Comunicacoes E Participacoes Ltda. 10.50% 2006 (2)                    120       91      .04
Health & Personal Care - 3.25%
Columbia/HCA Healthcare Corp.:
 6.91% 2005                                                               2,000     1,908
 8.85% 2007                                                                 500      524
 7.15% 2004                                                                 500      488     1.27
Integrated Health Services, Inc., Series A:
 9.25% 2008                                                               2,000     1,950
 9.50% 2007                                                                 750      741     1.16
Paracelsus Healthcare Corp. 10.00% 2006                                   1,500     1,365     .59
Allegiance Corp. 7.00% 2026                                                 500      532      .23
Banking & Thrifts - 2.49%
Advanta Corp.:
 Series B, 7.00% 2001                                                     1,900     1,756
 6.98% 2002                                                               1,000      892
 6.925% 2002                                                                500      445
 Capital Trust I, Series B, 8.99% 2026                                      500      295     1.47
Dime Capital Trust I, Series A, 9.33% 2027                                  725      788      .34
Imperial Capital Trust I, Series B, 9.98% 2026                              550      588      .25
Riggs Capital Trust II 8.875% 2027 (2)                                      500      519      .22
Chevy Chase Bank, FSB 9.25% 2008                                            500      495      .21
Leisure, Tourism & Restaurants - 2.46%
Mirage Resorts, Inc. 6.625% 2005                                          2,000     1,961     .85
Royal Caribbean Cruises Ltd.:
 7.25% 2018                                                               1,000      944
 7.00% 2007                                                                 500      494      .62
William Hill Finance PLC 10.625% 2008                                    GBP750     1,274     .55
Regal Cinemas, Inc. 9.50% 2008 (2)                                         $500      525      .23
Boyd Gaming Corp. 9.50% 2007                                                500      490      .21
Transportation -  2.44%
Continental Airlines, Inc.:
 Series 1998-3, Class C-2, 7.25%  2005                                      500      501
 7.78% 2007 (5)                                                             491      498
 Series 1998-3, Class A-2, 6.32%  2008                                      500      497
 Series 1998-1, Class A, 6.648%  2019 (5)                                   500      496
 Series 1996-C 9.50% 2015 (5)                                               239      268      .97
Atlas Air, Inc., Pass-Through Trust, Series 1998-1, Class A,
 7.38% 2018 (5)                                                           1,500     1,551     .67
Jet Equipment Trust:
 Series 1995-D, 11.44% 2014 (2)                                             300      393
 Series 1994-A, 11.79% 2013 (2)                                             250      339      .32
United Air Lines, Inc. 10.67% 2004                                          500      594      .26
Airplanes Pass Through Trust, Class C, 8.15% 2019 (5)                       491      506      .22
Utilities: Electric & Gas - 1.51%
Israel Electric Corp. Ltd.:
 7.70% 2018 (2)                                                           1,000      986
 7.75% 2027 (2)                                                             620      596      .68
Cia. de Transporte de Energia Electrica en Alta Tension
 TRANSENER SA  9.25% 2008 (2)                                             1,000      940      .41
United Utilities 6.875% 2028                                                500      491      .21
Commonwealth Edison Co., Series 75, 9.875% 2020                             400      484      .21
Forest Products & Paper - 1.50%
Pindo Deli Finance Mauritius Ltd.:
 10.75% 2007                                                              1,450      877
 10.25% 2002                                                                500      303      .51
Container Corp. of America 9.75% 2003                                     1,000     1,020     .44
Fort James Corp.:
 6.625% 2004                                                                500      508
 6.875% 2007                                                                250      257      .33
Norampac Inc. 9.50% 2008                                                    500      515      .22
Multi-Industry - 1.48%
Sony Corp. 6.125% 2003                                                    2,500     2,541    1.10
Graham Packaging Co. 8.75% 2008                                             500      513      .22
Reliance Industries Ltd.:
 10.25% 2097 (2)                                                            250      188
 Series B, 10.25% 2097                                                      250      188      .16
Energy & Related Companies - 1.37%
Pioneer Natural Resources Co. 7.20% 2028                                  1,500     1,303     .56
J. Ray McDermott, SA 9.375% 2006                                            500      528      .23
McDermott Inc. 9.375% 2002                                                  400      427      .18
Petrozuata Finance Inc. 7.63% 2009 (2)                                      750      683      .30
Kelley Oil & Gas Corp. 10.375% 2006                                         300      237      .10
Cable & Telephone in the United Kingdom - 1.14%
COLT Telecom Group PLC:
 7.625% 2008                                                              DM 1,0     592
 8.875% 2007                                                                750      467
 0%/12.00% 2006 (1)                                                        $250      214      .55
NTL Inc.:
 11.50% 2008 (2)                                                            500      549
 Series B, 10.00% 2007                                                      250      260      .35
Comcast UK Cable Partners Ltd. 0%/11.20% 2007 (1)                           650      562      .24
Real Estate - 1.13%
SocGen Real Estate Co. LLC, Series A, 7.64% 2049 (2)                      1,000      933      .40
EOP Operating LP 6.625% 2005                                                500      491      .21
Irvine Apartment Communities, LP 7.00% 2007                                 500      485      .21
Security Capital Pacific Trust 7.20% 2013                                   500      449      .20
ProLogis Trust 7.05% 2006                                                   250      246      .11
Business & Public Services - 1.00%
Cendant Corp. 7.75% 2003                                                  2,000     2,010     .87
Allied Waste North America, Inc. 10.25% 2006                                250      293      .13
Asset- Backed Obligations (5) - 0.93%
Sears Credit Account Master Trust II, Series 1998-2, Class A, 5.25% 2     1,425     1,392     .60
FIRSTPLUS Home Loan Owner Trust, Series 1997-1, Class A-6, 6.95% 2015       500      504      .22
EQCC Home Equity Loan Trust, Asset-Backed Certificates, Series 1996-A,
 Class A-2, 6.95% 2012                                                      243      244      .11
Food & Household Products - 0.69%
Gruma, SA de CV 7.625% 2007                                               1,000      910      .39
AKI Inc. 10.50% 2008 (2)                                                    500      480      .21
Fage Dairy Industry SA 9.00% 2007                                           250      213      .09
Manufacturing & Materials -  0.58%
Printpack, Inc. 10.625% 2006                                                500      520      .22
Freeport-McMoRan Copper & Gold Inc. 7.20% 2026                              500      343      .15
Kaiser Aluminum & Chemical Corp. 9.875% 2002                                250      253      .11
BREED Technologies, Inc. 9.25% 2008 (2)                                     275      237      .10
Beverages & Tobacco - 0.43%
Sparkling Spring Water Group Ltd. 11.50% 2007                             1,000      990      .43
Insurance - 0.32%
Jefferson-Pilot Corp. 8.14% 2046 (2)                                        700      731      .32
Machinery & Engineering - 0.25%
United Defense Industries, Inc. 8.75% 2007                                  300      303      .13
Deere & Co. 8.95% 2019                                                      250      288      .12
Miscellaneous Services - 0.23%
Petro Stopping Centers, LP 10.50% 2007                                      500      526      .23
Independent Power Producers - 0.10%
California Energy Co., Inc. 9.875% 2003                                     200      221      .10
Non-U.S. Governments & Governmental
Authorities -  2.88%
Canadian Government:
 4.615% 2021 (4)                                                        C$2,000     1,462
 4.362% 2026 (4)                                                          1,000      692      .93
Ontario (Province of) 5.50% 2008                                         $1,500     1,508     .65
Panama (Republic of) 8.875% 2027                                          1,250     1,182     .51
Argentina (Republic of) 11.00% 2005                                         500      526      .23
United Mexican States Government Eurobonds, Global, 11.375% 2016            250      269      .12
Venezuela (Republic of) Eurobond 6.625% 2007 (3)                             452     260      .11
Poland (Republic of) Past Due Interest Bond, Bearer, 5.00% 2014 (3)         250      235      .10
Korea (Republic of) 8.875% 2008                                             200      198      .09
Deutschland Republic 8.00% 2002                                             DM 2     170      .07
Mendoza (Province of) 10.00% 2007 (2)                                      $200      151      .07
Federal Agency Obligations - Mortgage Pass-Throughs (5) -  8.00%
Government National Mortgage Assn.:
 7.00% 2023-2026                                                          4,653     4,763
 8.00% 2023                                                               2,759     2,869
 7.50% 2023-2024                                                          1,319     1,362
 6.50% 2025-2028                                                          1,184     1,196
 5.00% 2026 (3)                                                             786      794
 6.63% 2026 (3)                                                             665      671
 10.00% 2019                                                                518      562
 9.50% 2021                                                                 508      548     5.52
Fannie Mae:
 7.00% 2026                                                               1,500     1,533
 6.50% 2013-2026                                                          1,197     1,212
 6.00% 2013                                                                 947      949
 6.131% 2033 (3)                                                            780      787
 10.00% 2018-2025                                                           697      757
 9.00% 2021                                                                 466      494     2.48
Federal Agency Obligations-Other - 0.22%
Freddie Mac: 6.78% 2005                                                      500     500      .22
U.S. Treasury Obligations - 16.25%
6.25% 2003                                                               16,000     16,94
7.25% 2004                                                                6,330     7,105
7.50% 2005-2016                                                           5,000     5,835
8.875% 2017                                                               3,025     4,294
10.375% 2009-2012                                                         1,000     1,332
5.75% 2002                                                                1,000     1,038
3.711% 2002 (4)                                                           1,000     1,020   16.25
                                                                                -------- --------
TOTAL BONDS & NOTES (cost: $192,896,000)                                         191,298    82.71
                                                                                -------- -------
                                                                         Shares
                                                                      or Principal
                                                                     Amount (000)
Stocks
Common & Preferred Stocks - 4.60%
SB Treasury Co. LLC, Series A, 9.40% noncumulative                       $2,500     2,449    1.06
preferred securities, perpetual (2)
Tokai Preferred Capital Co. LLC, Series A, 9.98%                         $1,500     1,320     .57
noncumulative preferred securities(2)
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred (2)       $1,300     1,255     .54
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual
 capital securities (Hong Kong) (2)                                      40,000      660      .47
Swire Pacific Offshore Financing Ltd. 9.33% cumulative guaranteed
 perpetual capital securities (Hong Kong) (2)                            25,000      438
Fuji JGB Investment LLC, Series A, 9.87% noncumulative
preferred securities, perpetual (Japan) (2)                              $1,500     1,066     .46
ProLogis Trust(formerly Security Capital Industrial Trust),              40,000      995      .43
Series D, 7.92% preferred
IBJ Preferred Capital Co. LLC, Series A, 8.79%                           $1,000      870      .38
noncumulative preferred securities (2)
Adelphia Communications Corp., Series B, 13.00% exchangeable preferre     5,000      590      .26
CarrAmerica Realty Corp., Series B, 8.57% redeemable preferred           20,000      446      .19
Nextel Communications, Inc.:
 Series D, 13.00% exchangeable preferred, redeemable 2009 (6), (7)          290      299
 Class A (7)                                                                774       17      .14
Esat Telecom Group PLC, warrants, expire 2007 (Ireland) (2), (7)          2,000       62      .03
COLT Telecom Group PLC, warrants, expire 2006 (United Kingdom) (2), (       250       50      .02
Iridium World Communications Ltd. warrants, expire 2005 (2), (7)            250       36      .02
Globalstar Telecommunications Ltd., warrants, expire 2004 (7)               500       30      .01
Conecel Holdings Ltd., Class B, warrants, expire 2000                    15,500       23      .01
(Ecuador) (2), (7), (8)
Cellular Communications International, Inc., warrants, expire 2003 (7       250       18      .01
NTL Inc., warrants, expire 2008 (United Kingdom -                           237        7      .00
Incorporated in USA) (2), (7), (8)
McCaw International, Ltd., warrants, expire 2007 (2), (7)                 2,000        6      .00
Viatel, Inc., Series A, 10.00% convertible preferred 2015 (6) (7)            62        4      .00
Loral Space & Communications Ltd., warrants, expire 2007 (7)                250        3      .00
V2 Music Holdings, warrants, expire 2000 (7)                                575               .00

Miscellaneous - 0.22%
Other stocks in initial period of acquisition                                        517      .22
                                                                                -------- --------
TOTAL STOCKS (cost: $11,556,000)                                                  11,161     4.82
                                                                                -------- --------
                                                                      Principal
Convertible Debentures                                               Amount (000)
Industrials & Services - 2.63%
Bell Atlantic Financial Services, Inc.:
4.25% senior exchangeable note 2005 (2)                                  $2,500     2,572
5.75% senior exchangeable note 2003 (2)                                     750      770     1.45
Micron Technology, Inc. 7.00% convertible subordinated notes 2004         1,000     1,038     .45
Advanced Micro Devices, Inc. 6.00% convertible subordinated notes 200       625      609      .26
Kelley Oil & Gas Corp. 8.50% 2000                                           500      400      .17
Sunglass Hut International, Inc. 5.25% convertible subordinated notes       600      384      .17
MBI Finance Ltd. 0% 2001                                                    500      312      .13
                                                                                -------- --------
TOTAL CONVERTIBLE DEBENTURES (cost: $5,909,000)                                    6,085     2.63
                                                                                -------- --------
TOTAL EQUITY SECURITIES (cost:  $17,465,000)                                      17,246     7.45
                                                                                -------- --------
Short-Term Securities
Corporate Short-Term Notes -  10.56%
PepsiCo, Inc. 5.12% due 12/15/1998                                        3,000     2,994    1.29
CIT Group Holdings, Inc. 5.14% due 12/14/1998                             2,500     2,495    1.08
IBM Credit Corp. 5.30% due 1/5/1999                                       2,500     2,488    1.08
General Mills, Inc. 5.08% due 1/8/1999                                    2,500     2,486    1.08
Eastman Kodak Co. 5.00% due 1/25/1999                                     2,500     2,480    1.07
Vermont American Corp. 5.11% due 12/18/1998 (2)                           2,200     2,194     .95
Nordstrom Credit Inc. 5.12% due 12/18/1998                                2,200     2,194     .95
General Electric Capital Corp. 5.45% due 12/1/1998                          2100    2,100     .91
St. Paul Companies, Inc. 5.16% due 12/16/1998 (2)                           2000    1,995     .86
Procter & Gamble Co. 5.07% due 12/22/1998                                   1500    1,495     .65
A.I. Credit Corp. 5.14% due 1/4/1999                                        1100    1,095     .47
Coca-Cola Co. 5.00% due 1/19/1999                                            400     397      .17
                                                                                -------- -------
TOTAL SHORT-TERM SECURITIES (cost: $24,413,000)                                   24,413    10.56
                                                                                -------- -------

TOTAL INVESTMENT SECURITIES (cost: $234,774,000)                                 232,957   100.72
Excess of payables over cash and receivables                                        1,678     .72
                                                                                ----------------
NET ASSETS                                                                      $231,279 100.00%
                                                                                ------------------
                                                                                ------------------
1 Step bond; coupon rate will increase at a later date.

2 Purchased in a private placement transaction;
 resale to the public may require registration or sale only to qualified institutional buyers.

3 Coupon rate may change periodically.

4 Index-linked bond, whose principal amount moves with a government retail price index.

5 Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.

6 Payment in kind. The issuer has the option of paying additional securities in lieu of cash.

7 Non-income-producing securities.

8 Valued under procedures established by the Board of Trustees.

See Notes to Financial Statements

AMERICAN VARIABLE INSURANCE SERIES
HIGH-YIELD BOND FUND
INVESTMENT PORTFOLIO - NOVEMBER 30, 1998
CORPORATE BONDS                                                                              82.00%
NON-U.S. GOVERNMENT BONDS                                                                     1.77%
U.S. GOVERNMENT BONDS                                                                         1.43%
EQUITY SECURITIES                                                                             7.76%
CASH & EQUIVALENTS                                                                            7.04%

                                                                                          Percent
                                                                                            of Net
Largest Corporate Holdings                                                                  Assets
Nextel Communications                                                                         4.76%
Integrated Health Services                                                                    2.47
Container Corp. of America                                                                    2.30
COLT Telecom                                                                                  2.04
Viatel                                                                                        1.81
NTL                                                                                           1.66
Paracelsus Healthcare                                                                         1.63
Chancellor Media                                                                              1.57
Fox/Liberty Networks                                                                          1.50
Falcon Holding                                                                                1.45

                                                                                        Principal        Market   Percent
                                                                                            Amount        Value     Of Net
Bonds & Notes                                                                                (000)        (000)     Assets
Cellular, Paging & Wireless Communications - 13.97%
Nextel Communications, Inc.:
 0%/9.95% 2008 (1)                                                                         $11,000       $6,820      2.72%
 0%/10.65% 2007 (1)                                                                          7,500        4,969
 0%/9.75% 2004 (1)                                                                           3,750        3,675
 0%/9.75% 2007 (1)                                                                           3,000        1,897
 12% 2008 (2)                                                                                1,000        1,105
Nextel International, Inc. 0%/12.125% 2008 (1)                                               6,000        2,760
Clearnet Communications Inc.:
 0%/11.75% 2007 (1)                                                                      C$ 20,825        8,364        1.38
 0%/10.40% 2008  (1)                                                                         7,000        2,468
PageMart Wireless, Inc. 0%/11.25% 2008  (1), (2)                                           $21,650       10,176        1.30
Omnipoint Corp.:
 11.625% 2006                                                                               11,200        7,196        1.10
 8.66% 2006                                                                                  1,549        1,379
Centennial Cellular Corp. 8.875% 2001                                                        8,000        8,360        1.07
CCPR Services, Inc. 10.00% 2007                                                              7,250        7,359         .94
American Cellular Corp. 10.50% 2008 (2)                                                      5,250        5,197         .66
CTI Holdings SA 0%/11.50% 2008 (1)                                                          10,500        4,804         .61
Comcast Cellular Corp., Series B, 9.50% 2007                                                 4,000        4,320         .55
Mobile Telecommunication Technologies Corp. 13.50% 2002                                      3,500        3,920         .50
Loral Space & Communications Ltd.                                                            3,900        3,744         .48
(formerly Orion Network Systems, Inc. ) 11.25% 2007
McCaw International, Ltd. 0%/13.00% 2007 (1)                                                 6,500        3,510         .45
Comunicacion Celular SA 0%/13.125% 2003 (1)                                                  5,000        3,500         .45
Occidente Y Caribe Celular SA 0%/14.00% 2004 (1)                                             3,700        2,738         .35
CellNet Data Systems, Inc. 0%/14.00% 2007 (1)                                                9,982        1,897         .24
SpectraSite Holdings, Inc. 0%/12.00% 2008 (1), (2)                                           3,500        1,872         .24
Western Wireless Corp. 10.50% 2006                                                           1,500        1,575         .20
Telesystem International Wireless Inc. 0%/13.25% 2007 (1)                                    3,450        1,552         .20
PTC International Finance BV  0%/10.75% 2007 (1)                                             2,000        1,340         .17
Vanguard Cellular Systems, Inc. 9.375% 2006                                                  1,000        1,130         .14
Price Communications Cellular Holdings, Inc. 11.25% 2008 (3)                                 1,000          975         .12
Globalstar, LP 11.375% 2004                                                                  1,000          765         .10
Diversified Media, Cable Television &
 Telecommunications - 13.95%
Viatel Inc.:
 11.25% 2008                                                                                 6,000        6,000        1.73
 11.15% 2008                                                                               DM7,000        4,064
 0%/12.50% 2008 (1)                                                                         $5,250        3,045
 0%/12.40% 2008 (1)                                                                        DM1,000          360
Fox/Liberty Networks, LLC:
 0%/9.75% 2007 (1)                                                                          $8,765        6,267        1.50
 8.875% 2007                                                                                 5,250        5,407
Falcon Holding Group, LP:
 8.375% 2010                                                                                 6,250        6,438        1.45
 0%/9.285% 2010 (1)                                                                          7,000        4,847
Time Warner Telecom Inc.  9.75% 2008                                                         7,625        8,083        1.03
NEXTLINK Communications LLC:
 NEXTLINK Communications, Inc.:
  9.625% 2007                                                                                3,500        3,465         .95
  9.00% 2008                                                                                 3,000        2,880          .
 NEXTLINK Capital, Inc. 12.50% 2006                                                          1,000        1,100
TVN Entertainment Corp. 14.00% 2008                                                          6,500        5,720         .73
US Xchange  15.0% 2008 (2)                                                                   4,625        4,856         .62
Esat Telecom Group PLC:
 0%/12.50% 2007 (1)                                                                          4,250        2,826         .59
 11.875% 2008 (2)                                                                            1,750        1,811
V2 Music Holdings:
 0%/14.00% 2008 (1), (2)                                                                     6,900        3,657         .58
 0%/14.00% 2008 (1), (2)                                                                    L1,000          874
Century Communications Corp. 0% 2008                                                        $8,900        4,405         .56
CSC Holdings, Inc. (formerly Cablevision Systems Corp.):
 9.875% 2013                                                                                 3,000        3,330         .56
 8.125% 2009                                                                                 1,000        1,070
KMC Telecom Holdings, Inc. 0%/12.50% 2008  (1)                                               8,500        4,080         .52
Netia Holdings BV:
 0%/11.25% 2007 (1)                                                                          3,500        2,117         .44
 10.25% 2007                                                                                 1,500        1,328
Global TeleSystems Group, Inc. 9.875% 2005                                                   3,600        3,384         .43
GST Equipment Funding, Inc. 13.25% 2007                                                      3,000        3,090         .39
Lenfest Communications, Inc. 8.25% 2008                                                      3,000        3,090         .39
Multicanal Participacoes SA, Series B, 12.625% 2004                                          2,600        2,411         .31
Hermes Euro Railtel BV 11.50% 2007                                                           1,500        1,650         .21
Newsquest Capital PLC:
 11.00% 2006                                                                                   900          999         .20
 Series B, 11.00% 2006                                                                         500          555
IMPSAT Corp. 12.375% 2008                                                                    1,750        1,518         .19
Level 3 Communications, Inc. 9.125% 2008                                                     1,500        1,496         .19
Teligent, Inc. 11.50% 2007                                                                   1,500        1,432         .18
Consorcio Ecuatoriano de Telecomunicaciones SA CONECEL :
 14.00% 2000 (2)                                                                             1,000          465         .11
 14.00% 2002                                                                                   750          420
TEVECAP SA 12.625% 2004                                                                        750          487         .06
Cellco Finance NV 15.00% 2005 (2)                                                              250          215         .03
Manufacturing & Materials - 9.06%
Anchor Glass Container Corp.:
 11.25% 2005                                                                                 5,000        5,350        1.01
 9.875% 2008                                                                                 2,500        2,513
BREED Technologies, Inc. 9.25% 2008 (2)                                                      8,500        7,310         .93
Impress Metal Packaging Holdings BV 9.875% 2007                                           DM10,250        6,661         .85
Tekni-Plex, Inc. 9.25% 2008                                                                 $5,500        5,720         .73
Flextronics International Ltd. 8.75% 2007                                                    5,500        5,637         .72
Boyds Collection Ltd. 9.00% 2008 (2)                                                         5,250        5,408         .69
Lifestyle Furnishings International Ltd. 10.875% 2006                                        4,000        4,380         .56
Printpack, Inc. 10.625% 2006                                                                 3,750        3,900         .50
Consumers International Inc. 10.25% 2005                                                     3,250        3,494         .45
Westinghouse Air Brake Co. 9.375% 2005                                                       3,000        3,105         .40
Key Plastics, Inc., Series B, 10.25% 2007                                                    3,000        2,850         .36
Samsung Electronics Co., Ltd. 7.45% 2002 (2)                                                 3,150        2,740         .35
Fairchild Semiconductor Corp. 10.125% 2007                                                   2,750        2,722         .35
Kaiser Aluminum and Chemical Corp. 12.75% 2003                                               2,350        2,326         .30
Advanced Micro Devices, Inc. 11.00% 2003                                                     2,000        2,135         .27
Ball Corp. 7.75% 2006 (2)                                                                    1,750        1,829         .23
Doe Run Resources Corp. 11.25% 2005                                                          2,000        1,460         .19
DGS International Finance Co. BV 10.00% 2007 (2)                                             2,000        1,360         .17
Broadcasting & Publishing - 8.11%
Chancellor Media Corp., Series B, 8.75% 2007                                                 6,000        6,165        1.57
Chancellor Radio Broadcasting Co.:
 8.125% 2007                                                                                 4,500        4,500
 9.375% 2004                                                                                 1,500        1,590
CBS Radio, Inc. 11.375% 2009 (3)                                                             6,782        7,901        1.01
Acme Intermediate Holdings, LLC, 0%/12.00% 2005 (1)                                          8,911        5,347         .68
American Radio Systems Corp. 9.00% 2006                                                      4,750        5,154         .66
Ziff-Davis Inc. 8.50% 2008                                                                   5,000        4,725         .60
Gray Communications Systems, Inc. 10.625% 2006                                               3,750        4,031         .52
Big City Radio, Inc. 0%/11.25% 2005 (1)                                                      6,000        4,020         .51
FrontierVision 11.00% 2006                                                                   3,000        3,360         .43
Globo Comunicacoes E Participacoes Ltda. 10.50% 2006 (2)                                     3,750        2,850         .36
Antenna TV, SA  9.00% 2007                                                                   2,750        2,489         .32
TransWestern Publishing Company:
 9.625% 2007                                                                                 2,000        2,090         .30
 9.625% 2007 (2)                                                                               250          261
Young Broadcasting Inc. 10.125% 2005                                                         2,000        2,090         .27
Telemundo Holdings, Inc. 0%/11.50% 2008 (1), (2)                                             3,000        1,770         .23
Sun Media Corp. 9.50% 2007                                                                   1,300        1,372         .18
STC Broadcasting, Inc. 11.00% 2007                                                           1,250        1,341         .17
Coaxial Communications of Central Ohio, Inc.  10.00% 2006                                    1,000        1,005         .13
Fox Family Worldwide, Inc. 0%/10.25% 2007 (1)                                                1,000          670         .09
RBS Participacoes SA 11.00% 2007 (2)                                                         1,000          650         .08
Forest Products & Paper - 5.57%
Container Corp. of America:
 9.75% 2003                                                                                 14,600       14,892        2.30
 Series A, 11.25% 2004                                                                       2,000        2,060
 Series B, 10.75% 2002                                                                       1,000        1,025
Graham Packaging Co., GPC Capital Corp. I 8.75% 2008                                         4,250        4,356        1.11
Graham Packaging Holdings Co. 0%/10.75% 2009 (1)                                             6,250        4,344
Paperboard Industries International Inc. 8.375% 2007                                         4,000        3,960         .51
Indah Kiat Finance Mauritius Ltd.:
 11.875% 2002                                                                                2,900        2,139         .48
 10.00% 2007                                                                                 2,550        1,651
Advance Agro PCL 13.00% 2007  (2)                                                            4,500        3,780         .48
Pindo Deli Finance Mauritius Ltd.:
 10.75% 2007                                                                                 2,200        1,331         .29
 10.25% 2002                                                                                 1,500          907
Norampac Inc.:
 9.50% 2008                                                                                  1,500        1,545         .28
 9.375% 2008                                                                              C$ 1,000          676
Copamex Industrias, SA de CV, Series B, 11.375% 2004                                        $1,000          960         .12
Leisure, Tourism & Restaurants - 5.28%
AMF Bowling Worldwide, Inc. (formerly AMF Group):
 10.875% 2006                                                                                8,000        6,800        1.19
 0%/12.25% 2006  (1)                                                                         4,466        2,546
Boyd Gaming Corp.:
 9.25% 2003                                                                                  6,250        6,406         .94
 9.50% 2007                                                                                  1,000          980
Hard Rock Hotel, Inc. 9.25% 2005                                                             6,000        6,030         .77
William Hill Finance PLC 10.625% 2008                                                       L3,550        6,030         .77
Friendly Ice Cream Corp. 10.50% 2007                                                        $3,000        3,090         .39
Premier Parks, Inc. 0%/10.00% 2008  (1)                                                      3,750        2,550         .33
Sun International Hotels Ltd., Sun International
 North America, Inc.:
  8.625% 2007                                                                                1,500        1,549         .30
  9.00% 2007                                                                                   750          787
Regal Cinemas, Inc. 9.50% 2008 (2)                                                           2,000        2,100         .27
FelCor Suites LP 7.375% 2004                                                                 1,750        1,617         .21
Rio Hotel & Casino, Inc. 10.625% 2005                                                          750          825         .11
Health & Personal Care - 4.92%
Integrated Health Services, Inc.:
 Series A, 9.25% 2008                                                                        6,750        6,581        2.09
 10.25% 2006                                                                                 5,000        5,100
 Series A, 9.50% 2007                                                                        4,750        4,691
Paracelsus Healthcare Corp. 10.00% 2006                                                     14,000       12,740        1.63
Mariner Health Group, Inc. 9.50% 2006                                                        6,625        6,492         .83
Tenet Healthcare Corp. 8.00% 2005                                                            1,500        1,553         .20
Unison HealthCare Corp. 13.00% 2006 (2), (4), (5)                                            6,600        1,320         .17
Cable & Telephone in the United Kingdom - 4.78%
COLT Telecom Group PLC:
 0%/12.00% 2006 (1)                                                                         11,250        9,647        1.75
 8.875% 2007                                                                               DM6,500        4,049
NTL Inc.:
 0%/10.75% 2008 (1), (2)                                                                    L7,500        6,184        1.65
 0%/9.75% 2008 (1), (2)                                                                     $5,500        3,520
 11.5% 2008 (2)                                                                              1,500        1,646
 Series B, 10.00% 2007                                                                       1,500        1,560
Comcast UK Cable Partners Ltd. 0%/11.20% 2007 (1)                                           10,000        8,650        1.11
TeleWest Communications PLC 9.625% 2006                                                      2,000        2,090         .27
Food & Food Retailing -  3.57%
Fage Dairy Industry SA 9.00% 2007                                                           10,500        8,925        1.14
Home Products International, Inc. 9.625% 2008                                                7,500        7,275         .93
Randall's Food Markets, Inc. 9.375% 2007                                                     5,750        6,095         .78
Favorite Brands International, Inc. 10.75% 2006 (2)                                          4,125        3,383         .43
Carr-Gottstein Foods Co. 12.00% 2005                                                         2,000        2,300         .29
Beverages - 2.77%
Delta Beverage Group, Inc. 9.75% 2003                                                        6,200        6,541         .84
Sparkling Spring Water Group, Ltd. 11.50% 2007                                               5,500        5,445         .70
Canandaigua Wine Co., Inc.:
 Series C, 8.75% 2003                                                                        3,750        3,834         .69
 8.75% 2003                                                                                  1,500        1,534
Standard Commercial Corp. 8.875% 2005                                                        4,250        4,186         .54
Energy & Related Companies - 2.73%
Kelley Oil & Gas Corp. 10.375% 2006                                                          8,000        6,320         .81
Cross Timbers Oil Co.:
 Series B, 9.25% 2007                                                                        3,000        3,000         .54
 8.75% 2009                                                                                  1,250        1,216
Benton Oil and Gas Co.:
 11.625% 2003                                                                                2,000        1,500         .34
 9.375% 2007                                                                                 1,950        1,189
Michael Petroleum Corp. 11.50% 2005                                                          2,450        1,960         .25
Pogo Producing Co. 8.75% 2007                                                                2,000        1,960         .25
Crown Castle International Corp. 0%/10.625% 2007 (1)                                         2,500        1,713         .22
McDermott Inc. 9.375% 2002                                                                   1,000        1,068         .17
J. Ray McDermott, SA 9.375% 2006                                                               250          264
Lomak Petroleum, Inc. 8.75% 2007                                                             1,250        1,188         .15
Miscellaneous Services - 1.90%
Allied Waste North America, Inc. 10.25% 2006                                                 8,300        9,711        1.24
Iron Mountain Inc.:
 10.125% 2006                                                                                1,500        1,635         .25
 8.75% 2009                                                                                    350          357
EarthWatch Inc., units, 12.50% 2001 (2), (4), (5)                                            2,000        1,600         .20
Teletrac, Inc. 14.00% 2007                                                                   4,100        1,435         .18
Reliance Industries Ltd. 10.50% 2046                                                           250          200         .03
Banking & Financial Services - 1.82%
Advanta Corp.:
 6.98% 2002                                                                                  2,000        1,784         .58
 6.925% 2002                                                                                 2,000        1,781
 7.50% 2000                                                                                  1,000          950
Wharf International Finance Ltd. 7.625% 2007                                                 3,000        2,426         .31
Dime Capital Trust I, Dime Bancorp, Inc.,                                                    2,000        2,175         .28
Series A, 9.33% 2027
AT&T Capital Corp. 6.60% 2005                                                                1,500        1,460         .19
Chase Commercial Mortgage Securities Corp. 6.39% 2008                                        1,522        1,295         .17
BT Institutional Capital Trust B 7.75% 12-01-26 (2)                                          1,000        1,030         .13
Komercni Finance BV 9.00%/10.75% 2008 (1), (2)                                                 750          574         .07
Amresco Inc. 9.875% 2005                                                                       600          432         .06
Wilshire Financial Services Group Inc. 13.00% 2004                                           1,500          270         .03
Transportation -  1.04%
Teekay Shipping Corp. 8.32% 2008                                                             3,500        3,482         .45
USAir, Inc. Pass-Through Trust, Series 1993-A3,                                              3,000        3,387         .43
10.375% 2013 (6)
Delta Air Lines, Inc., Series 1991-I, 10.00% 2014 (2)                                        1,000        1,255         .16
Consumer Products - 0.90%
AKI Inc. 10.50% 2008 (2)                                                                     3,250        3,120         .53
AKI Holding Inc. 0%/13.50% 2009 (1), (2)                                                     2,750        1,059
Zilog, Inc. 9.50% 2005                                                                       3,000        2,340         .30
WestPoint Stevens Inc. 7.875% 2005                                                             500          515         .07
Machinery & Engineering - 0.75%
LES, Inc. 9.25% 2008 (2)                                                                     5,625        5,850         .75
Private Issue Collateralized Mortgage/
Asset-Backed Obligations (6)
Kmart Corp., Series K-2, 9.78% 2020                                                          2,000        2,191         .28
Dr Structured Finance Corp., Series 1994 K-2, 9.35% 2019                                     1,500        1,530         .20
Textiles & Apparel - 0.21%
Tultex Corp. 10.625% 2005                                                                    2,500        1,625         .21
Protection Services - 0.19%
Protection One Alarm Monitoring, Inc. 0%/13.625% 2005 (1)                                    1,300        1,482         .19
Non-U.S. Governments & Governmental
 Authorities - 1.77%
Panama (Republic of):
 Interest Reduction Bond 3.75% 2014 (2), (7)                                                $3,000        2,303         .57
 8.875% 2027                                                                                 2,250        2,127
United Mexican States Government:
 11.375% 2016                                                                                2,750        2,963         .41
 11.50% 2026                                                                                   250          269
Argentina (Republic of):
 11.00% 2006                                                                                 1,500        1,534         .32
 9.75% 2027                                                                                    800          720
 11.375% 2017                                                                                  250          254
Philippines (Republic of) 8.875% 2008                                                        1,750        1,732         .22
Korea (Republic of)  8.875% 2008                                                             1,000          989         .13
Poland (Republic of) Past Due Interest Bond 5.00% 2014  (7)                                  1,000          940         .12
U.S. Treasury Obligations - 1.43%
 7.50%  2005                                                                                 8,000        9,164        1.43
 6.875%  2006                                                                                1,770        1,999
TOTAL BONDS & NOTES (cost: $699,597,000)                                                                666,490       82.48
                                                                                           Number
                                                                                                of
Stocks                                                                                      Shares

Common & Preferred Stocks - 6.13%

Nextel Communications, Inc., Series E,  11.125% 2010  (3), (8)                              12,881       11,594        2.04
Nextel Communications, Inc., Series D, 13.00% exchangeable                                   4,078        4,201
preferred (3), (8)
Nextel Communications, Inc. Class A (8)                                                      5,422          117
Nextel Communications, Inc., warrants, expire 1999 (4), (8)                                  9,500            1
Dobson Communications Corp. 12.250% 2008 (3), (8)                                            4,126        3,919         .51
Fuji JGB Investment LLC, Series A, 9.87% noncumulative
preferred securities, perpetual (Japan) (2)                                                 $5,000        3,554         .45
Tokai Preferred Capital Co. LLC, Series A,                                                  $4,000        3,520         .45
9.98% noncumulative preferred (2)
IXC Communications, Inc. 12.50% exchangeable preferred                                       2,911        3,115         .40
2009 (3), (8)
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed
perpetual capital  securities (Hong Kong) (2)                                              160,000        2,640         .34
COLT Telecom Group PLC warrants, expire 2006                                                11,250        2,250         .29
(United Kingdom) (2), (8)
Jacor Communications, Inc. (8)                                                              35,000        2,037         .26
Chevy Chase Preferred Capital Corp. 10.375%                                                 39,000        1,989         .25
exchangeable preferred
Cellular Communications International, Inc. (8)                                             15,300          954         .18
Cellular Communications International, Inc. warrants, expire 2003 (8)                        6,500          468
Omnipoint Corp. 7.00% convertible preferred (2)                                             62,000        1,286         .16
Kelley Oil & Gas Corp., convertible preferred                                               90,000        1,283         .16
Adelphia Communications Corp., preferred,                                                   10,000        1,180         .15
Series B, 13.00% 2009 (8)
IBJ Preferred Capital Co. LLC, Series A, 8.79%
noncumulative
preferred  securities, perpetual (2)                                                        $1,000          870         .11
CellNet Data Systems, Inc.  (5), (8)                                                       112,000          526         .09
CellNet Data Systems, Inc. warrants, expire 2007 (2), (8)                                   20,870          167
Comunicacion Celular SA, Class B, warrants, expire 2003                                      5,000          400         .05
(Colombia) (2), (8)
Acme Televison, LLC  (2),  (8)                                                                 363          362         .05
ACME Intermediate Holdings, LLC  (2), (8)                                                    5,970          358         .05
Viatel, Inc., Series A, 10.00% convertible preferred (3), (8)                                5,114          337         .04
Verio Inc., warrants, expire 2004  (2), (8)                                                  7,350          239         .03
EarthWatch Inc.12.00% convertible preferred,                                               350,000          175         .02
Series C (2), (3), (5), (8)
Loral Space & Communications Ltd. (formerly Orion Network
 Systems, Inc. ), warrants, expire 2007 (8)                                                 11,250          135         .02
Protection One Alarm Monitoring, Inc. warrants,                                              6,400           67         .01
expire 2005 (2), (8)
Globalstar Telesystem, warrants, expire 2004 (8)                                             1,000           60         .01
NTL Inc., warrants, expire 2008 (United Kingdom--                                            1,425           42         .01
Incorporated in USA) (2), (8)
Conecel Holdings Ltd., Class B, warrants, expire                                            25,900           39         .00
2000 (Ecuador) (2), (8)
Esat Telecom Group PLC, warrants, expire 2007                                                1,250           39         .00
(Ireland) (2), (8)
KMC Telecom Holdings Inc., warrants expire 2008 (2), (8)                                     9,500           24         .00
Teletrac Holdings, Inc., warrants, expire 2007 (2), (8)                                      4,100           23         .00
McCaw International, Ltd. warrants, expire 2007 (2), (8)                                     2,500            7         .00
V2 Music Holdings, warrants (United Kingdom):
 expire 2008 (2), (8)                                                                        6,900            0         .00
 expire 2008 (8)                                                                             1,000            0


Miscellaneous - 0.18%
Other stocks in initial period of acquisition                                                             1,386         .18
                                                                                                       --------   --------
TOTAL STOCKS (cost: $55,131,000)                                                                         49,364       6.31
                                                                                                       --------   --------


                                                                                        Principal        Market   Percent
                                                                                            Amount        Value     Of Net
Convertible Debentures                                                                       (000)        (000)     Assets

Industrials & Services -  1.41%
Integrated Health Services, Inc. 5.75%  2001                                               $ 3,500        3,045         .38
Advanced Micro Devices, Inc. 6.00%  2005                                                     2,400        2,340         .30
Jacor Communications, Inc.0% 2018                                                            4,750        2,138         .27
Sunglass Hut International, Inc. 5.25% 2003                                                  2,125        1,360         .17
Pilipino Telephone International Holding Corp. 1.75% 2006                                    1,875          994         .13
MBI Finance Ltd. 0.0% 2001                                                                   1,500          937         .12
Viatel, Inc.10.00% 2011                                                                      DM422          286         .04

Miscellaneous - 0.04%
Other convertible debentures in initial period of acquisition                                               280         .04
                                                                                                       --------   --------
TOTAL CONVERTIBLE DEBENTURES (cost: $11,940,000)                                                         11,380        1.45
                                                                                                       --------   --------

TOTAL EQUITY SECURITIES (cost: $67,071,000)                                                              60,744        7.76
                                                                                                       --------   --------
Short-Term Securities
Corporate Short-Term Notes -  2.91%
General Electric Capital Corp. 5.45% due 12/1/98                                          $ 13,100       13,098        1.68
Ameritech Corp. 5.04% due 1/12/99                                                            9,700        9,641        1.23

Federal Agency Discount Notes -  2.42%
Federal Home Loan Banks 4.81%-5.10% due 12/16/98-1/31/99                                    19,000       18,943        2.42

                                                                                                       --------   --------
TOTAL SHORT-TERM SECURITIES (cost: $41,683,000)                                                          41,682        5.33
                                                                                                       --------    -------

TOTAL INVESTMENT SECURITIES (cost: $808,351,000)                                                        768,916      0.96%
Excess of cash and receivables over payables                                                             13,386        1.71
                                                                                                      ---------    -------
NET ASSETS                                                                                             $782,302       1.71
                                                                                                      =========    =======


(1) Step bond; coupon rate will increase at a later date.

(2) Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers.
(3) Payment in kind. The issuer has the option of paying additional securities in lieu of cash.
(4) Issue in Default.

(5) Valued under procedures established by the Board of Trustees.

(6) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity of these securities is shorter than the stated maturity.
(7) Coupon rate changes periodically.

(8) Non-income-producing securities.



American Variable Insurance Series
U.S. Government/AAA-Rated Securities Fund
Investment Portfolio, November 30, 1998
------------------------------------------------              --------    -------- --------
U.S. TREASURY OBLIGATIONS                                        29.34%
FEDERAL AGENCY MORTGAGE-RELATED SECURITIES                       29.50
PRIVATE MORTGAGE & ASSET-BACKED SECURITIES                       33.12
CASH & EQUIVALENTS                                                2.11
CORPORATE BONDS                                                   2.91
OTHER FEDERAL OBLIGATIONS                                         3.02
------------------------------------------------              --------    -------- --------
                                                              Principal     Market Percent
                                                                Amount      Value   of Net
Bonds & Notes                                                   (000)       (000)   Assets
------------------------------------------------              --------    -------- --------
U.S. Treasury Obligations - 29.34%
8.875% 2017                                                    $34,800     $49,394
10.375% 2009                                                    27,500      35,243
7.25% 2004                                                      17,840      20,003
12.00% 2013                                                     10,000      15,302
10.75% 2003                                                      9,850      12,192
7.125% 2023                                                      7,200       8,940
7.875% 2021                                                      5,750       7,628
6.125% 2007                                                      4,655       5,078
11.625% 2004                                                     2,820       3,810
3.493% 2007 (1)                                                  2,750       2,772  29.34%
3.65% 2028 (1)                                                   2,000       2,014
7.50% 2005                                                       1,740       1,993
7.00% 2006                                                       1,478       1,682
6.25% 2007                                                         750         824

Collateralized Mortgage Obligations
 (Privately Originated) (2) - 26.20%
Morgan Stanley Capital I, Inc.:
 Series 1998-HF2, Class A-2, 6.48% 2030                         10,000      10,367
 Series 1998-1, Class A-5, 6.75% 2013                            8,147       8,236
 Series 1997-HF1, Class A-1, 6.86% 2006 (3)                      4,572       4,709
 Series 1998-HF2, Class A-1, 6.01% 2030                          3,000       3,035
 Series 1998-WF2, Class A-1, 6.34% 2030                          2,926       2,999
 Series 1998-WF1, Class A-1, 6.25% 2007                          2,529       2,577     5.61
Prudential-Bache CMO Trust III, 9.44% 2018                      14,000      14,066     2.47
Westam Mortgage, Class 4-H, 8.95% 2018                          11,000      11,337     1.99
Ocwen Residential MBS Corp.,
 Series 1998-R1, Class AWC, 2.459% 2027 (3)                      9,671       9,525     1.68
Structured Asset Securities Corp.:
 Series 1998-RF2, Class A, 8.577% 2027 (3)                       3,561       3,805
 Series 1998-RF1, Class A, 8.696% 2027 (3)                       3,393       3,649
 Series 1996-CFL, Class A1-C, 5.944% 2028                        1,465       1,462     1.57
Nomura Asset Securities Corp., Series 1998-D6,
 Class A-A1, 6.28% 2030                                          7,649       7,789     1.37
G E Capital Mortgage Services, Inc., Series 1994-15,
 Class A-10, 6.00% 2009                                          8,000       7,655     1.35
Deutsche Mortgage & Asset Receiving Corp., Series 1998-C1,
 Class A-1, 6.22% 2031                                           7,236       7,354     1.29
Mortgage Capital Funding, Inc., Series 1998-MC1,
 Class A-1, 6.42% 2030                                           6,274       6,465     1.14
CS First Boston Mortgage Securities Corp., Series 1998-C1,
 Class A-1A, 6.26% 2040                                          6,131       6,257     1.10
Chase Commercial Mortgage Securities Corp.:
 Series 1998-2, Class A-2, 6.39% 2008                            3,000       3,096
 Series 1998-1, Class A-1, 6.34% 2030                            2,907       2,976     1.07
Merrill Lynch Mortgage Investors, Inc.:
 Series 1997-C1, Class A-1, 6.95% 2029 (4)                       2,803       2,916
 Series 1995-C3, Class A-3, 7.062% 2025                          1,500       1,558
 Series 1995-C3, Class A-2, 6.822% 2025 (4)                      1,500       1,536     1.06
Commercial Mortgage Acceptance Corp.:
 Series 1998-C1, Class A-1, 6.23% 2007                           2,454       2,501
 Series 1998-C2, Class A-1, 5.80% 2006                           1,486       1,494      .70
AMRESCO Commercial Mortgage Funding I Corp., Series 1997-C1,
 Class A-1, 6.73% 2029                                           3,346       3,424      .60
J.P. Morgan Commercial Mortgage Finance Corp., Series 1995-C1,
 Class A-2, 7.452% 2010 (4)                                      3,000       3,041      .53
Nationsbanc Montgomery Funding Corp., Series 1998-5,
 Class A-1, 6.00% 2013                                           3,000       2,974      .52
Norwest Asset Securities Corp.:
 Series 1998-8, Class A-1,6.50% 2013                             1,415       1,422
 Series 1998-31, Class A-1, 6.25% 2014                           1,300       1,297      .48
Freddie Mac, Series 1998-A, Class A-3, 6.69% 2020 (3)            2,000       2,023      .36
LB Commercial Conduit Mortgage Trust, Series 1998-C1,
 Class A-1, 6.33% 2004                                           1,901       1,940      .34
DLJ Mortgage Acceptance Corp., Series 1996-CF1,
 Class A-1A, 7.28% 2028                                          1,653       1,734      .30
GMAC Commercial Mortgage Securities Inc., Series 1997-C1,
 Class A-3, 6.869% 2007                                          1,500       1,590      .28
DLJ Commercial Mortgage Corp., Series 1998-CF2,
 Class A-1B, 6.24% 2031                                          1,250       1,277      .23
Ryland Acceptance Corp., Series 1988-E(Z), 7.95% 2019              907         934      .16

Federal Agency Obligations - Mortgage
Pass-Throughs (2) - 25.30%
Government National Mortgage Assn.:
7.00% 2023-2026                                                 15,377      15,744
8.50% 2021-2023                                                  6,993       7,467
6.875% 2021-2024 (4)                                             7,198       7,275
6.00% 2013                                                       6,838       6,876
6.50% 2028                                                       6,346       6,403
8.00% 2023-2026                                                  5,837       6,070
9.50% 2019-2021                                                  3,427       3,700    11.63
7.50% 2022-2028                                                  3,516       3,632
7.375% 2024 (4)                                                  2,287       2,312
10.00% 2019                                                      2,073       2,249
7.00% 2018 (4)                                                   1,514       1,535
5.50% 2013                                                       1,096       1,080
9.00% 2009-2016                                                    931         998
6.625% 2018 (4)                                                    666         677
10.50% 2019                                                         87          96
11.00% 2019                                                         27          30
12.00% 2012-2014                                                     5           5
Fannie Mae:
6.00% 2013                                                      10,971      10,985
6.50% 2013-2028                                                  9,166       9,267
8.50% 2023-2027                                                  6,770       7,107
8.00% 2024                                                       5,358       5,571
7.00% 2026-2028                                                  5,311       5,425
13.00% 2015                                                      2,565       3,065
10.00% 2018                                                      2,574       2,789
12.00% 2028                                                      1,901       2,207     9.27
7.50% 2009                                                       2,122       2,183
9.00% 2011-2025                                                  2,023       2,137
5.50% 2013                                                       2,012       1,982
Freddie Mac:
6.00% 2013                                                       8,920       8,937
8.25% 2008-2009                                                  2,982       3,093
8.00% 2012                                                       2,897       2,982
6.50% 2013                                                       2,144       2,175
5.50% 2013                                                       1,980       1,951     4.02
7.00% 2008                                                       1,873       1,917
9.00% 2022                                                       1,240       1,311
8.50% 2018                                                         390         412
9.50% 2016                                                          93          99
12.00% 2016                                                          1           1
Freddie Mac Gold 9.00% 2028                                      2,033       2,142      .38

Asset-Backed Obligations (2) - 6.92%
Green Tree Financial Corp.:
 Series 1995-9, Class A-5, 6.80% 2027                            5,000       5,053
 Series 1996-7, Class A-6, 7.65% 2027                            3,000       3,094
 Series 1996-10, Class A-5, 6.83% 2028                           2,500       2,535
 Series 1997-6, Class A-6, 6.90% 2029                            2,500       2,534
 Series 1995-3, Class A-5, 7.30% 2025                            2,050       2,085     2.69
Sears Credit Account Master Trust, Series 1998-2,
 Class A, 5.25%, 2008                                            5,300       5,179      .91
Chase Credit Card Master Trust, Series 1997-5, Class A, 6.194%   4,000       4,116      .72
ContiMortgage Home Equity Loan Trust 1996-4,
 Class A-4, 6.37% 2011                                           3,742       3,734      .66
First Chicago Master Trust II, Series 1995-M,
 Class A, 5.518% 2003 (4)                                        3,500       3,488      .61
Chevy Chase Master Credit Card Trust, Series 1996-C,
 Class A, 5.418% 2007 (4)                                        3,000       2,962      .52
Standard Credit Card Master Trust 1994-4, Class A,
 8.25% 2003                                                      2,500       2,659      .47
Bombardier Capital Mortgage Securitization Corp., Series 1998-A,
 Class A-3, 6.23% 2028                                           2,000       1,943      .34

Collateralized Mortgage Obligations
 (Federal Agencies) (2) - 4.20%
Freddie Mac:
 Series 1567, Class A, 5.713% 2023 (4)                           8,145       7,873
 Series 1948, Class PJ, 6.65% 2027                               4,000       3,971
 Series 1716, Class A, 6.50% 2009                                2,250       2,254
 Series 1507, Class JZ, 7.00% 2023                                 587         606
 Series 2030, Class F, 5.778% 2028                                 379         382
 Series 83-B, Class B-3, 12.50% 2013                               312         352     2.71
Fannie Mae:
 Series 1997-M6, Class ZA, 6.85% 2026                            5,446       5,458
 Series 1998-M6, Class A-2, 6.32% 2008                           1,000       1,036
 Series 1997-28, Class C, 7.00% 2027                             1,000       1,015
 Series 1994-4, 6.50% 2024                                         964         941     1.49

Federal Agency Obligations - Other - 3.02%
Fannie Mae:
 5.75% 2005                                                      3,000       3,108
 6.00% 2008                                                      2,000       2,101      .92
Freddie Mac 5.75% 2008                                           4,500       4,637      .82
Federal Home Loan Bank:
 5.80% 2008                                                      2,000       2,062
 5.125% 2003                                                     2,500       2,508      .80
Tennesee Valley Authority, Series G, 5.375% 2008                 2,750       2,761      .48

Development Authorities - 2.41%
Inter-American Development Bank  8.875% 2009                    10,000      12,683     2.23
Asian Development Bank  5.75% 2003                               1,000       1,021      .18

Financial - 0.31%
Toyota Motor Credit Corp., 6.00% 2003 (Japan)                    1,750       1,785      .31

Foreign Governmental Authorities - 0.19%
KfW International Finance Inc., 7.625% 2004 (Germany)            1,000       1,100      .19

                                                                       --------------------
TOTAL BONDS & NOTES (cost: $541,273,000)                                   556,818    97.89
                                                                       --------------------

Short-Term Securities
------------------------------------------------
Corporate Short-Term Notes - 5.76%
General Motors Acceptance Corp. 5.19% due 12/14/1998            11,800      11,776     2.07
General Electric Capital Corp. 5.45% due 12/1/1998              11,000      10,998     1.93
Eastman Kodak Co. 5.11% due 12/8/1998                           10,000       9,989     1.76

Federal Agency Discount Notes - 0.61%
Freddie Mac 4.93% due 2/5/1999                                   3,500       3,467      .61
                                                                       --------------------
TOTAL SHORT-TERM SECURITIES (cost: $36,230,000)                             36,230     6.37
                                                                       --------------------
TOTAL INVESTMENT SECURITIES (cost: $577,503,000)                           593,048   104.26

Excess of payables over cash and receivables                                24,219     4.26
                                                                       --------------------
NET ASSETS                                                                $568,829 100.00%
                                                                       ====================

(1) Index-linked bond, which is a floating rate bond whose principal amount moves with a government retail price index.

(2) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity of these securities is shorter than the stated maturity.

(3) Purchased in a private placement transaction;
  resale to the public may require registration or sale only to qualified institutional buyers.

(4) Coupon rate may change periodically.

(5) Step bond; coupon rate will
  increase at a later date.

 See Notes to Financial Statements


American Variable Insurance Series
Cash Management Fund
Investment Portfolio, November 30, 1998
                                                                 Principal      Market
                                                                    Amount       Value   Percent of
Short-Term Securities                                                (000)       (000)   Net Assets


Corporate Short-Term Notes - 74.03%
Shell Oil Co. 5.06% due 12/10/1998                                 $10,000    $  9,986        3.52%
Procter & Gamble Co. 5.02%-5.12% due 12/11/1998-1/6/1999             8,500         8465        2.99
A.I. Credit Corp. 5.14%-5.18% due 1/4-1/12/1999                      8,100         8054        2.84
E.I. du Pont de Nemours and Co. 5.00%-5.17% due 12/7-12/8/1998       7,600       7,592         2.68
Yale University 5.20% due 1/7/1999                                   7,500         7459        2.63
Consolidated Natural Gas Co. 5.12% due 12/10/1998                    7,200         7190        2.54
Eastman Kodak Co. 5.00% due 12/17/1998                               6,700         6684        2.36
Lucent Technologies Inc. 5.05% due 1/8-1/13/1999                     6,700         6660        2.35
Harvard University 5.15% due 12/3/1998                               6,500         6497        2.29
General Electric Capital Corp. 5.23% due 12/4/1998                   6,500       6,496         2.29
American Express Credit Corp. 5.21% due 12/11/1998                     6500        6490        2.29
IBM Credit Corp. 5.30% due 1/5/1999                                  6,300       6,267         2.21
Colgate-Palmolive Co. 5.15% due 12/1/1998 (1)                        6,000       5,999         2.12
General Motors Acceptance Corp. 5.16% due 12/3/1998                  6,000         5998        2.12
Motorola, Inc. 5.17% due 12/3/1998                                   6,000       5,997         2.12
SBC Communications Inc. 4.85% due 12/11/1998 (1)                     6,000       5,991         2.11
Amoco Corp. 4.83% due 12/15/1998                                     6,000       5,988         2.11
Minnesota Mining and Manufacturing Co. 5.06% due 12/15/1998          6,000         5987        2.11
St Paul Companies, Inc. 5.16% due 12/16/1998 (1)                     6,000         5986        2.11
Rockwell International Corp. 4.87% due 12/22/1998                    6,000         5982        2.11
BellSouth Telecommunications, Inc. 4.99%-5.08%
 due 12/8/1998-1/20/1999                                             6,000         5975        2.11
General Mills Inc. 5.25% due 1/11/1999                               6,000         5963        2.10
International Lease Finance Corp. 5.11% due 1/19/1999                6,000         5957        2.10
Household Finance Corp. 5.00%-5.03% due 12/2-12/22/1998              5,900         5892        2.08
Vermont American Corp. 4.82%-5.11% due 12/18-12/31/1998 (1)          5,100         5083        1.79
Hershey Foods Corp. 4.97% due 12/10/1998                             5,000         4993        1.76
Ameritech Corp. 5.00% due 1/12/1999                                  5,000       4,970         1.75
Duke Energy Corp. 5.05% due 1/12/1999                                5,000         4970        1.75
Duke University 5.10% due 1/15/1999                                  5,000         4967        1.75
Gannett Co. 5.05% due 1/11/1999 (1)                                  4,500         4474        1.58
Ford Motor Credit Co. 5.24% due 1/29/1999                            4,200       4,163         1.47
H.J. Heinz Co. 5.15% due 12/1/1998                                   4,000         3999        1.41
Coca-Cola Co. 5.00% due 1/19/1999                                    4,000       3,972         1.40
PepsiCo, Inc. 5.05% due 1/5/1999                                     3,800       3,781         1.33
Walt Disney Co. 5.13% due 12/7/1998                                  3,600       3,596         1.27
Johnson & Johnson 5.00% due 12/14/1998 (1)                           3,600       3,593         1.27
CIT Group Holdings, Inc. 5.24% due 1/14/1999                         3,500       3,477         1.23
Nordstrom Credit Inc. 5.12% due 12/18/1998                           2,000       1,995         0.70
Schering Corp. 5.00% due 12/2/1998                                   1,372       1,372         0.48
Pfizer Inc 5.09% due 12/2/1998 (1)                                     900         900         0.32

Federal Agency Discount Notes - 22.66%
Federal Home Loan Banks 5.00%-5.056% due 12/4/1998-1/29/1999        25,300        25246        8.90
Fannie Mae 5.00%-5.12% due 12/22/1998-1/15/1999                     22,643        22514        7.94
Freddie Mac 5.05%-5.06% due  12/1-12/2/1998                         16,500        16497        5.82


                                                                            ----------   ----------
TOTAL INVESTMENT SECURITIES (cost: $284,117,000)                                 284117      100.21
Excess of payables over cash and receivables                                        601        0.21
                                                                            ----------   ----------
NET ASSETS                                                                    $283,516      100.00%
                                                                            ==========   ==========

(1) Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers.

See Notes to Financial Statements

American Variable Insurance Series
FINANCIAL STATEMENTS
Statement of Assets and Liabilities
at November 30, 1998
(dollars in thousands, except per-share
 data)                                                       Global
                                             Global           Small                          Inter-
                                             Growth  Capitalization           Growth       national
                                               Fund            Fund             Fund           Fund
---------------------------------        ----------      ----------       ----------     ----------
ASSETS:
Investment securities at market            $253,930         $73,712       $5,651,380     $2,726,885
Cash                                             78
Receivables for-
 Sales of investments                                                         18,927          4,275
 Sales of fund's shares                         100             105              911            174
 Open forward currency
  contracts                                      -               -                -
 Dividends and
  interest                                      149              61              964          6,725
                                        ----------      ----------       ----------     ----------
                                            257,490          73,914        5,672,213      2,738,354
LIABILITIES:                            ----------      ----------       ----------     ----------
Payables for-
 Purchases of investments                     2,010           1,618           43,658         15,322
 Repurchases of fund's shares                                                  3,503
 Open forward currency
  contracts                                      -               -                -              -
 Management services                            139              46            1,754          1,254
 Distribution fees - Class 2
 Other expenses                                  14               2              130            407
                                        ----------      ----------       ----------     ----------
                                              2,188           1,672           49,105         19,641
NET ASSETS AT                            ----------      ----------       ----------     ----------
 November 30, 1998 (Total $19,473,619)     $255,302         $72,242       $5,623,108     $2,718,713
                                        ===========     ===========      ===========    ===========
Investment securities at cost              $228,514         $77,420       $4,026,891     $2,112,182
                                        ===========     ===========      ===========    ===========

Class 1 (unlimited shares authorized):
 Net assets                                $131,691         $54,833       $5,312,603     $2,592,639
 Shares of beneficial interest
  outstanding                            10,111,982       6,019,266       96,747,129    156,465,710
 Net asset value per share                   $13.02           $9.11           $54.91         $16.57

Class 2 (unlimited shares authorized):
 Net assets                                $123,611         $17,409         $310,505       $126,074
 Shares of beneficial interest
  outstanding                             9,496,959       1,912,201        5,657,846      7,612,694
 Net asset value per share                   $13.02           $9.10           $54.88         $16.56




                                            Growth-           Asset                      High-Yield
                                             Income      Allocation             Bond           Bond
                                               Fund            Fund             Fund           Fund
---------------------------------        ----------      ----------       ----------     ----------
ASSETS:
Investment securities at market          $7,264,400      $1,664,150         $232,957       $768,916
Cash                                            382              85                4             30
Receivables for-
 Sales of investments                        18,088             823               -             231
 Sales of fund's shares                       1,218             419              334            873
 Open forward currency
  contracts                                      -               -                                -
 Dividends and
  interest                                    9,854           9,064            3,363         13,692
                                        ----------      ----------       ----------     ----------
                                          7,293,942       1,674,541          236,677        783,742
LIABILITIES:                            ----------      ----------       ----------     ----------
Payables for-
 Purchases of investments                    21,270           3,268            5,289          1,065
 Repurchases of fund's shares                                                                    21
 Open forward currency
  contracts                                      -               -                -               9
 Management services                          2,037             586               95            308
 Distribution fees - Class 2
 Other expenses                                 191              40                3             24
                                        ----------      ----------       ----------     ----------
                                             26,225           3,930            5,398          1,440
NET ASSETS AT                            ----------      ----------       ----------     ----------
 November 30, 1998 (Total $19,473,619)   $7,267,717      $1,670,611         $231,279       $782,302
                                        ===========     ===========      ===========    ===========
Investment securities at cost            $5,798,153      $1,386,280         $234,774       $808,351
                                        ===========     ===========      ===========    ===========

Class 1 (unlimited shares authorized):
 Net assets                              $6,703,872      $1,497,375         $186,105       $714,640
 Shares of beneficial interest
  outstanding                           164,600,954      90,363,732       17,950,462     51,917,114
 Net asset value per share                   $40.73          $16.57           $10.37         $13.77

Class 2 (unlimited shares authorized):
 Net assets                                $563,845        $173,236          $45,174        $67,662
 Shares of beneficial interest
  outstanding                            13,852,224      10,460,667        4,359,683      4,918,329
 Net asset value per share                   $40.70          $16.56           $10.36         $13.76


                                               U.S.
                                        Government/
                                          AAA-Rated            Cash
                                         Securities      Management
                                               Fund            Fund
---------------------------------        ----------      ----------
ASSETS:
Investment securities at market            $593,048        $284,117
Cash                                             26              30
Receivables for-
 Sales of investments                         1,771              -
 Sales of fund's shares                         259             695
 Open forward currency
  contracts                                      -               -
 Dividends and
  interest                                    4,624
                                        ----------      ----------
                                            599,728         284,842
LIABILITIES:                            ----------      ----------
Payables for-
 Purchases of investments                    30,162              -
 Repurchases of fund's shares                                                 1,202
 Open forward currency
  contracts                                      -               -
 Management services                            238             108
 Distribution fees - Class 2                                                          7
 Other expenses                                  18               9
                                        ----------      ----------
                                             30,899           1,326
NET ASSETS AT                            ----------      ----------
 November 30, 1998 (Total $19,473,619)     $568,829        $283,516
                                        ===========     ===========
Investment securities at cost              $577,503        $284,117
                                        ===========     ===========

Class 1 (unlimited shares authorized):
 Net assets                                $536,795        $249,403
 Shares of beneficial interest
  outstanding                            46,973,661      22,406,554
 Net asset value per share                   $11.43          $11.13

Class 2 (unlimited shares authorized):
 Net assets                                 $32,034         $34,113
 Shares of beneficial interest
  outstanding                             2,804,954       3,066,851
 Net asset value per share                   $11.42          $11.12


See Notes to Financial Statements

American Variable Insurance Series
FINANCIAL STATEMENTS

Statement of Operations
for the year ended November 30, 1998
(dollars in thousands)


                                                                                          Global
                                                                         Global            Small                    Inter-
                                                                         Growth   Capitalization       Growth     national
                                                                           Fund         Fund (1)         Fund         Fund
                                                                     ----------       ----------   ----------   ----------
INVESTMENT INCOME:
Income:
 Dividends                                                               $2,147             $249      $17,697      $45,118
 Interest                                                                 1,510              425       23,289       10,544
                                                                     ----------       ----------   ----------   ----------
                                                                          3,657              674       40,986       55,662
                                                                     ----------       ----------   ----------   ----------
Expenses:
 Management services fee                                                  1,341              240       20,494       15,732
 Distribution fees - Class 2                                                217               13          479          225
 Reports to shareholders                                                      6                1          155           82
 Registration statement and
  prospectus                                                                 38                2          125           87
 Postage, stationery and
  supplies                                                                    2                1           67           37
 Trustees' fees                                                               2                -           55           30
 Auditing and legal fees                                                      2                -           54           30
 Custodian fee                                                               61                7          112        2,067
 Taxes other than federal
  income tax                                                                  3                -           58           49
 Other expenses                                                               5                1           28           92
                                                                     ----------       ----------   ----------   ----------
                                                                          1,677              265       21,627       18,431
                                                                     ----------       ----------   ----------   ----------
 Net investment income                                                    1,980              409       19,359       37,231
                                                                     ----------       ----------   ----------   ----------
REALIZED GAIN AND
 UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS:
Realized gain                                                             9,087              925      847,243       47,635
                                                                     ----------       ----------   ----------   ----------
Net change in unrealized appreciation
 (depreciation) on investments                                           26,951           (3,708)     296,599      337,298
Net change in unrealized appreciation
 (depreciation) on open forward currency
 contracts                                                                    -                -            -       (1,826)
                                                                     ----------       ----------   ----------   ----------
Net unrealized appreciation
 (depreciation)                                                          26,951           (3,708)     296,599      335,472
                                                                     ----------       ----------   ----------   ----------
Net realized gain and
 unrealized appreciation (depreciation)
 on investments                                                          36,038           (2,783)   1,143,842      383,107
                                                                     ----------       ----------   ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                              $38,018  $                 $1,163,201     $420,338
                                                                      =========        =========    =========  ===========



                                                                                                                     High-
                                                                        Growth-            Asset                     Yield
                                                                         Income       Allocation         Bond         Bond
                                                                           Fund             Fund         Fund         Fund
                                                                      ---------       ----------   ----------   ----------
INVESTMENT INCOME:
Income:
 Dividends                                                             $101,871          $19,125    $     505       $2,097
 Interest                                                                44,403           45,430       13,230       72,491
                                                                     ----------       ----------   ----------   ----------
                                                                        146,274           64,555       13,735       74,588
                                                                     ----------       ----------   ----------   ----------
Expenses:
 Management services fee                                                 24,542            6,916          952        4,018
 Distribution fees - Class 2                                                917              268           70          116
 Reports to shareholders                                                    211               48            6           24
 Registration statement and
  prospectus                                                                250               75           20           38
 Postage, stationery and
  supplies                                                                   92               20            2           11
 Trustees' fees                                                              75               17            2            9
 Auditing and legal fees                                                     75               16            2            9
 Custodian fee                                                              155               44            9           33
 Taxes other than federal
  income tax                                                                 81               14            2            5
 Other expenses                                                              47                9            2            6
                                                                     ----------       ----------   ----------   ----------
                                                                         26,445            7,427        1,067        4,269
                                                                     ----------       ----------   ----------   ----------
 Net investment income                                                  119,829           57,128       12,668       70,319
                                                                     ----------       ----------   ----------   ----------
REALIZED GAIN AND
 UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS:
Realized gain                                                         1,068,839          115,877        1,054        6,948
                                                                     ----------       ----------   ----------   ----------
Net change in unrealized appreciation
 (depreciation) on investments                                         (236,509)           6,383       (4,900)     (66,641)
Net change in unrealized appreciation
 (depreciation) on open forward currency
 contracts                                                                                                 12         (133)
                                                                     ----------      -----------  -----------   ----------
Net unrealized appreciation
 (depreciation)                                                        (236,509)           6,383       (4,888)     (66,774)
                                                                     ----------      -----------  -----------   ----------
Net realized gain and
 unrealized appreciation (depreciation)
 on investments                                                         832,330          122,260       (3,834)     (59,826)
                                                                     ----------       ----------   ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                             $952,159         $179,388       $8,834      $10,493
                                                                      =========        =========    =========    =========

                                                                           U.S.
                                                                    Government/             Cash
                                                                      AAA-Rated          Manage-
                                                                     Securities             ment
                                                                           Fund             Fund
                                                                ---------------       ----------
INVESTMENT INCOME:
Income:
 Dividends                                                     $                              -
 Interest                                                                33,531          $14,295
                                                                     ----------       ----------
                                                                         33,531           14,295
                                                                     ----------       ----------
Expenses:
 Management services fee                                                  2,553            1,164
 Distribution fees - Class 2                                                 42               56
 Reports to shareholders                                                     16                8
 Registration statement and
  prospectus                                                                 -                 2
 Postage, stationery and
  supplies                                                                    6                3
 Trustees' fees                                                               4                3
 Auditing and legal fees                                                      5                3
 Custodian fee                                                               16                7
 Taxes other than federal
  income tax                                                                  2                -
 Other expenses                                                               2                4
                                                                     ----------       ----------
                                                                          2,646            1,250
                                                                     ----------       ----------
 Net investment income                                                   30,885           13,045
                                                                     ----------       ----------
REALIZED GAIN AND
 UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS:
Realized gain                                                             4,748                1
                                                                     ----------       ----------
Net change in unrealized appreciation
 (depreciation) on investments                                            5,763                -
Net change in unrealized appreciation
 (depreciation) on open forward currency
 contracts                                                                    -                -
                                                                ---------------       ----------
Net unrealized appreciation
 (depreciation)                                                           5,763                -
                                                                ---------------       ----------
Net realized gain and
 unrealized appreciation (depreciation)
 on investments                                                          10,511                                    1
                                                                     ----------       ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                              $41,396          $13,046
                                                                ===============        =========
(1)  For the period April 30, 1998, commencement of
 operations, through November 30, 1998.


See Notes to Financial Statements

American Variable Insurance Series
FINANCIAL STATEMENTS
                                                                                                        Global Small
Statement of Changes in Net Assets                                        Global                      Capitalization
(dollars in thousands)                                                Growth Fund                            Fund
                                                                    -------------  -------------       -------------
                                                                       Year ended   Period ended        Period ended
                                                                     November 30,   November 30,        November 30,
                                                                              1998      1997 (1)             1998(2)
----------------------------------                                    -----------    -----------         -----------
OPERATIONS:
Net investment income                                                      $1,980           $549                $409
Net realized gain (loss) on investments                                     9,087            (99)                925
Net unrealized appreciation (depreciation)
 on investments                                                            26,951         (1,529)             (3,708)
                                                                      -----------    -----------         -----------
 Net increase (decrease) in net assets
  resulting from operations                                                38,018         (1,079)             (2,374)
                                                                      -----------    -----------         -----------
DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                                   (1,226)          (176)               (194)
 Class 2                                                                     (766)           (62)                (36)
                                                                      -----------    -----------         -----------
  Total dividends from net investment income                               (1,992)          (238)               (230)
Distributions from net realized gain on
 investments                                                                 (277)             -                   -
                                                                      -----------    -----------         -----------
Total dividends and distributions                                          (2,269)          (238)               (230)
                                                                      -----------    -----------         -----------
CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                45,339         81,956              50,353
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                           1,395            176                 194
  Cost of shares repurchased                                              (15,055)        (6,631)             (2,874)
                                                                      -----------    -----------         -----------
  Net increase (decrease) from Class 1 transactions                        31,679         75,501              47,673
                                                                      -----------    -----------         -----------
 Class 2:
  Proceeds from shares sold                                                61,131         47,516              17,199
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                             874             62                  36
  Cost of shares repurchased                                                 (893)             -                 (62)
                                                                      -----------    -----------         -----------
  Net increase from Class 2 transactions                                   61,112         47,578              17,173
 Net increase (decrease) in net                                       -----------    -----------         -----------
  assets resulting from capital share
  transactions                                                             92,791        123,079              64,846
                                                                      -----------    -----------         -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   128,540        121,762              62,242

NET ASSETS:
Beginning of year                                                         126,762          5,000              10,000
                                                                      -----------    -----------         -----------
End of year                                                              $255,302       $126,762             $72,242
                                                                     ============   ============        ============
Undistributed net investment income                                          $296           $311                $182
                                                                     ============   ============        ============
SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                           3,748,614      7,649,183           5,351,886
  Shares issued on reinvestment of dividends
   and distributions                                                      118,716         15,620              23,072
  Shares repurchased                                                   (1,315,104)      (605,047)           (355,692)
                                                                      -----------    -----------         -----------
   Net increase (decrease) in shares outstanding                        2,552,226      7,059,756           5,019,266
                                                                     ============   ============        ============
 Class 2:
  Shares sold                                                           5,120,157      4,376,072           1,915,704
  Shares issued on reinvestment of dividends
   and distributions                                                       73,850          5,510               4,349
  Shares repurchased                                                      (78,598)           (32)             (7,852)
                                                                      -----------    -----------         -----------
   Net increase in shares outstanding                                   5,115,409      4,381,550           1,912,201
                                                                     ============   ============        ============



                                                                      Growth Fund                 International Fund
                                                                    -------------                      -------------
                                                                       Year ended     Year ended          Year ended    Year ended
                                                                     November 30,   November 30,        November 30,  November 30,
                                                                              1998          1997                 1998         1997
----------------------------------                                    -----------    -----------         -----------   -----------
OPERATIONS:
Net investment income                                                     $19,359        $24,821             $37,231       $41,594
Net realized gain (loss) on investments                                   847,243        561,323              47,635       277,748
Net unrealized appreciation (depreciation)
 on investments                                                           296,599        342,407             335,472       (92,076)
                                                                      -----------    -----------         -----------   -----------
 Net increase (decrease) in net assets
  resulting from operations                                             1,163,201        928,551             420,338       227,266
                                                                      -----------    -----------         -----------   -----------
DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                                  (16,761)       (24,809)            (45,333)      (43,541)
 Class 2                                                                     (125)           (50)             (1,201)         (166)
                                                                      -----------    -----------         -----------   -----------
  Total dividends from net investment income                              (16,886)       (24,859)            (46,534)      (43,707)
Distributions from net realized gain on
 investments                                                             (580,855)      (268,039)           (272,318)      (94,763)
                                                                      -----------    -----------         -----------   -----------
Total dividends and distributions                                        (597,741)      (292,898)           (318,852)     (138,470)
                                                                      -----------    -----------         -----------   -----------
CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                               109,347        238,801              41,886       208,181
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                         586,639        292,848             312,120       138,304
  Cost of shares repurchased                                             (589,670)      (354,956)           (471,251)     (196,240)
                                                                      -----------    -----------         -----------   -----------
  Net increase (decrease) from Class 1 transactions                       106,316        176,693            (117,245)      150,245
                                                                      -----------    -----------         -----------   -----------
 Class 2:
  Proceeds from shares sold                                               195,304         72,649              68,884        51,308
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                          11,102             50               6,732           166
  Cost of shares repurchased                                                 (457)           (11)             (1,263)          (24)
                                                                      -----------    -----------         -----------   -----------
  Net increase from Class 2 transactions                                  205,949         72,688              74,353        51,450
 Net increase (decrease) in net                                       -----------    -----------         -----------   -----------
  assets resulting from capital share
  transactions                                                            312,265        249,381             (42,892)      201,695
                                                                      -----------    -----------         -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   877,725        885,034              58,594       290,491

NET ASSETS:
Beginning of year                                                       4,745,383      3,860,349           2,660,119     2,369,628
                                                                      -----------    -----------         -----------   -----------
End of year                                                            $5,623,108     $4,745,383          $2,718,713    $2,660,119
                                                                     ============   ============        ============  ============
Undistributed net investment income                                        $7,091         $4,612  $                         $9,642
                                                                     ============   ============        ============  ============
SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                           2,196,906      5,361,345           2,567,211    12,876,841
  Shares issued on reinvestment of dividends
   and distributions                                                   13,311,288      7,259,293          21,440,773     8,982,981
  Shares repurchased                                                  (11,951,567)    (8,120,252)        (30,137,030)  (11,853,859)
                                                                      -----------    -----------         -----------   -----------
   Net increase (decrease) in shares outstanding                        3,556,627      4,500,386          (6,129,046)   10,005,963
                                                                     ============   ============        ============  ============
 Class 2:
  Shares sold                                                           3,926,116      1,488,730           4,258,892     2,969,078
  Shares issued on reinvestment of dividends
   and distributions                                                      252,355          1,040             460,573         9,366
  Shares repurchased                                                      (10,179)          (216)            (83,746)       (1,469)
   Net increase in shares outstanding                                 -----------    -----------         -----------   -----------
                                                                        4,168,292      1,489,554           4,635,719     2,976,975
                                                                     ============   ============        ============  ============


                                                                   Growth-Income                               Asset
                                                                             Fund                    Allocation Fund
                                                                    -------------                      -------------
                                                                       Year ended     Year ended          Year ended    Year ended
                                                                     November 30,   November 30,        November 30,  November 30,
                                                                              1998          1997                 1998         1997
----------------------------------                                    -----------    -----------         -----------   -----------
OPERATIONS:
Net investment income                                                    $119,829       $117,807             $57,128       $46,387
Net realized gain (loss) on investments                                 1,068,839        631,933             115,877        78,404
Net unrealized appreciation (depreciation)
 on investments                                                          (236,509)       464,898               6,383        86,689
                                                                      -----------    -----------         -----------   -----------
 Net increase (decrease) in net assets
  resulting from operations                                               952,159      1,214,638             179,388       211,480
                                                                      -----------    -----------         -----------   -----------
DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                                 (115,861)      (112,850)            (51,238)      (43,924)
 Class 2                                                                   (5,220)          (568)             (3,336)         (267)
                                                                      -----------    -----------         -----------   -----------
  Total dividends from net investment income                             (121,081)      (113,418)            (54,574)      (44,191)
Distributions from net realized gain on
 investments                                                             (633,062)      (373,625)            (78,277)      (72,976)
                                                                      -----------    -----------         -----------   -----------
Total dividends and distributions                                        (754,143)      (487,043)           (132,851)     (117,167)
                                                                      -----------    -----------         -----------   -----------
CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                79,575        258,887              55,514        94,533
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                         730,769        486,475             126,847       116,900
  Cost of shares repurchased                                             (713,841)      (287,990)           (120,895)      (52,765)
                                                                      -----------    -----------         -----------   -----------
  Net increase (decrease) from Class 1 transactions                        96,503        457,372              61,466       158,668
                                                                      -----------    -----------         -----------   -----------
 Class 2:
  Proceeds from shares sold                                               363,643        152,837             121,817        40,846
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                          23,374            568               6,004           267
  Cost of shares repurchased                                                 (829)            (2)               (195)         (203)
                                                                      -----------    -----------         -----------   -----------
  Net increase from Class 2 transactions                                  386,188        153,403             127,626        40,910
 Net increase (decrease) in net                                       -----------    -----------         -----------   -----------
  assets resulting from capital share
  transactions                                                            482,691        610,775             189,092       199,578
                                                                      -----------    -----------         -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   680,707      1,338,370             235,629       293,891

NET ASSETS:
Beginning of year                                                       6,587,010      5,248,640           1,434,982     1,141,091
                                                                      -----------    -----------         -----------   -----------
End of year                                                            $7,267,717     $6,587,010          $1,670,611    $1,434,982
                                                                     ============   ============        ============  ============
Undistributed net investment income                                       $28,393        $29,653             $14,723       $12,170
                                                                     ============   ============        ============  ============
SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                           2,066,094      7,261,018           3,472,672     6,313,389
  Shares issued on reinvestment of dividends
   and distributions                                                   20,193,738     14,498,052           8,206,467     8,156,386
  Shares repurchased                                                  (18,531,056)    (7,793,511)         (7,525,015)   (3,428,456)
                                                                      -----------    -----------         -----------   -----------
   Net increase (decrease) in shares outstanding                        3,728,776     13,965,559           4,154,124    11,041,319
                                                                     ============   ============        ============  ============
 Class 2:
  Shares sold                                                           9,296,520      3,921,601           7,514,429     2,569,382
  Shares issued on reinvestment of dividends
   and distributions                                                      643,598         14,358             385,691        16,640
  Shares repurchased                                                      (23,804)           (49)            (12,673)      (12,802)
   Net increase in shares outstanding                                 -----------    -----------         -----------   -----------
                                                                        9,916,314      3,935,910           7,887,447     2,573,220
                                                                     ============   ============        ============  ============

                                                                                                         High-Yield
                                                                        Bond Fund                          Bond Fund
                                                                    -------------                      -------------
                                                                       Year ended     Year ended          Year ended    Year ended
                                                                     November 30,   November 30,        November 30,  November 30,
                                                                              1998          1997                 1998         1997
----------------------------------                                    -----------    -----------         -----------   -----------
OPERATIONS:
Net investment income                                                     $12,668         $7,007             $70,319       $64,918
Net realized gain (loss) on investments                                     1,054          1,649               6,948        14,913
Net unrealized appreciation (depreciation)
 on investments                                                            (4,888)         1,007             (66,774)        5,122
                                                                      -----------    -----------         -----------   -----------
 Net increase (decrease) in net assets
  resulting from operations                                                 8,834          9,663              10,493        84,953
                                                                      -----------    -----------         -----------   -----------
DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                                   (9,573)        (5,948)            (65,776)      (61,513)
 Class 2                                                                   (1,605)          (126)             (3,726)         (387)
                                                                      -----------    -----------         -----------   -----------
  Total dividends from net investment income                              (11,178)        (6,074)            (69,502)      (61,900)
Distributions from net realized gain on
 investments                                                               (1,717)             -              (8,320)            -
                                                                      -----------    -----------         -----------   -----------
Total dividends and distributions                                         (12,895)        (6,074)            (77,822)      (61,900)
                                                                      -----------    -----------         -----------   -----------
CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                64,860         52,881              45,293        74,311
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                          11,132          5,948              73,843        61,513
  Cost of shares repurchased                                              (18,584)        (7,585)           (107,252)      (55,586)
                                                                      -----------    -----------         -----------   -----------
  Net increase (decrease) from Class 1 transactions                        57,408         51,244              11,884        80,238
                                                                      -----------    -----------         -----------   -----------
 Class 2:
  Proceeds from shares sold                                                33,674         11,571              49,128        20,198
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                           1,763            126               3,979           387
  Cost of shares repurchased                                               (1,431)           (29)             (1,418)           (3)
                                                                      -----------    -----------         -----------   -----------
  Net increase from Class 2 transactions                                   34,006         11,668              51,689        20,582
 Net increase (decrease) in net                                       -----------    -----------         -----------   -----------
  assets resulting from capital share
  transactions                                                             91,414         62,912              63,573       100,820
                                                                      -----------    -----------         -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    87,353         66,501              (3,756)      123,873

NET ASSETS:
Beginning of year                                                         143,926         77,425             786,058       662,185
                                                                      -----------    -----------         -----------   -----------
End of year                                                              $231,279       $143,926            $782,302      $786,058
                                                                     ============   ============        ============  ============
Undistributed net investment income                                        $3,506         $2,081             $17,744       $17,389
                                                                     ============   ============        ============  ============
SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                           6,220,296      5,092,091           3,143,506     5,078,465
  Shares issued on reinvestment of dividends
   and distributions                                                    1,070,589        579,221           5,138,832     4,250,842
  Shares repurchased                                                   (1,789,981)      (732,975)         (7,540,786)   (3,792,325)
                                                                      -----------    -----------         -----------   -----------
   Net increase (decrease) in shares outstanding                        5,500,904      4,938,337             741,552     5,536,982
                                                                     ============   ============        ============  ============
 Class 2:
  Shares sold                                                           3,219,589      1,098,637           3,361,669     1,355,310
  Shares issued on reinvestment of dividends
   and distributions                                                      169,961         12,011             280,937        26,144
  Shares repurchased                                                     (137,744)        (2,771)           (105,506)         (225)
   Net increase in shares outstanding                                 -----------    -----------         -----------   -----------
                                                                        3,251,806      1,107,877           3,537,100     1,381,229
                                                                     ============   ============        ============  ============

                                                                 U.S. Government/
                                                                        AAA-Rated                    Cash Management
                                                                  Securities Fund                               Fund
                                                                    -------------                      -------------
                                                                       Year ended     Year ended          Year ended    Year ended
                                                                     November 30,   November 30,        November 30,  November 30,
                                                                              1998          1997                 1998         1997
----------------------------------                                    -----------    -----------         -----------   -----------
OPERATIONS:
Net investment income                                                     $30,885        $32,546             $13,045       $12,382
Net realized gain (loss) on investments                                     4,748         (9,383)                  1             -
Net unrealized appreciation (depreciation)
 on investments                                                             5,763          6,202                   -             -
                                                                      -----------    -----------         -----------   -----------
 Net increase (decrease) in net assets
  resulting from operations                                                41,396         29,365              13,046        12,382
                                                                      -----------    -----------         -----------   -----------
DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                                  (29,472)       (34,740)            (11,431)      (11,948)
 Class 2                                                                     (938)          (123)               (984)         (182)
                                                                      -----------    -----------         -----------   -----------
  Total dividends from net investment income                              (30,410)       (34,863)            (12,415)      (12,130)
Distributions from net realized gain on
 investments                                                                    -              -                   -             -
                                                                      -----------    -----------         -----------   -----------
Total dividends and distributions                                         (30,410)       (34,863)            (12,415)      (12,130)
                                                                      -----------    -----------         -----------   -----------
CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                97,521         23,001             269,818       252,946
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                          29,472         34,740              11,431        11,948
  Cost of shares repurchased                                              (71,432)       (93,774)           (258,426)     (279,424)
                                                                      -----------    -----------         -----------   -----------
  Net increase (decrease) from Class 1 transactions                        55,561        (36,033)             22,823       (14,530)
                                                                      -----------    -----------         -----------   -----------
 Class 2:
  Proceeds from shares sold                                                26,930          8,344              40,995        19,573
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                             938            123                 984           182
  Cost of shares repurchased                                               (3,235)        (1,538)            (21,792)       (5,950)
                                                                      -----------    -----------         -----------   -----------
  Net increase from Class 2 transactions                                   24,633          6,929              20,187        13,805
 Net increase (decrease) in net                                       -----------    -----------         -----------   -----------
  assets resulting from capital share
  transactions                                                             80,194        (29,104)             43,010          (725)
                                                                      -----------    -----------         -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    91,180        (34,602)             43,641          (473)

NET ASSETS:
Beginning of year                                                         477,649        512,251             239,875       240,348
                                                                      -----------    -----------         -----------   -----------
End of year                                                              $568,829       $477,649            $283,516      $239,875
                                                                     ============   ============        ============  ============
Undistributed net investment income                                        $7,936         $7,461              $3,971        $3,341
                                                                     ============   ============        ============  ============
SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                           8,582,116      2,087,594          24,352,691    22,809,829
  Shares issued on reinvestment of dividends
   and distributions                                                    2,630,834      3,195,318           1,037,352     1,083,759
  Shares repurchased                                                   (6,349,283)    (8,543,011)        (23,299,957)  (25,187,883)
                                                                      -----------    -----------         -----------   -----------
   Net increase (decrease) in shares outstanding                        4,863,667     (3,260,099)          2,090,086    (1,294,295)
                                                                     ============   ============        ============  ============
 Class 2:
  Shares sold                                                           2,379,800        756,866           3,700,810     1,763,820
  Shares issued on reinvestment of dividends
   and distributions                                                       83,414         11,218              89,256        16,540
  Shares repurchased                                                     (287,245)      (139,099)         (1,966,921)     (536,654)
   Net increase in shares outstanding                                 -----------    -----------         -----------   -----------
                                                                        2,175,969        628,985           1,823,145     1,243,706
(1) For the period April 30, 1997, commencement                      ============   ============        ============  ============
  of operations, through November 30, 1997.
(2) For the period April 30, 1998, commencement
  of operations, through November 30, 1998.
(3) Represents initial capitalization from the sale
   of 500,000 Class 1 shares of beneficial interest.
(4) Represents initial capitalization from the sale
   of 1,000,000 Class 1 shares of beneficial interest.


See Notes to Financial Statements

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Variable Insurance Series (the "series") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 10 different funds. The 10th fund, the Global Small Capitalization Fund, commenced operations on April 30, 1998. The assets of each fund are segregated, with each fund accounted for separately. The funds' investment objectives are as follows: Global Growth Fund - growth of capital by investing primarily in common stocks or securities with common stock characteristics of issuers domiciled around the world; Global Small Capitalization Fund - long-term growth of capital by investing primarily in smaller companies in the U.S. and around the world; Growth Fund - growth of capital by investing primarily in common stocks or securities with common stock characteristics; International Fund - long-term growth of capital by investing primarily in securities of issuers domiciled outside the United States; Growth-Income Fund - growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends; Asset Allocation Fund - high total return (including income and capital gains) consistent with long-term preservation of capital; Bond Fund - as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities; High-Yield Bond Fund - high current income and secondarily capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities; U.S. Government/AAA-Rated Securities Fund - a high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. government and other debt securities rated AAA or Aaa; Cash Management Fund - high current yield while preserving capital by investing in a diversified selection of high-quality money market instruments.

  Each fund in the series is authorized to offer multiple classes of shares. Currently, each fund offers two classes of shares: Class 1 and Class 2. Class 1 shares are not subject to either an initial or contingent deferred sales charge nor have they adopted a plan of distribution to cover any distribution expenses. Class 2 shares are subject to certain fees pursuant to a Plan of Distribution as described below. Both classes of shares have identical voting, dividend, liquidation and other rights and shall have exclusive rights to vote on matters affecting only individual classes. Income, expenses, and any realized capital gains and losses not specific to a particular class will be allocated to each class on the basis of the net asset value of that class in relation to net assets of the fund. Class-specific expenses will be allocated to that particular class on a specific identification basis.

SIGNIFICANT ACCOUNTING POLICIES -- The following is a summary of the significant accounting policies consistently followed by the series in the preparation of its financial statements:

SECURITY VALUATION -- Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees.

NON-U.S. CURRENCY TRANSLATION -- Assets or liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities are included with the net realized and unrealized gain or loss on investment securities.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. In the event the series purchases securities on a delayed delivery or "when-issued" basis, it will segregate with its custodian liquid assets in an amount sufficient to meet its payment obligations in these transactions. Realized gains and losses from securities transactions are reported on an identified cost basis. Dividend and interest income is reported on the accrual basis. Discounts and premiums on securities purchased are amortized.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

FORWARD CURRENCY CONTRACTS -- The series may enter into forward currency contracts, which represent agreements to exchange currencies of different countries at specified future dates at specified rates. The series enters into these contracts to reduce its exposure to fluctuations in foreign exchange rates arising from investments denominated in non-U.S. currencies. The series' use of forward currency contracts involves market risk in excess of the amount recognized in the statement of assets and liabilities. The contracts are recorded in the statement of assets and liabilities at their net unrealized value. The series records realized gains or losses at the time the forward contract is closed or offset by a matching contract. The face or contract amount in U.S. dollars reflects the total exposure the series has in that particular contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates and securities values underlying these instruments.

COMMON EXPENSES -- Common expenses incurred by the series are allocated among the funds, based upon relative net assets. In all other respects, expenses are charged to each fund as incurred on a specific identification basis.

2. FEDERAL INCOME TAXATION
It is the series' policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

 During the year ended November 30, 1998, the U.S. Government/AAA-Rated Securities Fund utilized a capital loss carryforward of $4,051,000 to offset, for tax purposes, capital gains realized during the period up to such amount. The U.S. Government/AAA-Rated Securities Fund had available at November 30, 1998 capital loss carryforward totaling $15,528,000, which may be used to offset capital gains realized during subsequent years through November 30, 2005, and thereby relieve the fund and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. It is the intention of this fund not to make distributions from capital gains while there is a capital loss carryforward.

Additional tax basis disclosures for and as of the year ended November 30, 1998 are as follows:

                                                                                                (dollars in
                                                                                                 thousands)
                                     Global    Global Small                                         Growth-
                                     Growth  Capitalization        Growth            Interna-        Income
                                       Fund            Fund          Fund         tional Fund          Fund


For the year
 ended November 30, 1998

 Tax basis net capital
  gain                                8,723        $1,054 *      $827,001             $47,635    $1,068,847
 Tax basis net currency
  gain (loss)                            (3)            3 *             9                   -            (8)
 Losses during the period
  November 1, 1998 to
  November 30, 1998 deferred to
  fiscal year ending
  November 30,1999 related to
  the following:
   Currency                               -               -             3                   -             -
   Capital gains                          -             132           132                   -             -

As of November 30, 1998 (tax
 basis amounts,
 excluding forward
 currency contracts):

 Unrealized
  appreciation                       42,825           6,330     1,892,039             776,874     1,743,049
 Unrealized
  depreciation                       17,409          10,038       267,550             162,171       276,802
 Net unrealized
  appreciation
  (depreciation)                     25,416          (3,708)    1,624,489             614,703     1,466,247
 Cost of portfolio
  securities                        228,514          77,420     4,026,891           2,112,182     5,798,153

                                                                                                (dollars in
                                                                                                 thousands)
                                      Asset                    High-Yield    U.S. Government/          Cash
                                 Allocation            Bond          Bond           AAA-Rated    Management
                                       Fund            Fund          Fund     Securities Fund          Fund


For the year
 ended November 30, 1998

 Tax basis net capital
  gain                             $115,878          $1,107       $10,784              $4,051            $1
 Tax basis net currency
  gain (loss)                            (1)            (53)         (595)                  -             -
 Losses during the period
  November 1, 1998 to
  November 30, 1998 deferred to
  fiscal year ending
  November 30,1999 related to
  the following:
   Currency                               -               -             -                   -             -
   Capital gains                          -               -         3,903                   -             -

As of November 30, 1998 (tax
 basis amounts,
 excluding forward
 currency contracts):

 Unrealized
  appreciation                      330,738           5,476        24,943              17,543             -
 Unrealized
  depreciation                       52,868           7,274        64,378               1,998             -
 Net unrealized
  appreciation
  (depreciation)                    277,870          (1,798)       39,435              15,545             -
 Cost of portfolio
  securities                      1,386,280         234,774       808,351             577,503       284,117

*  For the period
April 30, 1998,
commencement of operations,
through November 30, 1998.


3. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE -- The fees for management services were incurred pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Trustees of the series are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on the following annual rates: Global Growth Fund - 0.69% of average net assets; Global Small Capitalization Fund - 0.80% of average net assets; Growth Fund - 0.50% of the first $600 million of average net assets; 0.45% of such assets in excess of $600 million but not exceeding $1.2 billion; 0.42% of such assets in excess of $1.2 billion but not exceeding $2.0 billion; 0.37% of such assets in excess of $2.0 billion but not exceeding $3.2 billion; and 0.35% of such assets in excess of $3.2 billion; International Fund -0.78% of the first $600 million of average net assets; 0.60% of such assets in excess of $600 million but not exceeding $1.2 billion; 0.48% of such assets in excess of $1.2 billion but not exceeding $2.0 billion; and 0.465% of such assets in excess of $2.0 billion; Growth-Income Fund - 0.50% of the first $600 million of average net assets; 0.45% of such assets in excess of $600 million but not exceeding $1.5 billion; 0.40% of such assets in excess of $1.5 billion but not exceeding $2.5 billion; 0.32% of such assets in excess of $2.5 billion but not exceeding $4.0 billion; and 0.285% of such assets in excess of $4.0 billion; Asset Allocation Fund - 0.50% of the first $600 million of average net assets; 0.42% of such assets in excess of $600 million but not exceeding $1.2 billion; and 0.36% of such assets in excess of $1.2 billion; Bond Fund - 0.60% of the first $30 million of average net assets; and 0.50% of such assets in excess of $30 million; High-Yield Bond Fund - 0.60% of the first $30 million of average net assets; 0.50% of such assets in excess of $30 million but not exceeding $600 million; and 0.46% of such assets in excess of $600 million; U.S. Government/AAA-Rated Securities Fund - 0.60% of the first $30 million of average net assets; 0.50% of such assets in excess of $30 million but not exceeding $600 million; and 0.40% of such assets in excess of $600 million; Cash Management Fund - 0.50% of the first $100 million of average net assets; 0.42% of such assets in excess of $100 million but not exceeding $400 million; and 0.38% of such assets in excess of $400 million.

  The Board of Trustees has approved an amended Investment Advisory and Service Agreement, which provides for reduced fees for the Global Growth Fund, Global Small Capitalization Fund, Growth Fund, Growth-Income Fund, and Asset Allocation Fund effective December 1, 1998, at the following annual rates:
Global Growth Fund - 0.69% of the first $600 million of average net assets; 0.59% of such assets in excess of $600 million but not exceeding $1.2 billion; and 0.53% of such assets in excess of $1.2 billion; Global Small Capitalization Fund - 0.80% of the first $600 million of average net assets; and 0.74% of such assets in excess of $600 million; Growth Fund - 0.50% of the first $600 million of average net assets; 0.45% of such assets in excess of $600 million but not exceeding $1.2 billion; 0.42% of such assets in excess of $1.2 billion but not exceeding $2.0 billion; 0.37% of such assets in excess of $2.0 billion but not exceeding $3.2 billion; 0.35% of such assets in excess of $3.2 billion but not exceeding $5.2 billion; 0.33% of such assets in excess of $5.2 billion but not exceeding $8.4 billion; and 0.315% of such assets in excess of $8.4 billion; Growth-Income Fund - 0.50% of the first $600 million of average net assets; 0.45% of such assets in excess of $600 million but not exceeding $1.5 billion; 0.40% of such assets in excess of $1.5 billion but not exceeding $2.5 billion; 0.32% of such assets in excess of $2.5 billion but not exceeding $4.0 billion; 0.285% of such assets in excess of $4.0 billion but not exceeding $6.5 billion; 0.256% of such assets in excess of $6.5 billion but not exceeding $10.5 billion; and 0.242% of such assets in excess of $10.5 billion; Asset Allocation Fund - 0.50% of the first $600 million of average net assets; 0.42% of such assets in excess of $600 million but not exceeding $1.2 billion; 0.36% of such assets in excess of $1.2 billion but not exceeding $2.0 billion; and 0.32% of such assets in excess of $2.0 billion. Beginning July 1, 1998, CRMC has voluntarily agreed to waive its management fees in excess of those provided by the amended agreement. For the Growth Fund and the Growth-Income Fund, the amounts waived were $15,000 and $55,000 respectively.

DISTRIBUTION EXPENSES -- Pursuant to a Plan of Distribution, each fund is authorized to pay an annual rate of 0.25% of the average daily net assets of Class 2 shares in connection with certain distribution services and related activities. During the year ended November 30, 1998, Plan expenses for the series aggregated $2,403,000. As of November 30, 1998, accrued and unpaid distribution expenses were $293,000.

DEFERRED TRUSTEES' FEES -- Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the series. As of November 30,1998, aggregate amounts deferred and earnings thereon were $386,000. Certain trustees and officers of the series are or may be considered to be affiliated with CRMC. No such persons received any remuneration directly from the series.

4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

 The following table presents additional information for and as of November 30, 1998:

                                                                                    (dollars in
                                                                                    thousands)

                                  Global  Global Small                                 Growth-
                                  Growth Capitalization      Growth        Interna-     Income
                                    Fund          Fund         Fund     tional Fund       Fund
For the year
 ended November 30,1998:
 Purchases of
  investment
  securities (1)                 121,673        70,231 (2)2,396,436         875,181  2,658,486
 Sales of invest-
  ment securities (1)             48,490        10,644 (2)2,632,263       1,133,256  2,734,346
 Book basis net currency
  gain (loss) on dividends,
  interest, withholding
  taxes reclaimable, and
  sale of non-U.S. bonds              (3)            3 (2)        6            (775)        (8)

As of November 30, 1998:
 Accumulated
  undistributed
  net realized
  gain (loss) on
  Investments                     $8,714          $922     $827,391         $50,374 $1,067,309
 Reclassification from (to)
  undistributed net investment
  income to (from)undistributed
  net realized gain                    3            (3)          (6)            828          8
 Paid-in capital                 220,870        74,846    3,164,137       2,053,868  4,705,764

                                                                                    (dollars in
                                                                                    thousands)

                                   Asset                  High-YieldU.S. Government/      Cash
                               Allocation         Bond         Bond       AAA-Rated Management
                                    Fund          Fund         Fund Securities Fund       Fund
For the year
 ended November 30,1998:
 Purchases of
  investment
  securities (1)                 478,986       195,963      542,112         520,241          -
 Sales of invest-
  ment securities (1)            397,678        98,164      497,096         419,153          -
 Book basis net currency
  gain (loss) on dividends,
  interest, withholding
  taxes reclaimable, and
  sale of non-U.S. bonds              (1)         (145)        (112)              -          -

As of November 30, 1998:
 Accumulated
  undistributed
  net realized
  gain (loss) on
  Investments                   $115,451        $1,062       $6,826      $  (15,657)        $1
 Reclassification from (to)
  undistributed net investment
  income to (from)undistributed
  net realized gain                    1            65          462               -          -
 Paid-in capital               1,262,567       228,509      797,143         561,005    254,071

(1)  Excludes short-
term securities

(2)  For the period
April 30, 1998,
commencement of operations,
through November 30, 1998.

 Pursuant to the custodian agreement, each fund within the series receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. Custodian fees for the series aggregated $2,511,000, of which $132,000 was paid by these credits rather than in cash.

 Dividend and interest income for the Global Growth Fund, the Global Small Capitalization Fund and the International Fund is recorded net of non-U.S. taxes paid. For the year ended November 30, 1998, such non-U.S. taxes were $187,000, $29,000 and $5,327,000, respectively.

 At November 30, 1998, the Bond Fund and the High-Yield Bond Fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:

Non-U.S. Currency Sale Contracts
                                                      Contract             Amount
                                                      ---------            ---------


                                                 Fund             Non-U.S.             U.S.
                                            ---------            ---------        ---------
Deutsche Marks
 expiring 2/3/1999                               Bond       DM     983,000      $   600,000
 expiring 2/3-2/25/1999               High-Yield Bond           21,424,000       12,723,000
Great British Pound
 expiring 12/21/1998-8/10/1999        High-Yield Bond       GBP  6,696,000       10,950,000


                                                      U.S. Valuation       at 11/30/98
                                                      ---------            ---------
                                                                                 Unrealized
                                                                               Appreciation
                                                 Fund               Amount   (Depreciation)
                                            ---------            ---------        ---------
Deutsche Marks
 expiring 2/3/1999                               Bond          $   581,000       $   19,000
 expiring 2/3-2/25/1999               High-Yield Bond           12,675,000           48,000
Great British Pound
 expiring 12/21/1998-8/10/1999        High-Yield Bond           10,984,000          (34,000)

PER-SHARE DATA AND RATIOS

                                                                   Net gains        Total   Dividends
                                         Net asset        Net    or losses on        from   (from net
                                            value,    invest-      securities     invest-     invest-
Year                                     beginning       ment  (both realized        ment        ment
Ended                                      of year     income and unrealized)  operations     income)
---------                                ---------  ---------       ---------   ---------   ---------
Global Growth Fund (1)
 Class 1
1997                                        $10.00       $.06           $ .59       $ .65       $(.03)
1998                                         10.62        .13            2.43        2.56        (.14)
 Class 2 (3)
1997                                         10.00        .03             .60         .63        (.02)
1998                                         10.61        .10            2.44        2.54        (.11)
Global Small Capitalization Fund (4)
 Class 1
1998                                        $10.00       $.06           $(.91)      $(.85)      $(.04)
 Class 2
1998                                         10.00        .04            (.91)       (.87)       (.03)
Growth Fund
 Class 1
1994                                     $               $.24            $.69        $.93       $(.24)
1995                                         31.94        .33           10.63       10.96        (.29)
1996                                         41.81        .24            5.17        5.41        (.29)
1997                                         43.53        .27            9.61        9.88        (.27)
1998                                         50.12        .19           10.91       11.10        (.17)
 Class 2 (3)
1997                                         40.59        .11            9.51        9.62        (.12)
1998                                         50.09        .08           10.90       10.98        (.05)
International Fund
 Class 1
1994                                     $               $.25  $               $                $(.20)
1995                                         13.27        .34            1.02        1.36        (.33)
1996                                         13.89        .28            1.96        2.24        (.31)
1997                                         15.53        .25            1.18        1.43        (.27)
1998                                         16.07        .22            2.21        2.43        (.28)
 Class 2 (3)
1997                                         15.86        .13             .23         .36        (.16)
1998                                         16.06        .20            2.19        2.39        (.24)
Growth Income Fund
 Class 1
1994                                     $               $.68            $.14        $.82       $(.65)
1995                                         25.30        .73            7.20        7.93        (.73)
1996                                         31.47        .71            5.55        6.26        (.74)
1997                                         35.73        .73            6.78        7.51        (.72)
1998                                         39.97        .67            4.60        5.27        (.68)
 Class 2 (3)
1997                                         34.10        .37            5.82        6.19        (.35)
1998                                         39.94        .58            4.60        5.18        (.59)
Asset Allocation Fund
 Class 1
1994                                     $               $.51          $ (.57)     $ (.06)      $(.52)
1995                                         11.25        .50            2.69        3.19        (.50)
1996                                         13.77        .53            1.89        2.42        (.53)
1997                                         15.18        .55            1.94        2.49        (.54)
1998                                         16.16        .58            1.27        1.85        (.57)
 Class 2 (3)
1997                                         14.43        .29            1.69        1.98        (.26)
1998                                         16.15        .53            1.28        1.81        (.53)
Bond Fund (5)
 Class 1
1996                                        $10.00       $.40            $.16        $.56       $(.25)
1997                                         10.31        .63             .30         .93        (.62)
1998                                         10.62        .67            (.15)        .52        (.65)
 Class 2 (3)
1997                                         10.11        .35             .46         .81        (.31)
1998                                         10.61        .65            (.15)        .50        (.63)
High-Yield Bond Fund
 Class 1
1994                                     $          $                 $ (2.07)     $ (.80)    $ (1.23)
1995                                         12.89       1.32            1.10        2.42       (1.32)
1996                                         13.99       1.28             .54        1.82       (1.30)
1997                                         14.51       1.29             .43        1.72       (1.27)
1998                                         14.96       1.26           (1.04)        .22       (1.25)
 Class 2 (3)
1997                                         14.28        .69             .61        1.30        (.63)
1998                                         14.95       1.23           (1.04)        .19       (1.22)
U.S. Government/
AAA-Rated Securities Fund
 Class 1
1994                                     $               $.76          $(1.30)     $ (.54)      $(.74)
1995                                         10.80        .82             .71        1.53        (.81)
1996                                         11.52        .83            (.24)        .59        (.82)
1997                                         11.29        .76            (.07)        .69        (.80)
1998                                         11.18        .68             .26         .94        (.69)
 Class 2 (3)
1997                                         10.83        .38             .33         .71        (.37)
1998                                         11.17        .68             .24         .92        (.67)
Cash Management Fund
 Class 1
1994                                     $               $.37           $ .02        $.39       $(.32)
1995                                         11.09        .63            (.02)        .61        (.59)
1996                                         11.11        .54             .01         .55        (.54)
1997                                         11.12        .57            (.01)        .56        (.55)
1998                                         11.13        .57            (.01)        .56        (.56)
 Class 2 (3)
1997                                         11.07        .28             .03         .31        (.26)
1998                                         11.12        .55            (.02)        .53        (.53)


                                           Distri-
                                           butions                  Net asset             Net assets,
                                             (from      Total         value,                   end of
Year                                       capital    distri-          end of       Total    year (in
Ended                                       gains)    butions            year      return   millions)
---------                                ---------  ---------       ---------   ---------   ---------
Global Growth Fund (1)
 Class 1
1997                                             -      $(.03)         $10.62   6.45% (2)        $ 80
1998                                         $(.02)      (.16)          13.02      24.26          132
 Class 2 (3)
1997                                             -       (.02)          10.61    6.28 (2)          46
1998                                          (.02)      (.13)          13.02      24.06          124
Global Small Capitalization Fund (4)
 Class 1
1998                                                    $(.04) $              (8.31)% (2)         $55
 Class 2
1998                                                     (.03)           9.10  (8.49) (2)          17
Growth Fund
 Class 1
1994                                        $(1.09)    $(1.33) $                    2.92%      $2,027
1995                                          (.80)     (1.09)          41.81      35.35        3,154
1996                                         (3.40)     (3.69)          43.53      14.32        3,860
1997                                         (3.02)     (3.29)          50.12      24.57        4,671
1998                                         (6.14)     (6.31)          54.91      25.27        5,313
 Class 2 (3)
1997                                             -       (.12)          50.09   23.73 (2)          75
1998                                         (6.14)     (6.19)          54.88      24.97          310
International Fund
 Class 1
1994                                        $ (.22)    $ (.42) $                   10.48%      $1,405
1995                                          (.41)      (.74)          13.89      10.78        1,703
1996                                          (.29)      (.60)          15.53      16.66        2,370
1997                                          (.62)      (.89)          16.07       9.52        2,612
1998                                         (1.65)     (1.93)          16.57      16.94        2,593
 Class 2 (3)
1997                                             -       (.16)          16.06    2.20 (2)          48
1998                                         (1.65)     (1.89)          16.56      16.63          126
Growth Income Fund
 Class 1
1994                                        $ (.88)   $ (1.53) $                    3.21%      $2,740
1995                                         (1.03)     (1.76)          31.47      33.14        3,953
1996                                         (1.26)     (2.00)          35.73      21.02        5,249
1997                                         (2.55)     (3.27)          39.97      22.92        6,430
1998                                         (3.83)     (4.51)          40.73      14.77        6,704
 Class 2 (3)
1997                                              -      (.35)          39.94   18.18 (2)         157
1998                                         (3.83)     (4.42)          40.70      14.49          564
Asset Allocation Fund
 Class 1
1994                                         $(.18)    $ (.70) $                    (.54)      $  637
1995                                          (.17)      (.67)          13.77      29.45          870
1996                                          (.48)     (1.01)          15.18      18.65        1,141
1997                                          (.97)     (1.51)          16.16      17.90        1,393
1998                                          (.87)     (1.44)          16.57      12.32        1,497
 Class 2 (3)
1997                                             -       (.26)          16.15   13.80 (2)          42
1998                                          (.87)     (1.40)                     12.05          173
Bond Fund (5)
 Class 1
1996                                             -      $(.25)         $10.31   5.74% (2)        $ 77
1997                                             -       (.62)          10.62       9.36          132
1998                                         $(.12)      (.77)          10.37       5.12          186
 Class 2 (3)
1997                                             -       (.31)          10.61    8.09 (2)          12
1998                                          (.12)      (.75)          10.36       4.85           45
High-Yield Bond Fund
 Class 1
1994                                        $ (.25)    $(1.48) $                  (5.71)%        $390
1995                                             -      (1.32)          13.99      19.81          534
1996                                             -      (1.30)          14.51      13.75          662
1997                                             -      (1.27)          14.96      12.45          765
1998                                          (.16)     (1.41)          13.77       1.44          715
 Class 2 (3)
1997                                             -       (.63)          14.95    9.20 (2)          21
1998                                          (.16)     (1.38)          13.76       1.18           68
U.S. Government/
AAA-Rated Securities Fund
 Class 1
1994                                         $(.07)    $ (.81) $                  (4.58)%        $463
1995                                             -       (.81)          11.52      14.73          542
1996                                             -       (.82)          11.29       5.49          512
1997                                             -       (.80)          11.18       6.49          471
1998                                             -       (.69)          11.43       8.72          537
 Class 2 (3)
1997                                             -       (.37)          11.17    6.65 (2)           7
1998                                             -       (.67)          11.42       8.46           32
Cash Management Fund
 Class 1
1994                                             -      $(.32) $                    3.59%        $221
1995                                             -       (.59)          11.11       5.65          193
1996                                             -       (.54)          11.12       5.09          240
1997                                             -       (.55)          11.13       5.21          226
1998                                             -       (.56)          11.13       5.17          250
 Class 2 (3)
1997                                             -       (.26)                   2.87 (2)          14
1998                                             -       (.53)                      4.92           34



                                                        Ratio
                                          Ratio of     of net
                                          expenses  income to      Portfolio
Year                                    to average    average        turnover
Ended                                   net assets net assets            rate
---------                                ---------  ---------       ---------
Global Growth Fund (1)
 Class 1
1997                                      .44% (2)   .80% (2)      13.22% (2)
1998                                            .75       1.14           25.56
 Class 2 (3)
1997                                       .57 (2)    .56 (2)       13.22 (2)
1998                                           1.00        .87           25.56
Global Small Capitalization Fund (4)
 Class 1
1998                                      .51% (2)   .86% (2)     28.20% (2)
 Class 2
1998                                       .62 (2)    .63 (2)       28.2 (2)
Growth Fund
 Class 1
1994                                          .49%       .78%          29.58%
1995                                            .47        .92           35.47
1996                                            .44        .61           30.88
1997                                            .42        .59           45.14
1998                                            .41        .38           49.91
 Class 2 (3)
1997                                       .37 (2)    .08 (2)            45.14
1998                                            .66        .15           49.91
International Fund
 Class 1
1994                                          .80%      2.03%          19.66%
1995                                            .75       2.64           24.66
1996                                            .69       1.99           32.08
1997                                            .67       1.56           50.12
1998                                            .66       1.36           34.08
 Class 2 (3)
1997                                       .53 (2)    .34 (2)            50.12
1998                                            .91       1.03           34.08
Growth Income Fund
 Class 1
1994                                          .47%      2.72%          29.26%
1995                                            .44       2.70           26.91
1996                                            .41       2.26           31.27
1997                                            .38       2.01           37.55
1998                                            .36       1.74           42.72
 Class 2 (3)
1997                                       .35 (2)    .93 (2)            37.55
1998                                            .61       1.02           42.72
Asset Allocation Fund
 Class 1
1994                                          .53%      4.55%          36.13%
1995                                            .52       4.11           39.89
1996                                            .49       3.88           50.62
1997                                            .47       3.63           34.14
1998                                            .45       3.63           27.97
 Class 2 (3)
1997                                       .40 (2)   1.81 (2)            34.14
1998                                            .70       3.39           27.97
Bond Fund (5)
 Class 1
1996                                      .52% (2)  6.18% (2)      32.83% (2)
1997                                            .55       6.63           52.93
1998                                            .54       6.89           61.54
 Class 2 (3)
1997                                       .44 (2)   3.50 (2)            52.93
1998                                            .78       6.62           61.54
High-Yield Bond Fund
 Class 1
1994                                          .54%      9.37%          38.46%
1995                                            .54      10.12           31.73
1996                                            .53       9.27           44.81
1997                                            .51       8.92           50.22
1998                                            .51       8.66           65.80
 Class 2 (3)
1997                                       .43 (2)   4.92 (2)            50.22
1998                                            .76       8.60           65.80
U.S. Government/
AAA-Rated Securities Fund
 Class 1
1994                                          .54%      6.69%         45.21%
1995                                            .54       7.37           30.11
1996                                            .53       7.33           30.45
1997                                            .52       6.73           53.80
1998                                            .51       6.11           89.25
 Class 2 (3)
1997                                       .44 (2)    3.45 (2            53.80
1998                                            .75       5.68           89.25
Cash Management Fund
 Class 1
1994                                          .49%      3.60%                -
1995                                            .49       5.37               -
1996                                            .47       4.94               -
1997                                            .47       4.99               -
1998                                            .46       5.07               -
 Class 2 (3)
1997                                       .41 (2)   2.80 (2)                -
1998                                            .70       4.75               -

1 Commenced operations
 April 30, 1997.
2  Based on operations
 for the period shown
 and, accordingly, not
 representative of a
 full year.
3  Shares offered for
  sale commencing
 April 30, 1997.
4  Commenced operations
 April 30, 1998.
5  Commenced operations
 January 2, 1996.


See Notes to Financial Statements


REPORT OF INDEPENDENT ACCOUNTANTS
_________________________________________________________________
To the Board of Trustees and Shareholders of American Variable Insurance Series:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investment portfolios, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of the Global Growth Fund, the Global Small Capitalization Fund, the Growth Fund, the International Fund, the Growth-Income Fund, the Asset Allocation Fund, the Bond Fund, the High-Yield Bond Fund, the U.S. Government/AAA-Rated Securities Fund and the Cash Management Fund (constituting the American Variable Insurance Series, hereafter referred to as the "Series") at November 30, 1998, the results of each of their operations for the year then ended, the changes in each of their net assets for the years indicated, and the per-share data and ratios for the years indicated, in conformity with generally accepted accounting principles. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1998 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Los Angeles, California
January 8, 1999

AMERICAN VARIABLE INSURANCE SERIES
BOARD OF TRUSTEES

CHARLES H. BLACK
Pacific Palisades, California
Private investor and consultant; former
Executive Vice President and Director,
KaiserSteel Corporation

H. FREDERICK CHRISTIE
Rolling Hills Estates, California
Private investor; former President and
Chief Executive Officer,
The Mission Group; former President,
Southern California Edison Company

JOE E. DAVIS
Encino, California
Private investor; former Chairman of the Board, Linear Corporation; former President and
Chief Executive Officer,
National Health Enterprises, Inc.

MARTIN FENTON, JR.
San Diego, California
Chairman of the Board,
Senior Resource Group, Inc.
(senior living centers management)

MARY MYERS KAUPPILA
Boston, Massachusetts
Private investor;
former owner and President,
Energy Investment, Inc.

KIRK P. PENDLETON
Southampton, Pennsylvania
Chairman of the Board and
Chief Executive Officer,
Cairnwood, Inc.
(venture capital investment)

JAMES F. ROTHENBERG
Los Angeles, California
President of the series
President and Director,
Capital Research and Management Company

THOMAS E. TERRY
Los Angeles, California
Chairman of the Board of the series
Consultant;
former Vice President and Secretary,
Capital Research and Management Company

OTHER OFFICERS
JAMES K. DUNTON
Los Angeles, California
Senior Vice President of the series
Senior Vice President and Director,
Capital Research and Management Company

ABNER D. GOLDSTINE
Los Angeles, California
Senior Vice President of the series
Senior Vice President and Director,
Capital Research and Management Company

ALAN N. BERRO
Los Angeles, California
Vice President of the series
Senior Vice President,
Capital Research Company

MICHAEL J. DOWNER
Los Angeles, California
Vice President of the series
Senior Vice President - Fund Business
Management Group,
Capital Research and Management Company

CLAUDIA P. HUNTINGTON
Los Angeles, California
Vice President of the series
Senior Vice President,
Capital Research and Management Company

ROBERT W. LOVELACE
Los Angeles, California
Vice President of the series
Executive Vice President and Director,
Capital Research Company

DONALD D. O'NEAL
San Francisco, California
Vice President of the series
Vice President,
Capital Research and Management Company

JOHN H. SMET
Los Angeles, California
Vice President of the series
Vice President,
Capital Research and Management Company

CHAD L. NORTON
Los Angeles, California
Secretary of the series
Vice President - Fund Business
Management Group,
Capital Research and Management Company

ROBERT P. SIMMER
Norfolk, Virginia
Treasurer of the series
Vice President - Fund Business
Management Group,
Capital Research and Management Company

SHERYL F. JOHNSON
Norfolk, Virginia
Assistant Treasurer of the series
Vice President - Fund Business
Management Group,
Capital Research and Management Company

OFFICES OF THE SERIES AND OF
THE INVESTMENT ADVISER,
CAPITAL RESEARCH AND
MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5823

CUSTODIAN OF ASSETS
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02105-1713

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071-2371

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
400 South Hope Street
Los Angeles, California 90071-2889

This report is for the information of American Variable Insurance Series investors, but it may also be used as sales literature when preceded or accompanied by the current prospectus for American Variable Insurance Series and the prospectus for the applicable insurance contract, which gives details about charges, expenses, investment objectives and operating policies. If used as sales material after March 31, 1999, this report must be accompanied by an American Legacy III Statistical Update for the most recently completed calendar quarter.

Printed on recycled paper
Litho in USA A/L/3929
(c) 1999 American Funds Distributors, Inc.
Lit. No. VI3-011-0199